                                                         TCW GALILEO FUNDS, INC.

                                                                   ANNUAL REPORT

                                                                OCTOBER 31, 1996

                                                         TCW GALILEO FUNDS, INC.

TABLE OF CONTENTS
-----------------

Letter to Shareholders ....................................................... 2
Performance Summary .......................................................... 3

Schedule of Investments:
  TCW Galileo Money Market Fund .............................................. 4
  TCW Galileo High Grade Fixed Income Fund ................................... 6
  TCW Galileo High Yield Bond Fund ........................................... 9
  TCW Galileo Mortgage Backed Securities Fund ............................... 15
  TCW Galileo Long-Term Mortgage Backed Securities Fund ..................... 18
  TCW Galileo Core Equity Fund .............................................. 20
  TCW Galileo Earnings Momentum Fund ........................................ 23
  TCW Galileo Mid-Cap Growth Fund ........................................... 29
  TCW Galileo Small Cap Growth Fund ......................................... 32
  TCW Galileo Asia Pacific Equity Fund ...................................... 37
  TCW Galileo Emerging Markets Fund ......................................... 41
  TCW Galileo Latin America Equity Fund ..................................... 49

Statements of Assets and Liabilities ........................................ 52
Statements of Operations .................................................... 56
Statements of Changes in Net Assets ......................................... 60
Notes to Financial Statements ............................................... 72
Financial Highlights ........................................................ 81
Independent Auditors' Report ................................................ 94
Shareholder Information ..................................................... 95

TO OUR SHAREHOLDERS
-------------------

We are pleased to submit the October 31, 1996 Annual Report for the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, 12b-1 or deferred sales charges. On the next page is a summary of each Fund's net asset value and returns through October 31, 1996.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. Please call your Account Representative or our Shareholder Relations Department at (800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

Very truly yours,

/s/ Marc I. Stern
Marc I. Stern
Chairman of the Board

December 4, 1996

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

PERFORMANCE SUMMARY
-------------------

                                   Net Asset Value              Total Return - Annualized
                                      per Share                  As of October 31, 1996
                                   ------------------  ------------------------------------------------

                                     October 31,     Year Ended         Latest        Since         Inception
                                        1996       October 31, 1996     5 Years     Inception          Date
                                     -----------   ----------------     -------     ---------       ---------
TCW Galileo Money Market Fund         $  1.00        5.21%              4.35%         5.79%         07/14/88
TCW Galileo High Grade Fixed
 Income Fund /(3)/                       9.45        4.26%              6.34%/(1)/    7.38%/(1)/    01/01/90/(2)/
TCW Galileo High Yield Bond Fund         9.77        9.92%             11.23%/(1)/   11.05%/(1)/    02/01/89/(2)/
TCW Galileo Mortgage Backed
 Securities Fund                         9.67        7.86%              5.99%/(1)/    7.10%/(1)/    02/01/90/(2)/
TCW Galileo Long-Term Mortgage
 Backed Securities Fund                  9.56        7.69%             N/A            6.05%         06/17/93
TCW Galileo Core Equity Fund            15.93       16.79%             14.41%/(1)/   15.32%/(1)/    07/01/91/(2)/
TCW Galileo Earnings
 Momentum Fund                          13.01       13.99%             N/A           14.24%/(1)/    05/01/93/(2)/
TCW Galileo Mid-Cap
 Growth Fund/(4)/                        9.19       25.46%/(1)/        N/A           38.56%/(1)/    11/01/94/(2)/
TCW Galileo Small Cap
 Growth Fund                            17.17       29.73%             19.06%/(1)/   20.39%/(1)/    12/01/89/(2)/
TCW Galileo Asia Pacific
 Equity Fund                             9.61       11.36%             N/A           16.75%/(1)/    04/01/93/(2)/
TCW Galileo Emerging Markets
 Fund                                    8.18       14.14%             N/A            6.71%/(1)/    06/01/93/(2)/
TCW Galileo Latin America
 Equity Fund                            10.01       27.08%              7.68%/(1)/   10.73%/(1)/    07/01/91/(2)/

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been lower

(2) Inception date of predecessor limited partnership.

(3) On November 1, 1996, the Fund changed its name to TCW Galileo Core Fixed Income Fund.

(4) Inception date of the Fund was June 3, 1996.

TCW Galileo Money Market Fund

SCHEDULE OF INVESTMENTS
-----------------------

  Principal
   Amount             INVESTMENTS                                                         Value
------------          -----------                                                     -------------
                      AGENCY FIXED INCOME SECURITIES (8.2% of Net Assets)
$  2,000,000          Federal Farm Credit Bank, 5.4%, due 11/08/96                    $   1,999,926
   2,000,000          Federal Farm Credit Bank, 5.8%, due 07/29/97                        1,998,626
   2,000,000          Federal Home Loan Bank, 5.64%, due 08/28/97                         1,995,186
   3,740,000          Federal Home Loan Bank, 5.84%, due 07/24/97                         3,742,522
   6,450,000          Federal Home Loan Mortgage Corp., 5.53%, due 11/01/96               6,450,000
   3,000,000          Federal National Mortgage Association, 5.47%, due 11/14/96          2,999,932
                                                                                      -------------
                      TOTAL AGENCY FIXED INCOME SECURITIES (Cost: $19,186,192)           19,186,192
                                                                                      -------------

                      COMMERCIAL PAPER (73.9%)
   5,000,000          Abbott Laboratories, 5.23%, due 12/27/96                            4,959,322
   7,000,000          American Express Credit Corp., 5.27%, due 11/05/96                  6,995,901
   1,900,000          Ameritech Corp., 5.22%, due 11/18/96                                1,895,317
   4,200,000          Ameritech Corp., 5.23%, due 11/08/96                                4,195,729
   5,000,000          Bear Stearns Companies, Inc., 5.25%, due 11/01/96                   5,000,000
   5,000,000          Bear Stearns Companies, Inc., 5.26%, due 11/12/96                   4,991,964
   5,000,000          Ciesco L.P., 5.23%, due 12/05/96                                    4,975,303
     850,000          Ciesco L.P., 5.25%, due 11/01/96                                      850,000
   4,000,000          Dean Witter, Discover, 5.28%, due 11/15/96                          3,991,787
   1,900,000          Du Pont (E.I.) De Nemours & Co., 5.22%, due 11/19/96                1,895,041
   5,000,000          Du Pont (E.I.) De Nemours & Co., 5.23%, due 11/25/96                4,982,567
   4,000,000          Ford Motor Credit Corp., 5.24%, due 11/01/96                        4,000,000
   2,000,000          General Electric Capital Corp., 5.26%, due 11/26/96                 1,992,694
   5,000,000          International Lease Finance Corp., 5.22%, due 11/07/96              4,995,650
   5,000,000          McDonald's Corp., 5.27%, due 12/31/96                               4,956,083
   5,000,000          Merrill Lynch & Co., Inc., 5.26%, due 11/04/96                      4,997,808
   5,000,000          Merrill Lynch & Co., Inc., 5.5%, due 11/04/96                       4,997,708
   4,242,000          Metlife Funding Inc., 5.23%, due 11/12/96                           4,235,221
   2,830,000          Metlife Funding Inc., 5.27%, due 11/13/96                           2,825,029
   3,480,000          Nordstrom Credit Corp., 5.23%, due 11/14/96                         3,473,428
   4,000,000          Nordstrom Credit Corp., 5.24%, due 11/07/96                         3,996,507
   2,590,000          Northern Illinois Gas Company, 5.3%, due 01/15/97                   2,561,402
   5,500,000          Pitney-Bowes Credit Corp., 5.32%, due 04/08/97                      5,371,581
   5,000,000          Preferred Receivables Funding Corp., 5.25%, due 11/01/96            5,000,000
   5,000,000          Preferred Receivables Funding Corp., 5.27%, due 11/13/96            4,991,217
   5,000,000          Prudential Funding Corp., 5.19%, due 11/01/96                       5,000,000
   5,000,000          Prudential Funding Corp., 5.23%, due 11/01/96                       5,000,000
   6,370,000          Raytheon Co., 5.23%, due 11/19/96                                   6,353,342
   2,000,000          SAFECO Credit Co., 5.29%, due 01/29/97                              1,973,844
   5,000,000          SAFECO Credit Co., 5.3%, due 11/19/96                               4,986,750
   3,000,000          SAFECO Credit Co., 5.3%, due 01/06/97                               2,970,850

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Principal
   Amount             INVESTMENTS                                                        Value
  ---------           -----------                                                    -------------
                      COMMERCIAL PAPER (Continued)
$  8,000,000          Sara Lee Corp., 5.28%, due 12/24/96                            $   7,937,813
  10,000,000          Smithkline Beecham Corp., 5.23%, due 11/06/96                      9,992,736
   3,600,000          Southern California Gas Co., 5.25%, due 11/25/96                   3,587,400
   5,000,000          Southern California Gas Co., 5.25%, due 12/03/96                   4,976,667
   5,000,000          Toyota Motor Credit Corp., 5.31%, due 02/07/97                     4,927,725
   3,000,000          Transamerica Finance Corp., 5.24%, due 11/01/96                    3,000,000
   3,900,000          Transamerica Finance Corp., 5.24%, due 11/14/96                    3,892,620
   4,850,000          Walt Disney Co., 5.23%, due 12/16/96                               4,818,293
                                                                                     -------------
                      TOTAL COMMERCIAL PAPER (Cost: $172,545,299)                      172,545,299
                                                                                     -------------

                      CORPORATE FIXED INCOME SECURITIES (17.9%)
   3,000,000          American Express Credit Corp., 7.875%, due 12/01/96                3,005,773
   5,500,000          Associates Corp. of North America, 5.875%, due 08/15/97            5,490,503
   2,500,000          Associates Corp. of North America, 6.7%, due 06/03/97              2,512,611
   1,000,000          Associates Corp. of North America, 6.875%, due 01/15/97            1,002,349
     500,000          CIT Group Holdings, 7.125%, due 11/15/96                             500,271
   3,500,000          CIT Group Holdings, 7.625%, due 12/5/96                            3,506,446
   4,500,000          CIT Group Holdings, 8.75%, due 07/01/97                            4,585,175
   1,000,000          Ford Motor Credit Corp., 8%, due 12/01/96                          1,002,127
   2,000,000          General Electric Capital Corp., 7.78%, due 12/30/96                2,006,162
   5,500,000          General Electric Capital Corp., 7.85%, due 02/01/97                5,534,182
   2,100,000          Norwest Corp., 7.875%, due 01/30/97                                2,111,258
   5,130,000          Norwest Financial Inc., 6.25%, due 02/15/97                        5,135,943
   2,000,000          Shell Oil Co., 6%, due 01/15/97                                    2,001,302
   3,500,000          Toyota Motor Credit Corp., 7.7%, due 01/23/97                      3,519,164
                                                                                     -------------
                      TOTAL CORPORATE FIXED INCOME SECURITIES
                      (Cost: $41,913,266)                                               41,913,266
                                                                                     -------------

                      SHORT-TERM INVESTMENTS (Cost: $23,750) (0.0%)
                      --------------------------------------------

      23,750          Bank of New York Depositary Reserve, 4.4%, due 11/01/96               23,750
                                                                                     -------------

                      TOTAL INVESTMENTS (Cost: $233,668,507) (100.0%)                  233,668,507

                      EXCESS OF OTHER ASSETS OVER LIABILITIES (0.0%)                         2,596
                                                                                     -------------

                      NET ASSETS (100%)                                              $ 233,671,103
                                                                                     -------------
                                                                                     -------------

See accompanying Notes to Financial Statements.

TCW Galileo High Grade Fixed Income Fund


SCHEDULE OF INVESTMENTS
-----------------------

  Principal
   Amount             FIXED INCOME SECURITIES                                             Value
------------          -----------------------                                         -------------
                      ASSET-BACKED SECURITIES (4.1% of Net Assets)
$    143,920          AFC Home Equity Loan Trust, Series 1992-4, Class A, 6.2%,
                        due 09/15/07                                                  $     142,164
     155,493          AFC Home Equity Loan Trust, Series 1993-2, Class A, 6%,
                        due 01/20/13                                                        151,373
     345,438          Old Stone Credit Corp., Home Equity Trust, 1992-4A, 6.55%,
                        due 11/25/07                                                        342,446
     392,596          UCFC Home Equity Loans, 1993-D, Class A-1, 5.45%,
                        due 07/10/13                                                        383,904
                                                                                      -------------
                      TOTAL ASSET-BACKED SECURITIES (Cost:  $1,050,569)                   1,019,887
                                                                                      -------------

                      FINANCIAL (6.8%)
     500,000          American General Finance Corp., 7.25%, due 05/15/05                   511,250
     500,000          BHP Finance USA Ltd., 6.69%, due 03/01/06                             491,250
     600,000          NationsBank Corp., 7.5%, due 09/15/06                                 620,250
      60,000          Security Pacific Corp., 11.5%, due 11/15/00                            70,425
                                                                                      -------------
                      TOTAL FINANCIAL (Cost: $1,675,789)                                  1,693,175
                                                                                      -------------

                      INDUSTRIAL (4.3%)
     200,000          General Motors Corp., 9.125%, due 07/15/01                            219,750
     675,000          Northrop-Grumman Corp., 9.375%, due 10/15/24                          757,687
     100,000          Whirlpool Corp., 9.1%, due 03/15/04                                   112,625
                                                                                      -------------
                      TOTAL INDUSTRIAL (Cost: $979,238)                                   1,090,062
                                                                                      -------------

                      RETAIL (1.3%)
      90,000          May Department Stores Company, 9.75%, due 02/15/21                    110,138
     200,000          J. C. Penney Company, Inc., 9.05%, due 03/01/01                       218,750
                                                                                      -------------
                      TOTAL RETAIL (Cost: $297,505)                                         328,888
                                                                                      -------------

                      TELEPHONE (Cost: $596,054) (2.5%)
     600,000          Northern Telecom Capital Corp., 7.4%, due 06/15/06                    621,000
                                                                                      -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Principal
   Amount             FIXED INCOME SECURITIES                                             Value
------------          -----------------------                                         -------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS-
                      FIXED RATE PASS-THROUGH SECURITIES (33.9%)
$  1,938,465          Federal Home Loan Mortgage Association, Pool #D66964, 7%,
                        due 01/01/26                                                  $   1,906,344
   1,485,982          Federal Home Loan Mortgage Association, Pool #E20246, 7.5%,
                        due 06/01/11                                                      1,511,987
   1,374,301          Federal Home Loan Mortgage Association, Pool #C80409, 8%,
                        due 06/01/26                                                      1,404,783
   2,648,158          Government National Mortgage Association, Pool #422688, 7%,
                        due 05/15/26                                                      2,597,657
     653,311          Government National Mortgage Association, Pool #432001, 8%,
                        due 08/15/26                                                        668,011
     377,193          Government National Mortgage Association, Pool #432017, 8%,
                        due 08/15/26                                                        385,680
                                                                                      -------------
                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                        FIXED RATE PASS-THROUGH SECURITIES (Cost: $8,393,871)             8,474,462
                                                                                      -------------

                      U.S. TREASURY OBLIGATIONS (40.0%)
   2,360,000          United States Treasury Bonds, 7.5%, due 11/15/24                    2,589,368
     145,000          United States Treasury Bonds, 10.75%, due 08/15/05                    187,462
   1,490,000          United States Treasury Notes, 5%, due 01/31/98                      1,478,840
     735,000          United States Treasury Notes, 5.125%, due 03/31/98                    730,061
     290,000          United States Treasury Notes, 5.5%, due 11/15/98                      288,501
   2,190,000          United States Treasury Notes, 5.875%, due 11/15/05                  2,119,307
     710,000          United States Treasury Notes, 6.375%, due 08/15/02                    718,186
   1,000,000          United States Treasury Notes, 7.5%, due 10/31/99                    1,041,730
     470,000          United States Treasury Notes, 8.125%, due 02/15/98                    484,255
     500,000          United States Treasury Strips, 0%, due 05/15/02                       357,670
                                                                                      -------------
                      TOTAL U. S. TREASURY OBLIGATIONS (Cost: $9,824,297)                 9,995,380
                                                                                      -------------

                      UTILITY - ELECTRIC & GAS (Cost: $458,976) (1.8%)
     460,000          Pacificorp., 6.75%, due 04/01/05                                      456,550
                                                                                      -------------

                      TOTAL FIXED INCOME SECURITIES (Cost: $23,276,299) (94.7%)          23,679,404
                                                                                      -------------

See accompanying Notes to Financial Statements.

TCW Galileo High Grade Fixed Income Fund

-----------------------------------

  Principal
   Amount             FIXED INCOME SECURITIES                                       Value
  ---------           -----------------------                                       -----

                      SHORT-TERM INVESTMENTS (Cost $1,173,060) (4.7%)
                      -----------------------------------------------
$  1,173,060          Bank of New York Depositary Reserve, 4.4%, due 11/01/96   $   1,173,060
                                                                                -------------

                      TOTAL INVESTMENTS (Cost: $24,449,359) (99.4%)                24,852,464

                      EXCESS OF OTHER ASSETS OVER LIABILITIES (0.6%)                  153,559
                                                                                -------------

                      NET ASSETS (100%)                                         $  25,006,023
                                                                                -------------
                                                                                -------------


See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo High Yield Bond Fund

                                                                October 31, 1996

SCHEDULE OF INVESTMENTS
-----------------------

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                             Value
  ---------           ---------------------------------                         -------------
                      CONSUMER NON-CYCLICALS (16.9% of Net Assets)
                      Cable (0.9%)
$    175,000          Century Communications Corp., 9.5%, due 08/15/00          $     176,750
     500,000          Comcast Corp., 9.125%, due 10/15/06                             491,875
     400,000          Comcast Corp., 9.375%, due 05/15/05                             401,000
     485,000          Rogers Cablesystems, Series B, 10%, due 03/15/05                497,125
                                                                                -------------
                          Total Cable                                               1,566,750
                                                                                -------------

                      Food and Drug Retailers (4.4%)
     600,000          Di Giorgio Corp., 12%, due 02/15/03                             603,000
     125,000          Dominick's Finer Foods, 10.875%, due 05/01/05                   138,125
   2,270,000          Ralph's Grocery Company, 10.45%, due 06/15/04                 2,301,213
   3,225,000          Smith's Food & Drug Centers, Inc., 11.25%, due 05/15/07       3,507,187
   1,500,000          The Grand Union Company, 12%, due 09/01/04                    1,513,125
                                                                                -------------
                          Total Food and Drug Retailers                             8,062,650
                                                                                -------------

                      Health and Hospital Management (4.0%)
   3,825,000          Dade International, Inc., (144A), 11.125%, due 05/01/06       4,092,750 *
   1,760,000          Integrated Health Services, Inc., 10.75%, due 7/15/04         1,856,800
     370,000          Ornda Healthcorp., 11.375%, due 08/15/04                        420,875
     855,000          Ornda Healthcorp., 12.25%, due 05/15/02                         919,125
                                                                                -------------
                          Total Health and Hospital Management                      7,289,550
                                                                                -------------

                      Other Consumer Non-Cyclicals (7.6%)
   1,500,000          American Banknote Corp., 10.375%, due 06/01/02                1,417,500
     490,000          American Rice, Inc. 13%, due 07/31/02                           453,250
     155,000          American Safety Razor Company, Series B, 9.875%,
                        due 08/01/05                                                  162,750
   1,395,000          Cott Corp., 9.375%, due 07/01/05                              1,401,975
     525,000          E & S Holdings Corp., (144A), 10.375%, due 10/01/06             538,781 *
     675,000          Foodbrands America, Inc., 10.75%, due 05/15/06                  702,000
   1,000,000          International Home Foods Inc., (144A), 10.375%,
                        due 11/01/06                                                1,007,500 *
   1,115,000          PMI Acquisition Corp., 10.25%, due 09/01/03                   1,142,875
   1,000,000          Rayovac Corp., (144A), 10.25%, due 11/01/06                   1,023,750 *
   1,450,000          Remington Arms Company, Inc., (144A), 9.5%, due 12/01/03      1,283,250 *
   1,500,000          Remington Product Company, L.L.C., (144A), 11%,
                        due 05/15/06                                                1,511,250 *
     250,000          Revlon Consumer Products Corp., 9.5%, due 06/01/99              257,813
   3,000,000          Revlon Consumer Products Corp., Series B, 10.5%,
                        due 02/15/03                                                3,127,500
                                                                                -------------
                          Total Other Consumer Non-Cyclicals                       14,030,194
                                                                                -------------
                      TOTAL CONSUMER NON-CYCLICALS   (Cost: $30,035,987)           30,949,144
                                                                                -------------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                                  Value
  ---------           ---------------------------------                              -------------
                      CONSUMER CYCLICALS (24.4%)
                      Auto Parts (1.2%)
$  2,000,000          Hayes Wheels International, Inc., 11%, due 07/15/06            $   2,080,000
                                                                                     -------------

                      Entertainment & Leisure (1.1%)
     500,000          Cinemark, USA Inc., (144A), 9.625%, due 08/01/08                     487,500 *
   1,470,000          United Artists Theatre Circuit, Inc., 11.5%, due 05/01/02          1,558,200
                                                                                     -------------
                          Total Entertainment & Leisure                                  2,045,700
                                                                                     -------------

                      Gaming (5.1%)
   1,735,000          Bally's Grand, Inc., Series B, 10.375%, due 12/15/03               1,943,200
   1,510,000          Bally's Park Place Funding, Inc., 9.25%, due 03/15/04              1,638,350
   1,170,000          California Hotel Finance Corp., 11%, due 12/01/02                  1,222,650
   1,085,000          Fitzgerald's Gaming Corp., 13%, due 12/31/02                         922,250
     950,000          Griffin Gaming and Entertainment, Inc., Variable Rate,
                        due 06/30/00                                                       907,250
   2,855,000          Trump Atlantic City Funding, Inc., 11.25%, due 05/01/06            2,712,250
                                                                                     -------------
                          Total Gaming                                                   9,345,950
                                                                                     -------------

                      Lodging (0.8%)
     500,000          HMC Acquisition Properties, Inc., Series B, 9%,
                        due 12/15/07                                                       488,750
     488,000          John Q. Hammons Hotels, L.P., 8.875%, due 02/15/04                   479,460
     525,000          La Quinta Inns, Inc. 9.25%, due 05/15/03                             540,750
                                                                                     -------------
                          Total Lodging                                                  1,508,960
                                                                                     -------------

                      Media (9.4%)
   1,675,000          Ackerley Communications, Inc., Series B, 10.75%,
                        due 10/01/03                                                     1,775,500
   3,700,000          Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06              3,848,000
   3,500,000          American Media Operation, 11.625%, due 11/15/04                    3,692,500
   2,500,000          Chancellor Broadcasting Company, 12.5%, due 10/01/04               2,775,000
     510,000          Chancellor Radio Broadcasting Company, 9.375%,
                        due 10/01/04                                                       499,800
   2,335,000          Garden State Newspapers Company, 12%, due 07/01/04                 2,486,775
     975,000          Heritage Media Services Corp., 11%, due 06/15/02                   1,040,813
   1,100,000          Outdoor Systems, Inc., 9.375%, due 10/15/06                        1,090,375
                                                                                     -------------
                          Total Media                                                   17,208,763
                                                                                     -------------

                      Publishing (0.4%)
     695,000          K-III Communications Corp., 10.625%, due 05/01/02                    731,487
                                                                                     -------------

                      Restaurants (0.8%)
   1,550,000          Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03              1,519,000
                                                                                     -------------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                             Value
  ---------           ---------------------------------                         -------------
                      Retailers (4.8%)
$  1,000,000          Central Rents, Inc., Series B, 12.875%, due 12/15/03      $   1,020,000
   2,350,000          Cole National Corp., 11.25%, due 10/01/01                     2,508,625
   2,000,000          Finlay Fine Jewelry Corp.,10.625%, due 05/01/03               2,060,000
   3,000,000          Guitar Center Management, Inc., (144A), 11%, due 07/01/06     3,135,000 *
     175,000          Michael's Stores, Inc., 10.875%, due 06/15/06                   154,000
                                                                                -------------
                          Total Retailers                                           8,877,625
                                                                                -------------

                      Transportation (0.8%)
     810,000          International Shipholding Corp., 9%, due 07/01/03               799,875
     680,000          Moran Transportation Company, Inc., 11.75%, due 07/15/04        720,800
                                                                                -------------
                          Total Transportation                                      1,520,675
                                                                                -------------
                      TOTAL CONSUMER CYCLICALS (Cost: $43,916,428)                 44,838,160
                                                                                -------------

                      BASIC MATERIALS (18.5%)
                      Chemicals (2.7%)
     820,000          Borden Chemical and Plastics, L.P., 9.5%, due 05/01/05          824,100
     875,000          ISP Holdings Inc., (144A), 9%, due 10/15/03                     877,187 *
   1,765,000          NL Industries, Inc., 11.75%, due 10/15/03                     1,824,569
   1,300,000          Viridian, Inc., 9.75%, due 04/01/03                           1,384,500
                                                                                -------------
                          Total Chemicals                                           4,910,356
                                                                                -------------

                      Energy (9.9%)
   1,200,000          Chesapeake Energy Corp., 10.5%, due 06/01/02                  1,282,500
   1,000,000          Chesapeake Energy Corp., 12%, due 03/01/01                    1,100,000
     970,000          Flores and Rucks, Inc., 13.5%, due 12/01/04                   1,142,175
   1,000,000          Forcenergy, Inc., 9.5%, due 11/01/06                          1,012,500
   1,000,000          Giant Industries, Inc., 9.75%, due 11/15/03                   1,025,000
   1,200,000          Maxus Energy Corp., 9.875%, due 10/15/02                      1,227,000
   4,150,000          Mesa Operating Company, 10.625%, due 07/01/06                 4,388,625
   2,000,000          Nuevo Energy Company, 9.5%, due 04/15/06                      2,065,000
   1,500,000          Petroleum Heat & Power Company, Inc., 12.25%,
                        due 02/01/05                                                1,650,000
   1,300,000          Plains Resources Inc., (144A), 10.25%, due 03/15/06           1,348,750 *
   2,000,000          Veritas DGC Inc., 9.75%, due 10/15/03                         2,015,000
                                                                                -------------
                          Total Energy                                             18,256,550
                                                                                -------------

                      Forest Products and Paper (3.5%)
     350,000          Container Corp. of America, Series B, 10.75%, due 05/01/02      369,250
     500,000          Container Corp. of America, Series A, 11.25%, due 05/01/04      532,500
   2,150,000          Malette, Inc., 12.25%, due 07/15/04                           2,332,750
     865,000          Rainy River Forest Products, Inc., 10.75%, due 10/15/01         935,281
     890,000          Stone Consolidated Corp., 10.25%, due 12/15/00                  943,400
   1,300,000          Stone Container Corp., 10.75%, due 10/01/02                   1,348,750
                                                                                -------------
                          Total Forest Products and Paper                           6,461,931
                                                                                -------------

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                             Value
  ---------           ---------------------------------                         -------------

                      Metals and Mining (2.4%)
$  1,289,000          Carbide Graphite Group, Inc., 11.5%, due 09/01/03         $   1,395,343
     700,000          Great Lakes Carbon Corp., 10%, due 01/01/06                     736,750
     990,000          Northwestern Steel and Wire Company, 9.5%, due 06/15/01         955,350
     720,000          Oregon Steel Mills, Inc., 11%, due 06/15/03                     765,000
     580,000          Weirton Steel Corp., 11.5%, due 03/01/98                        591,600
                                                                                -------------
                          Total Metals and Mining                                   4,444,043
                                                                                -------------
                      TOTAL BASIC MATERIALS (Cost: $33,131,160)                    34,072,880
                                                                                -------------

                      INDUSTRIALS (20.8%)
                      Building Materials and Construction (1.3%)
   1,000,000          Standard Pacific Corp., 10.5%, due 03/01/00                   1,030,000
     790,000          Trizec Finance Corp., 10.875%, due 10/15/05                     869,000
     425,000          U.S. Home Corp., 9.75%, due 06/15/03                            429,250
                                                                                -------------
                          Total Building Materials and Construction                 2,328,250
                                                                                -------------

                      Business Services and Distribution (5.7%)
   1,502,000          American Pad & Paper Company, 13%, due 11/15/05               1,742,320
   1,400,000          Big Flower Press, Inc., 10.75%, due 08/01/03                  1,442,000
   1,503,000          Data Documents, Inc., 13.5%, due 7/15/02                      1,687,117
   2,630,000          Envirosource, Inc., 9.75%, due 06/15/03                       2,498,500
     625,000          Iron Mountain, Inc., 10.125%, due 10/01/06                      640,625
     660,000          Earle M. Jorgensen Company, 10.75%, due 03/01/00                660,000
   1,265,000          Mid-American Waste Systems, Inc., 12.25%, due 02/15/03          759,000 **
   1,000,000          Pierce Leahy Corp., (144A), 11.125%, due 07/15/06             1,065,000 *
                                                                                -------------
                          Total Business Services and Distribution                 10,494,562
                                                                                -------------

                      Communication Services (4.4%)
     660,000          Bell & Howell Operating Company, Inc., Series B, 10.75%,
                        due 10/01/02                                                  702,900
   1,000,000          Paging Network, Inc., 10.125%, due 08/01/07                     997,500
     415,000          Paging Network, Inc., 11.75%, due 05/15/02                      448,200
     500,000          PanAmSat, L.P., 9.75%, due 08/01/00                             527,500
     830,000          Rogers Cantel Inc., 9.375%, due 06/01/08                        832,075
   1,250,000          Sprint Spectrum L.P., 11%, due 08/15/06                       1,268,750
   2,210,000          Teleport Communications Group, Inc., 9.875%, due 07/01/06     2,254,200
     940,000          Telex Communications, Inc., 12%, due 07/15/04                 1,010,500
                                                                                -------------
                          Total Communication Services                              8,041,625
                                                                                -------------

                      Containers and Packaging (2.8%)
   2,000,000          Owens-Illinois, Inc., 11%, due 12/01/03                       2,195,000
   1,080,000          Plastic Containers, Inc., 10.75%, due 04/01/01                1,136,160
   1,110,000          Sweetheart Cup Corp., 9.625%, due 09/01/00                    1,148,850
     725,000          U.S. Can Corp., (144A), 10.125%, due 10/15/06                   748,563 *
                                                                                -------------
                          Total Containers and Packaging                            5,228,573
                                                                                -------------


* Restricted security. (See note 6)
** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                             Value
  ---------           ---------------------------------                         -------------
                      Miscellaneous Manufacturing (6.6%)
$    800,000          BE Aerospace, 9.75%, due 03/1/03                          $     828,000
   2,570,000          Communications and Power Industries, Inc., Series B, 12%,
                        due 08/01/05                                                2,788,450
     500,000          Foamex L.P., 9.5%, due 06/01/00                                 508,750
   3,500,000          Foamex L.P., 11.25%, due 10/01/02                             3,701,250
     600,000          Mettler-Toledo, Inc., 9.75%, due 10/01/06                       614,250
     695,000          NEWFLO Corp., Series B, 13.25%, due 11/15/02                    766,237
   1,000,000          Rohr Industries, Inc., 11.625%, due 05/15/03                  1,105,000
   1,755,000          Talley Manufacturing and Technology, Inc., 10.75%,
                        due 10/15/03                                                1,803,263
                                                                                -------------
                          Total Miscellaneous Manufacturing                        12,115,200
                                                                                -------------
                      TOTAL INDUSTRIALS (Cost: $37,640,501)                        38,208,210
                                                                                -------------

                      CREDIT SENSITIVE (8.2%)
                      Financial Services and Institutions (6.4%)
   1,310,000          American Annuity Group, Inc., 11.125%, due 02/01/03           1,412,508
   1,000,000          CalEnergy Company, Inc., (144A), 9.5%, due 09/15/06           1,020,000 *
   1,250,000          CDV Acquisition Corp., 9.75%, due 02/15/03                    1,328,125
   1,750,000          First Nationwide Escrow Corp., (144A), 10.625%,
                        due 10/01/03                                                1,837,500 *
   2,000,000          First Nationwide Holdings, Inc., 12.25%, due 05/15/01         2,200,000
   1,750,000          Homeside Inc., (144A), 11.25%, due 05/15/03                   1,903,125 *
   1,350,000          Outsourcing Solutions Inc., (144A), 11%, due 11/01/06         1,373,625 *
     630,000          Reliance Group Holdings, Inc., 9%, due 11/15/00                 645,750
                                                                                -------------
                          Total Financial Services and Institutions                11,720,633
                                                                                -------------

                      Utilities (1.8%)
     518,757          Midland Cogeneration Ventures, L.P., Series C-91, 10.33%,
                        due 07/23/02                                                  547,289
   2,500,000          Panda Funding Corp., (144A), 11.625%, due 08/20/12            2,568,750 *
     290,000          Texas-New Mexico Power, 10.75%, due 09/15/03                    311,921
                                                                                -------------
                          Total Utilities                                           3,427,960
                                                                                -------------
                      TOTAL CREDIT SENSITIVE (Cost: $14,730,638)                   15,148,593
                                                                                -------------

                      MULTI-INDUSTRY (Cost: $1,420,100) (0.8%)
   1,480,000          Valcor, Inc., 9.625%, due 11/01/03                            1,413,400
                                                                                -------------

                      TOTAL CORPORATE FIXED INCOME SECURITIES
                        (Cost: $160,874,814) (89.6%)                              164,630,387
                                                                                -------------

* Restricted security. (See note 6)

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------

   Number of
 Shares, Rights
  or Warrants         EQUITY SECURITIES                                             Value
 --------------       -----------------                                         -------------

      10,119          Fitzgerald Gaming Corp., Warrants, Expire 12/19/98        $      30,357 **
         100          PST Holdings, Inc., Common Stock                                    100 **
         429          Terex Corp., Stock Appreciation Rights, expire 07/01/97              21 **
       2,920          Terex Corp., Stock Appreciation Rights, expire 05/15/02           5,840 **
      17,349          Transamerican Refining, Warrants, expire 02/15/02                34,698 **
                                                                                -------------
                      TOTAL EQUITY SECURITIES (Cost: $90,281) (0.0%)                   71,016
                                                                                -------------

   Principal
     Amount           SHORT-TERM INVESTMENTS (Cost: $10,135,488) (5.5%)
  ----------          -------------------------------------------------

$ 10,135,488          Bank of New York Depositary Reserve, 4.4%, due 11/01/96      10,135,488
                                                                                -------------

                      TOTAL INVESTMENTS (Cost $171,100,583) (95.1%)               174,836,891

                      EXCESS OF OTHER ASSETS OVER LIABILITIES (4.9%)                8,978,557
                                                                                -------------

                      NET ASSETS (100%)                                         $ 183,815,448
                                                                                -------------
                                                                                -------------


** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund

                                                                October 31, 1996

SCHEDULE OF INVESTMENTS
-----------------------

  Principal
   Amount             FIXED INCOME SECURITIES                                       Value
  ---------           ------------------------                                      -----
                      COLLATERALIZED MORTGAGE OBLIGATIONS -
                        FIXED RATE (8.6% of Net Assets)
$      1,969          CMO Mortgage Investors Trust (5-J), 1225.2%,
                        due 12/22/20, (I/O)                                     $      41,467
       2,945          CMO Mortgage Investors Trust (6-J), 1752.4%,
                        due 02/22/21, (I/O)                                            95,260
     825,988          Federal Home Loan Mortgage Corp. (1087-G), 8.5%,
                        due 08/15/20, (PAC)                                           846,605
     750,000          Federal National Mortgage Association (92-152-K), 7%,
                        due 04/25/99                                                  755,790
   3,443,565          Ryland Acceptance Corporation Four (63-D), 8.75%,
                        due 04/01/19                                                3,532,132
   1,538,690          Sears Mortgage Securities (88-A-A2), 0.658%,
                        due 05/25/18, (I/O)                                            15,695
                                                                                -------------
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                        FIXED RATE (Cost:  $6,050,617)                              5,286,949
                                                                                -------------

                      COLLATERALIZED MORTGAGE OBLIGATIONS -
                        VARIABLE RATE (23.7%)
      37,455          Columbia Savings and Loan (88-1-A), 6.999%, due 08/25/18         36,156
       1,011          Federal National Mortgage Association (91-130-SQ),
                        6858.1%, due 09/25/21, (I/O) (I/F)                            174,368
     124,762          Guardian Savings and Loan Association (88-1-A), 6.7007%,
                        due 07/25/18                                                  106,047
     317,078          Guardian Savings and Loan Association (88-3-A), 6.8306%,
                        due 11/25/18                                                  269,515
     320,782          Guardian Savings and Loan Association (89-3-A), 7.6573%,
                        due 05/25/19                                                  272,665
   1,546,232          Guardian Savings and Loan Association (89-4-A), 7.7669%,
                        due 07/25/19                                                1,468,921
   1,492,589          Guardian Savings and Loan Association (89-5-A), 8.0289%,
                        due 07/25/19                                                1,417,960
      77,019          Merrill Lynch Trust (26-B), 6.325%, due 07/01/16                 77,366
     375,546          Residential Funding Mortgage Securities I (89-4B-B),
                        6.9856%, due 07/25/19                                         362,402
       5,727          Resolution Trust Corp. (91-6-C2), 3,315.8%,
                        due 09/25/28, (I/O)                                           227,146
       3,078          Resolution Trust Corp. (91-6-D2), 3,120.8%,
                        due 08/25/20, (I/O)                                           108,942
   3,805,834          Resolution Trust Corp. (92-1-A2), 7.8268%, due 08/25/20       3,822,960
   6,110,178          Resolution Trust Corp. (92-M4-A3), 7.57%, due 09/25/21        6,100,630
     207,942          Western Federal Savings and Loan Association (88-9-A),
                        6.6397%, due 12/25/18                                         208,150
                                                                                -------------
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                        VARIABLE RATE (Cost:  $15,905,448)                         14,653,228
                                                                                -------------

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O - Interest Only security.

PAC - Planned Amortization Class.

See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund

-----------------------------------

  Principal
   Amount      FIXED INCOME SECURITIES                                              Value
  ---------    ------------------------                                             -----

               NON-AGENCY VARIABLE RATE  PASS-THROUGH
                 SECURITIES  (Cost: $1,298,116) (2.0%)
$  1,309,639   Greenwich Capital Acceptance, Inc. (91-03), (Private Placement),
                 8.3064%, due 08/25/19                                          $   1,267,076 *
                                                                                -------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                 PASS-THROUGH SECURITIES  (1.3%)
     142,178   Federal Home Loan Mortgage Corp., Pool #212346, 9.5%,
                 due 08/01/01                                                         147,865
     634,352   Federal National Mortgage Association, Pool #163492, 8.5%,
                 due 05/01/16                                                         655,760
                                                                                -------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                 FIXED RATE PASS-THROUGH SECURITIES (Cost:  $805,813)                 803,625
                                                                                -------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                 PASS-THROUGH SECURITIES  (54.7%)
   4,841,728   Federal Home Loan Mortgage Corp., Pool #410329, 5.405%,
                 due 05/01/26                                                       4,893,098
   2,617,242   Federal Home Loan Mortgage Corp., Pool #785630, 6.753%,
                 due 07/01/26                                                       2,670,817
      93,269   Federal Home Loan Mortgage Corp., Pool #770584, 7.25%,
                 due 05/01/19                                                          94,170
   1,797,637   Federal Home Loan Mortgage Corp., Pool #410013, 7.541%,
                 due 12/01/24                                                       1,853,939
     173,787   Federal Home Loan Mortgage Corp., Pool #865006, 7.851%,
                 due 08/01/18                                                         179,355
     164,933   Federal Home Loan Mortgage Corp., Pool #865009, 8.009%,
                 due 11/01/18                                                         170,020
     246,630   Federal Home Loan Mortgage Corp., Pool #865270, 8.273%,
                 due 12/01/18                                                         254,273
     325,707   Federal Home Loan Mortgage Corp., Pool #865275, 8.532%,
                 due 02/01/19                                                         337,703
     729,209   Federal Home Loan Mortgage Corp., Pool #310005, 9.417%,
                 due 11/01/19                                                         751,085
   1,985,363   Federal National Mortgage Association, Pool #358869, 5.75%,
                 due 09/01/26                                                       2,011,034
   2,623,407   Federal National Mortgage Association, Pool #124681, 7.482%,
                 due 01/01/23                                                       2,687,523
   2,154,731   Federal National Mortgage Association, Pool #328747, 7.511%,
                 due 10/01/24                                                       2,237,042
   2,935,566   Federal National Mortgage Association, Pool #303172, 7.627%,
                 due 12/01/24                                                       3,029,798
   1,326,358   Federal National Mortgage Association, Pool #303334, 7.673%,
                 due 04/01/25                                                       1,369,372
     126,744   Federal National Mortgage Association, Pool #96193, 7.684%,
                 due 09/01/18                                                         130,535
   3,949,915   Federal National Mortgage Association, Pool #318764, 7.853%,
                 due 08/01/25                                                       4,103,843

* Restricted security. (See note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Principal
   Amount      FIXED INCOME SECURITIES                                              Value
  ---------    ------------------------                                             -----

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- VARIABLE RATE
                 PASS-THROUGH SECURITIES (Continued)
$   2,664,104  Federal National Mortgage Association, Pool #303063, 7.87%,
                 due 09/01/24                                                  $    2,775,730
      482,172  Federal National Mortgage Association, Pool #111365, 8.073%,
                 due 09/01/19                                                         498,807
    3,690,709  Government National Mortgage Association II, Pool #8595, 6.5%,
                 due 02/20/25                                                       3,750,720
                                                                               --------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS --
                 VARIABLE RATE PASS-THROUGH SECURITIES (Cost:  $33,333,119)        33,798,864
                                                                               --------------

               TOTAL FIXED INCOME SECURITIES (Cost:  $57,393,113)  (90.3%)         55,809,742
                                                                               --------------

               SHORT-TERM INVESTMENTS (Cost: $5,846,871) (9.4%)
               ------------------------------------------------

    5,846,871  Bank of New York Depositary Reserve, 4.4%, due 11/01/96              5,846,871
                                                                               --------------

               TOTAL INVESTMENTS (Cost:  $63,239,984) (99.7%)                      61,656,613

               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.3%)                         177,854
                                                                               --------------

               NET ASSETS (100%)                                               $   61,834,467
                                                                               --------------
                                                                               --------------


See accompanying Notes to Financial Statements.

TCW Galileo Long-Term Mortgage Backed Securities Fund

SCHEDULE OF INVESTMENTS
------------------------

  Principal
   Amount       FIXED INCOME SECURITIES                                                 Value
  ---------     ------------------------                                                -----

                COLLATERALIZED MORTGAGE OBLIGATIONS --
                  FIXED RATE (40.2% of Net Assets)
$   2,000,000   CMC Securities Corporation III (94-A-A12), 6.75%,
                  due 02/25/24, (PAC)                                              $   1,936,660
    2,515,019   Citicorp Mortgage Securities, Inc. (95-2-A1), 7.5%, due 04/25/25       2,527,292
      139,451   Federal Home Loan Mortgage Corp. (1484-K), 6%, due 01/15/98              139,436
    1,000,000   Federal Home Loan Mortgage Corp. (1780-B-D), 6%, due 09/15/08            942,960
      782,000   Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09           735,760
    1,000,000   Federal Home Loan Mortgage Corp. (1805-A-A), 6.5%, due 12/15/08          956,980
      841,341   Federal Home Loan Mortgage Corp. (1750-A-BA), 6.5%, due 04/15/09         812,727
    1,000,000   Federal Home Loan Mortgage Corp. (1844-E), 6.5% , due 10/15/13           938,310
    1,118,492   Federal Home Loan Mortgage Corp. (1541-J), 6.5% , due 07/15/23         1,117,754
    3,750,000   Federal Home Loan Mortgage Corp. (1796-D-G), 6.5%, due 11/15/23        3,551,925
    2,000,000   Federal Home Loan Mortgage Corp. (1665-M), 6.5%, due 01/15/24          1,950,420
    3,144,107   Federal Home Loan Mortgage Corp. (1717-MA), 6.5%, due 04/15/24         2,975,362
      396,972   Federal Home Loan Mortgage Corp. (1175 C), 8%, due 01/15/21, (TAC)       408,623
    2,624,084   Federal Home Loan Mortgage Corp. -- Government National Mortgage
                  Association (43-OA), 6.5%, due 07/17/23                              2,534,628
      181,685   Federal National Mortgage Association (92-194-D), 5.75%,
                  due 09/25/13, (PAC)                                                    181,175
      931,613   Federal National Mortgage Association (95-X-19E-L), 6.25%,
                  due  08/25/08                                                          907,084
    2,000,000   Federal National Mortgage Association (93-X-130A-NA), 6.5%,
                  due 05/25/23                                                         1,893,820
    1,894,734   Federal National Mortgage Association (93-223-EA), 6.5%,
                  due 12/25/23, (PAC)                                                  1,794,995
      500,000   Federal National Mortgage Association (93-2-B), 7.2%, due 11/25/03       511,815
    1,000,000   Federal National Mortgage Association (92-215-PL), 7.25%,
                  due 11/25/21, (PAC)                                                  1,021,460
    4,000,000   Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22     4,135,600
    3,828,059   Government National Mortgage Association (94-2-Z), 7.99125%,
                  due 07/16/24                                                         3,726,883
    1,500,000   Residential Funding Mortgage Securities I (95-S7-A9), 8%,
                  due 05/25/10, (I/O)                                                    337,500
    4,174,018   Ryland Acceptance Corporation Four (63-D), 8.75%, due 04/01/19         4,281,374
    2,715,457   Securitized Asset Sales, Inc. (95-B-A2), 7.41%, due 09/25/24           2,737,857
    2,165,192   Securitized Asset Sales, Inc. (95-4-A7), 7.5%, due 11/25/25            2,143,280
                                                                                   -------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS --
                  FIXED RATE (Cost: $44,082,640)                                      45,201,680
                                                                                   -------------

                COLLATERALIZED MORTGAGE OBLIGATIONS --
                  VARIABLE RATE (10.7%)
    1,500,000   CMC Securities Corporation III (94-A-A22), 7.455%, due 02/25/24, (I/F)   885,469
    3,850,113   Countrywide Funding Corp. (94-4-A9), 10.128%, due 04/25/24,
                  (I/F) (PAC)                                                          2,964,587
    2,000,000   Federal Home Loan Mortgage Corp. (1422-SA), 7.3839%,
                  due 11/15/07, (I/F)                                                  1,749,500
    1,000,000   Federal Home Loan Mortgage Corp. (1620-SB), 10%, due 11/15/23, (I/F)     743,290
    2,288,691   Federal National Mortgage Association (93-189-S), 7.5097%,
                  due 10/25/23, (I/F)                                                  1,668,364
    3,000,000   Federal National Mortgage Association (94-40-SA), 8.5531%,
                  due 03/25/24, (I/F)                                                  2,196,810
    1,000,000   Federal National Mortgage Association (93-202-SZ), 10%,
                  due 11/25/23, (I/F) (PAC)                                              826,320
       90,014   Northwestern Acceptance Corp. I (A-1), 6%, due 02/20/18                   89,605
      975,414   Prudential Home Mortgage Securities (93-47-A8), 10.063%,
                  due 12/25/23, (I/F)                                                    840,426
                                                                                   -------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS --
                  VARIABLE RATE (Cost: $11,731,026)                                   11,964,371
                                                                                   -------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS --
                  FIXED RATE PASS-THROUGH SECURITIES (20.0%)
    1,612,725   FHA (#000-13002), 7.125%, due 03/01/04                                 1,562,005
    3,158,568   FHA (#012-11218), 7.125%, due 04/01/29                                 3,059,862
    2,886,629   FHA (#012-11216), 7.185%, due 05/01/29                                 2,818,071

PAC-Planned Amorization Class.  I/O-Interest Only security.  TAC-Target Amorization Class.
I/F-Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Principal
   Amount       FIXED INCOME SECURITIES                                                Value
-----------     ------------------------                                            ----------

                U.S. GOVERNMENT AGENCY OBLIGATIONS --
                  FIXED RATE PASS-THROUGH SECURITIES (Continued)
$   1,930,989   FHA (#044-10592), 7.625%, due 09/01/22                               $   1,917,472
    1,368,139   FHA (#081-11017), 7.75%, due 04/01/24                                    1,376,690
    2,566,223   FHA (#112-43055), 9.25%, due 05/25/32                                    2,733,027
       21,698   Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99          21,892
    1,506,197   Federal National Mortgage Association, Pool #310001, 6%,
                  due 09/01/00                                                           1,488,786
       15,143   Federal National Mortgage Association, Pool #62420, 7.5%,
                  due 03/01/06                                                              15,394
    4,389,085   Federal National Mortgage Association, Pool #303786, 7.5%,
                  due 02/01/11                                                           4,457,642
       16,896   Federal National Mortgage Association, Pool #29542, 8.75%,
                  due 07/01/09                                                              17,796
    1,423,209   Government National Mortgage Association, Pool #365618, 7%,
                  due 10/15/33                                                           1,367,163
    1,567,234   Government National Mortgage Association, Pool #351003, 7.5%,
                  due 07/15/28                                                           1,540,779
       11,903   Government National Mortgage Association, Pool #176192, 8.25%,
                  due 12/15/01                                                              12,327
       61,923   Government National Mortgage Association, Pool #3933, 8.25%,
                  due 07/15/04                                                              63,694
       12,828   Government National Mortgage Association, Pool #217350, 9.25%,
                  due 08/15/00                                                              13,318
                                                                                     -------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -- FIXED RATE
                  PASS-THROUGH SECURITIES (Cost: $22,787,851)                           22,465,918
                                                                                     -------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS --
                  VARIABLE RATE PASS-THROUGH SECURITIES (22.2%)
    3,238,691   Federal Home Loan Mortgage Corp., Pool #846317, 6.004%,
                  due 08/01/26                                                           3,303,465
      487,426   Federal Home Loan Mortgage Corp., Pool #406874, 7.257%,
                  due 06/01/22                                                             496,260
      539,326   Federal Home Loan Mortgage Corp., Pool #846125, 7.53%,
                  due 04/01/25                                                             553,488
      889,450   Federal Home Loan Mortgage Corp., Pool #755183, 7.686%, due 12/01/15       914,185
    1,708,476   Federal Home Loan Mortgage Corp., Pool #846089, 7.7%, due 09/01/24       1,758,415
    2,713,931   Federal National Mortgage Association, Pool #347216, 5.39%,
                  due 06/01/26                                                           2,752,333
    4,427,234   Federal National Mortgage Association, Pool #348025, 5.83%,
                  due 06/01/26                                                           4,474,517
      799,130   Federal National Mortgage Association, Pool #137064, 7.558%,
                  due 03/01/19                                                             820,986
    2,095,797   Federal National Mortgage Association, Pool #124410, 7.614%,
                  due 07/01/22                                                           2,172,168
    3,811,080   Government National Mortgage Association II, Pool #8717, 6%,
                  due 10/20/25                                                           3,866,798
    3,695,544   Government National Mortgage Association II, Pool #8608, 6.5%,
                  due 03/20/25                                                           3,756,262
                                                                                     -------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -- VARIABLE
                  RATE PASS-THROUGH SECURITIES (Cost: $24,637,656)                      24,868,877
                                                                                     -------------

                U.S. TREASURY SECURITIES (0.3%)
      197,000   Certificate Accrual Treasury Strip, 0%, due 08/15/01                       147,130
      177,000   Certificate Accrual Treasury Strip, 0%, due 05/15/06                        95,263
      112,000   Certificate Accrual Treasury Strip, 0%, due 08/15/08                        51,336
                                                                                     -------------
                TOTAL U.S. TREASURY SECURITIES (Cost: $287,645)                            293,729
                                                                                     -------------
                TOTAL FIXED INCOME SECURITIES (Cost:  $103,526,818)  (93.4%)           104,794,575
                                                                                     -------------

                SHORT-TERM INVESTMENTS (Cost: $7,297,626) (6.5%)
                ------------------------------------------------
    7,297,626   Bank of New York Depositary Reserve, 4.4%, due 11/01/96                  7,297,626
                                                                                     -------------

               TOTAL INVESTMENTS (Cost: $110,824,444) (99.9%)                          112,092,201

               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1% )                             167,632
                                                                                     -------------

               NET ASSETS (100%)                                                     $ 112,259,833
                                                                                     -------------
                                                                                     -------------


See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

SCHEDULE OF INVESTMENTS
-----------------------

    Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               CONSUMER STAPLES (20.1% of Net Assets)
               Cosmetics and Household Products (3.2%)
     52,400    Kimberly-Clark Corp.                                             $   4,886,300
     25,300    Procter & Gamble Company                                             2,504,700
                                                                                -------------
                 Total Cosmetics and Household Products                             7,391,000
                                                                                -------------

               Restaurants (1.4%)
     90,000    Boston Chicken, Inc.                                                 3,273,750 **
                                                                                -------------

               Leisure, Entertainment and Media (4.2%)
    177,400    Brunswick Corp.                                                      4,168,900
     71,700    Electronic Arts, Inc.                                                2,688,750
    102,500    Infinity Broadcasting Corp., Class A                                 2,972,500 **
                                                                                -------------
                 Total Leisure, Entertainment and Media                             9,830,150
                                                                                -------------

               Healthcare (8.4%)
     86,000    Amgen, Inc.                                                          5,272,875
    144,000    Columbia/HCA Healthcare Corp.                                        5,148,000
     68,400    Johnson & Johnson                                                    3,368,700
     47,400    Oxford Health Plans, Inc.                                            2,156,700
     53,400    Warner-Lambert Company                                               3,397,575
                                                                                -------------
                 Total Healthcare                                                  19,343,850
                                                                                -------------

               Retail (2.9%)
      84,150   CUC International, Inc.                                              2,061,675
      85,766   Home Depot, Inc.                                                     4,695,688
                                                                                -------------
                 Total Retailing                                                    6,757,363
                                                                                -------------
               TOTAL CONSUMER STAPLES (Cost: $38,313,148)                          46,596,113
                                                                                -------------

               CONSUMER CYCLICALS (8.3%)
               Autos and Auto Parts (8.3%)
     239,700   Chrysler Corp.                                                       8,059,913
      80,126   Ford Motor Company                                                   2,503,938
     131,700   Lear Seating Corp.                                                   4,872,900
      74,400   Magna International, Inc.                                            3,729,300
                                                                                -------------
               TOTAL CONSUMER CYCLICALS (Cost: $16,039,261)                        19,166,051
                                                                                -------------


** Non-income producing.
See accomanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

    Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               CAPITAL GOODS AND BUSINESS SERVICES (48.5%)
               Aerospace (6.8%)
      93,800   Boeing Company                                                   $   8,946,175
      53,300   United Technologies Corp.                                            6,862,375
                                                                                -------------
                 Total Aerospace                                                   15,808,550
                                                                                -------------

               Electronics, Semiconductors and Instruments (10.9%)
     167,800   Hewlett Packard Company                                              7,404,175
      71,500   Honeywell, Inc.                                                      4,441,937
     120,900   Intel Corp.                                                         13,283,887
                                                                                -------------
                 Total Electronics, Semiconductors and Instruments                 25,129,999
                                                                                -------------

               Telecommunications Equipment (11.2%)
      73,600   Ascend Communications, Inc.                                          4,811,600
      67,700   Cascade Communications Corp.                                         4,916,713
     116,800   Cisco Systems, Inc.                                                  7,227,000
      62,700   Lucent Technologies, Inc.                                            2,946,900
     120,800   Premisys Communications, Inc.                                        6,040,000 **
                                                                                -------------
                 Total Telecommunications Equipment                                25,942,213
                                                                                -------------

               Information Processing (14.9%)
      90,600   Computer Sciences Corp.                                              6,727,050
     115,700   Electronic Data Systems Corp.                                        5,206,500
      76,800   First Data Corp.                                                     6,124,800
      54,200   Microsoft Corp.                                                      7,438,950
     121,600   Storage Technology Corp.                                             5,183,200
      80,500   Xerox Corp.                                                          3,733,187
                                                                                -------------
                 Total Information Processing                                      34,413,687
                                                                                -------------

               Machinery (1.9%)
      63,700   Caterpillar, Inc.                                                    4,371,413
                                                                                -------------

               Services-Business (2.8%)
      97,900   Corporate Express, Inc.                                              3,193,988
     124,800   Corrections Corp. of America                                         3,229,200 **
                                                                                -------------
                 Total Services-Business                                            6,423,188
                                                                                -------------
               TOTAL CAPITAL GOODS AND BUSINESS SERVICES
                 (Cost: $76,078,097)                                              112,089,050
                                                                                -------------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

-----------------------------------

   Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               BASIC INDUSTRIES (12.6%)
               Transportation (12.6%)
      76,300   AMR Corp.                                                        $   6,409,200
      76,033   Burlington Northern Santa Fe                                         6,263,217
     188,100   Continental Airlines, Inc., Class B                                  4,726,013
      92,600   Delta Air Lines, Inc.                                                6,563,025
     107,400   UAL Corp.                                                            5,088,075
                                                                                -------------
               TOTAL BASIC INDUSTRIES (Cost: $23,602,073)                          29,049,530
                                                                                -------------

               CREDIT SENSITIVE (9.7%)
               Banks and Financial Services (9.7%)
     109,200   Associates First Capital Corp.                                       4,736,550
      62,100   Citicorp                                                             6,147,900
      87,500   Green Tree Financial Corp.                                           3,467,187
      32,900   Marsh & McLennan Companies, Inc.                                     3,425,713
      67,200   Merrill Lynch & Company, Inc.                                        4,720,800
                                                                                -------------
               TOTAL CREDIT SENSITIVE (Cost: $15,196,724)                          22,498,150
                                                                                -------------

               TOTAL EQUITY SECURITIES (Cost: $169,229,303) (99.2%)               229,398,894
                                                                                -------------
  Principal
   Amount      SHORT-TERM INVESTMENTS (Cost: $1,390,025) (0.6%)
  ---------    ------------------------------------------------

$  1,390,025   Bank of New York Depositary Reserve, 4.4%, due 11/01/96              1,390,025
                                                                                -------------

               TOTAL INVESTMENTS (Cost: $170,619,328) (99.8%)                     230,788,919

               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.2%)                         513,342
                                                                                -------------

               NET ASSETS (100.0%)                                              $ 231,302,261
                                                                                -------------
                                                                                -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Earnings Momentum Fund

                                                                October 31, 1996

SCHEDULE OF INVESTMENTS
-----------------------

    Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               CONSUMER STAPLES (40.4% of Net Assets)
               Cosmetics and Household Products (0.1%)
       2,200   Carson, Inc.                                                     $      35,750 **
                                                                                -------------

               Drugs and Hospital Supply (6.3%)
      28,400   Biochem Pharma, Inc.                                                 1,210,550 **
      29,000   Depotech Corp.                                                         453,125 **
      15,600   Dura Pharmaceuticals, Inc.                                             538,200 **
      20,200   Interneuron Pharmaceuticals                                            499,950 **
       8,600   Martek Biosciences Corp.                                               184,900 **
      61,500   Orthologic Corp.                                                       403,593 **
      14,300   Safeskin Corp.                                                         563,062 **
      32,500   Vivus, Inc.                                                          1,088,750 **
                                                                                -------------
                 Total Drugs and Hospital Supply                                    4,942,130
                                                                                -------------

               Foods, Hotels and Restaurants (1.5%)
      44,100   Interstate Hotels Company                                            1,190,700 **
                                                                                -------------

               Healthcare (12.4%)
      32,300   Amerisource Health Corp.                                             1,368,713 **
       3,100   Applied Analytical Industries, Inc.                                     67,425 **
      81,200   Chronimed, Inc.                                                      1,177,400 **
      16,100   Collaborative Clinical Resource                                        225,400 **
       3,400   Housecall Medical Resources, Inc.                                       15,300 **
      44,600   Intelligent Medical Imaging, Inc.                                      278,750 **
      53,300   Medcath, Inc.                                                          692,900 **
      31,700   Medical Resources, Inc.                                                273,413 **
      23,300   Neopath, Inc.                                                          380,081 **
      62,900   Neoprobe Corp.                                                         904,187 **
      94,800   Noven Pharmaceuticals, Inc.                                          1,291,650 **
      37,500   Occusystems, Inc.                                                    1,026,562 **
      29,800   Total Renal Care Holdings, Inc.                                      1,162,200 **
       4,500   Urocor, Inc.                                                            52,875 **
      38,800   Veterinary Centers of America, Inc.                                    712,950 **
                                                                                -------------
                 Total Healthcare                                                   9,629,806
                                                                                -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

-----------------------------------

    Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----

               Leisure, Entertainment, Photo and Media (4.1%)
       9,300   Cox Radio, Inc.                                                  $     168,563 **
      33,100   Metro Networks, Inc.                                                   670,275 **
      59,000   Norwood Promotional Products, Inc.                                     870,250 **
      73,100   Oakley, Inc.                                                         1,096,500 **
      31,200   Rockshox, Inc.                                                         397,800 **
                                                                                -------------
                 Total Leisure, Entertainment, Photo and Media                      3,203,388
                                                                                -------------

               Retail (7.3%)
      15,700   Baby Superstore Inc.                                                   425,863 **
      28,800   Bed, Bath & Beyond, Inc.                                               727,200 **
      46,800   Central Garden & Pet Company                                         1,105,650 **
      30,800   Cost Plus, Inc.                                                        546,700 **
       9,600   Designer Holdings, Ltd.                                                184,800 **
      34,050   Just for Feet, Inc.                                                    889,556 **
      43,400   Mossimo, Inc.                                                          938,525 **
      40,600   Wilmar Industries, Inc.                                                872,900 **
                                                                                -------------
                 Total Retail                                                       5,691,194
                                                                                -------------

               Services - Business (8.7%)
       2,600   Abacus Direct Corp.                                                     68,250 **
      44,000   Brightpoint, Inc.                                                    1,100,000 **
      31,500   Corporate Express, Inc.                                              1,027,687 **
      24,600   Learning Tree International, Inc.                                    1,039,350 **
      10,000   Nova Corp.                                                             217,500 **
      22,400   PIA Merchandising Services, Inc.                                       268,800 **
      33,200   Pittston Brink's Group                                                 946,200
      45,600   Stericycle, Inc.                                                       336,300 **
      31,800   Stewart Enterprises, Inc., Class A                                   1,089,150
       8,000   Superior Consultant Holdings Corp.                                     196,000 **
      38,300   Wackenhut Corrections Corp., Class B                                   512,263
                                                                                -------------
                 Total Services - Business                                          6,801,500
                                                                                -------------

               TOTAL CONSUMER STAPLES (Cost:  $27,358,613)                         31,494,468
                                                                                -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

    Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               CONSUMER CYCLICALS (Cost: $316,148) (0.6%)
               Autos and Auto Parts (0.6%)
      18,700   Dura Automotive Systems, Inc.                                    $     448,800 **
                                                                                -------------

               CAPITAL GOODS (38.7%)
               Aerospace and Conglomerates (1.0%)
      22,500   Nichols Research Corp.                                                 781,875 **
                                                                                -------------


               Computer Software and Services (17.0%)
      27,950   American Management Systems                                            883,919 **
      14,000   Aspect Development, Inc.                                               348,250 **
       1,500   Aurum Software, Inc.                                                    47,625 **
      50,200   Baan Company, N.V.                                                   1,857,400 **
      15,000   BDM International                                                      753,750 **
      44,600   CSG Systems International, Inc.                                        747,050 **
      39,600   Dialogic Corp.                                                       1,356,300 **
      20,000   Digex, Inc.                                                            218,750 **
      25,800   Farallon Communications, Inc.                                          328,950 **
      41,800   Gensym Corp.                                                           418,000 **
      31,400   IQ Software Corp.                                                      631,925 **
      24,800   Legato Systems, Inc.                                                   880,400 **
      38,200   MDL Information Systems, Inc.                                          587,325 **
      40,900   Mechanical Dynamics, Inc.                                              587,937 **
      33,500   Openvision Technologies, Inc.                                          360,125 **
      23,400   Remedy Corp.                                                         1,140,750 **
       7,100   Security Dynamics Tech, Inc.                                           576,875 **
      38,300   Segue Software, Inc.                                                   517,050 **
      17,400   Select Software Tools (ADR) (Great Britain)                            382,800 **
      27,000   Transition Systems, Inc.                                               256,500 **
       8,600   Trusted Information Systems, Inc.                                      116,100 **
       7,600   USCS International, Inc.                                               136,800 **
       3,900   Verilink Corp.                                                         140,400 **
                                                                                -------------
                   Total Computer Software and Services                            13,274,981
                                                                                -------------


** Non-income producint.

See accompanying Notes to Finincial Statements.

TCW Galileo Earnings Momentum Fund

-----------------------------------

   Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               Electrical Equipment (2.6%)
      29,300   AFC Cable Systems, Inc.                                          $     520,075 **
      41,600   Bolder Technologies Corp.                                              618,800 **
      33,500   C.P. Clare Corp.                                                       276,375 **
      42,500   Sheldahl, Inc.                                                         642,813 **
                                                                                -------------
                   Total Electrical Equipment                                       2,058,063
                                                                                -------------

               Electronics - Communication Equipment (4.2%)
       6,800   Advanced Fibre Communications                                          388,450 **
     103,400   Anicom, Inc.                                                           930,600 **
      51,900   ECI Telecommunications, Ltd.                                         1,038,000
      14,700   Premiere Technologies, Inc.                                            238,875 **
       5,000   Premisys Communications, Inc.                                          250,000 **
      35,300   Worldtalk Communications Corp.                                         441,250 **
                                                                                -------------
                    Total Electronics - Communication Equipment                     3,287,175
                                                                                -------------

               Electronics - Semiconductors and Instruments (2.9%)
      26,500   Ciber, Inc.                                                            940,750 **
      22,900   Digi International, Inc.                                               337,775 **
      17,500   Epic Design Technology, Inc.                                           428,750 **
       8,000   Fisher Scientific International                                        359,000
      18,800   Nimbus CD International, Inc.                                          185,650 **
                                                                                -------------
                   Total Electronics - Semiconductors and Instruments               2,251,925
                                                                                -------------

               Information Processing (3.3%)
      12,400   Citrix Systems, Inc.                                                   685,100 **
      12,200   International Network Services                                         436,150 **
      45,700   Objective Systems Integrator, Inc.                                     982,550 **
       8,800   Saville Systems, PLC (ADR) (Ireland)                                   379,500 **
       6,800   Storm Technology, Inc.                                                  75,650 **
                                                                                -------------
                   Total Information Processing                                     2,558,950
                                                                                -------------

               Office Equipment and Building Supplies (1.2%)
      67,300   Cameron Ashley, Inc.                                                   916,963 **
                                                                                -------------

** Non-income producint.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

   Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               Pollution Control (6.5%)
      18,600   Culligan Water Technologies, Inc.                                $     697,500 **
      31,900   Memtec, Ltd. (ADR) (Australia)                                       1,088,587
      58,100   Molten Metal Technology, Inc.                                          777,088 **
      79,100   Tetra Technologies, Inc.                                             1,651,212 **
      25,700   U.S.A. Waste Services, Inc.                                            822,400 **
                                                                                -------------
                   Total Pollution Control                                          5,036,787
                                                                                -------------
               TOTAL CAPITAL GOODS (Cost:  $23,957,728)                            30,166,719
                                                                                -------------

               BASIC INDUSTRIES (5.3%)
               Chemicals (2.1%)
      83,300   Landec Corp.                                                           739,288 **
      35,800   Mississippi Chemical Corp.                                             899,475
                                                                                -------------
                   Total Chemicals                                                  1,638,763
                                                                                -------------

               Metals (1.0%)
      25,000   Titanium Metals Corp.                                                  768,750 **
                                                                                -------------

               Transportation (2.2%)
      19,400   Atlas Air, Inc.                                                        715,375 **
      33,700   United Transnet, Inc.                                                  492,862 **
      33,400   Wabash National Corp.                                                  538,575
                                                                                -------------
                   Total Transportation                                             1,746,812
                                                                                -------------
               TOTAL BASIC INDUSTRIES (Cost:  $3,817,790)                           4,154,325
                                                                                -------------

               CREDIT SENSITIVE (9.8%)
               Bank and Financial Services (2.9%)
      17,400   Envoy Corp.                                                            639,450 **
      48,800   Glendale Federal Bank FSB                                              902,800 **
      43,100   Vallicorp Holdings, Ltd.                                               678,825
                                                                                -------------
                   Total Banks and Financial Services                               2,221,075
                                                                                -------------

               Insurance (3.2%)
      28,300   Amerin Corp.                                                           558,925 **
      23,100   CapMAC Holdings, Inc.                                                  770,963
      15,400   Meadowbrook Insurance Group, Inc.                                      392,700
      31,700   PXRE Corp.                                                             784,575
                                                                                -------------
                   Total Insurance                                                  2,507,163
                                                                                -------------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

-----------------------------------

  Number of
   Shares      EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               Telecommunications (3.7%)
      68,100   Coherent Communications Systems Corp.                            $   1,319,437 **
       4,500   International Telecom Data Systems, Inc.                                73,125 **
       9,500   McLeod, Inc.                                                           633,750 **
      30,000   Omnipoint Corp.                                                        817,500 **
       4,500   Smartalk Teleservices, Inc.                                             67,501 **
                                                                                -------------
                   Total Telecommunications                                         2,911,313
                                                                                -------------
               TOTAL CREDIT SENSITIVE (Cost:  $6,862,487)                           7,639,551
                                                                                -------------

               TOTAL EQUITY SECURITIES (Cost: $62,312,766) (94.8%)                 73,903,863
                                                                                -------------
  Principal
    Amount     SHORT-TERM INVESTMENTS (Cost:  $2,738,454) (3.5%)
  ---------    -------------------------------------------------
  $2,738,454   Bank of New York Depositary Reserve, 4.4%, due 11/01/96              2,738,454
                                                                                -------------

               TOTAL INVESTMENTS (Cost: $65,051,220) (98.3%)                       76,642,317

               EXCESS OF OTHER ASSETS OVER LIABILITIES (1.7%)                       1,351,810
                                                                                -------------

               NET ASSETS (100%)                                                $  77,994,127
                                                                                -------------
                                                                                -------------

** Non-income producing.
See accompanying Notes in Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mid-Cap Growth Fund

                                                                October 31, 1996

SCHEDULE OF INVESTMENTS
-----------------------

  Number of
   Shares      EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               CONSUMER STAPLES (56.8% of Net Assets)
               Foods, Hotels and Restaurants (8.3%)
      54,300   Boston Chicken, Inc.                                             $   1,975,163
      51,400   HFS, Inc.                                                            3,765,050
      40,200   Mirage Resorts, Inc.                                                   884,400
      34,100   Starbucks Corp.                                                      1,108,250
                                                                                -------------
                   Total Foods, Hotels and Restaurants                              7,732,863
                                                                                -------------

               Healthcare (14.3%)
      19,600   Biogen, Inc.                                                         1,460,200
      53,600   Dura Pharmaceuticals, Inc.                                           1,849,200
      48,900   Health Management Associates, Inc., Class A                          1,069,687
      48,900   Medic Computer Systems, Inc.                                         1,381,425
      44,300   Medpartners, Inc.                                                      941,375
      34,200   Omnicare, Inc.                                                         931,950
      17,700   Oxford Health Plans, Inc.                                              805,350
      59,975   Phycor, Inc.                                                         1,859,225
      46,400   Physician Sales & Service, Inc.                                        986,000
      26,100   Safeskin Corp.                                                       1,027,688
      28,700   Thermo Cardiosystems, Inc.                                             911,225
                                                                                -------------
                   Total Healthcare                                                13,223,325
                                                                                -------------

               Leisure, Entertainment, Photo and Media (5.8%)
      39,200   Clear Channel Communications, Inc.                                   2,861,600
      50,200   Oakley, Inc.                                                           753,000
      32,400   Regal Cinemas, Inc.                                                    842,400
      58,400   Westwood One, Inc.                                                     897,900
                                                                                -------------
                   Total Leisure, Entertainment, Photo and Media                    5,354,900
                                                                                -------------

               Retail (10.5%)
      80,100   Bed, Bath & Beyond, Inc.                                             2,022,525
       9,200   Blyth Industries, Inc.                                                 357,650
      79,875   CUC International, Inc.                                              1,956,937
      46,050   Just for Feet, Inc.                                                  1,203,056
      22,600   Global Direct Mail Corp.                                             1,113,050
      30,500   Mossimo, Inc.                                                          659,563
      87,400   Petsmart, Inc.                                                       2,359,800
                                                                                -------------
                   Total Retail                                                     9,672,581
                                                                                -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Number of
    Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               Services-Business (17.9%)
      70,000   AccuStaff, Inc.                                                  $   1,872,500
      40,375   Apollo Group, Inc., Class A                                          1,110,312
      92,550   Corporate Express, Inc.                                              3,019,444
      45,000   Corrections Corp. of America                                         1,164,375
      10,400   MSC Industrial Direct Company, Inc., Class A                           384,800
      40,400   National Techteam, Inc.                                              1,090,800
      35,000   Outdoor Systems, Inc.                                                1,566,250
      44,600   Paychex, Inc.                                                        2,542,200
      47,200   Robert Half International, Inc.                                      1,893,900
      65,900   Romac International, Inc.                                            1,894,625
                                                                                -------------
                   Total Services-Business                                         16,539,206
                                                                                -------------
                 TOTAL CONSUMER STAPLES  (Cost:  $44,156,768)                      52,522,875
                                                                                -------------

               CONSUMER CYCLICALS (Cost: $1,779,175) (1.9%)
               Autos and Auto Parts (1.9%)
      75,000   Miller Industries, Inc.                                              1,753,125
                                                                                -------------

               CAPITAL GOODS (34.0%)
               Electronics-Semiconductors and Instruments (2.3%)
      60,400   Maxim Integrated Products, Inc.                                      2,114,000
                                                                                -------------

               Electronics-Telecommunications (13.7%)
      16,500   Advanced Fibre Communications                                          942,562
      71,500   Ascend Communications, Inc.                                          4,674,312
      57,500   Cascade Communications Corp.                                         4,175,938
      43,600   Premisys Communications, Inc.                                        2,180,000
      22,800   Westell Technologies, Inc., Class A                                    644,100
                                                                                -------------
                   Total Electronics-Telecommunications                            12,616,912
                                                                                -------------

               Information Processing (16.2%)
      37,000   Baan Company, N.V.                                                   1,369,000
      29,200   DST Systems, Inc.                                                      897,900
         800   I2 Technologies, Inc.                                                   30,400
      16,800   Inso Corp.                                                             827,400
      28,000   Netscape Communications Corp.                                        1,239,000
      24,200   Peoplesoft, Inc.                                                     2,171,950
      24,900   Rational Software Corp.                                                955,538
      64,500   Remedy Corp.                                                         3,144,375

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

  Number of
   Shares      EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               Information Processing (Continued)
      37,500   Security Dynamics Technologies, Inc.                             $   3,046,875
       8,200   Siebel Systems, Inc.                                                   446,900
      31,200   Sterling Commerce, Inc.                                                877,500
                                                                                -------------
                  Total Information Processing                                     15,006,838
                                                                                -------------

               Office Equipment and Supplies (1.8%)
      58,000   Viking Office Products, Inc.                                         1,689,250
                                                                                -------------
                 TOTAL CAPITAL GOODS (Cost: $20,720,918)                           31,427,000
                                                                                -------------

               CREDIT SENSITIVE (5.2%)
               Banks and Financial Services (4.0%)
      20,000   Credit Acceptance Corp.                                                540,000
     101,500   Gartner Group, Inc.                                                  3,121,125
                                                                                -------------
                   Total Banks and Financial Services                               3,661,125
                                                                                -------------

               Telecommunications (1.2%)
      34,800   LCI International, Inc.                                              1,109,250
                                                                                -------------
                 TOTAL CREDIT SENSITIVE (Cost: $3,890,474)                          4,770,375
                                                                                -------------

                 TOTAL EQUITY SECURITIES (Cost: $70,547,335) (97.9%)               90,473,375
                                                                                -------------

  Principal
    Amount     SHORT-TERM INVESTMENTS (Cost: $2,321,190) (2.5%)
  ---------    -------------------------------------------------
  $2,321,190   Bank of New York Depositary Reserve, 4.4%, due 11/01/96              2,321,190
                                                                                -------------

               TOTAL INVESTMENTS (Cost: $72,868,525) (100.4%)                      92,794,565


               EXCESS OF LIABILITIES OVER OTHER ASSETS (-0.4%)                      (364,887)
                                                                                -------------


               NET ASSETS (100%)                                                $  92,429,678
                                                                                -------------
                                                                                -------------

TCW Galileo Small Cap Growth Fund

SCHEDULE OF INVESTMENTS
-----------------------

    Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----

               COMMON STOCK
               ------------
               CONSUMER STAPLES (53.6% of Net Assets)
               Beverages and Distribution (0.2%)
      25,300   Odwalla, Inc.                                                    $     306,763
                                                                                -------------

               Cosmetics and Household Products (2.4%)
       2,000   Carson, Inc.                                                            32,500
      24,900   Diamond Home Services, Inc.                                            572,700 **
      31,500   Sola International, Inc.                                             1,137,937 **
      16,700   Thermolase Corp.                                                       327,738 **
      31,800   USA Detergents, Inc.                                                 1,049,400 **
                                                                                -------------
                   Total Cosmetics and Household Products                           3,120,275
                                                                                -------------

               Drugs and Hospital Supply (5.3%)
         900   Applied Analytical Industries, Inc.                                     19,575 **
      58,000   Capstone Pharmacy Service, Inc.                                        677,875 **
      29,400   Dura Pharmaceuticals, Inc.                                           1,014,300 **
      25,500   Gulf South Medical Supply, Inc.                                        561,000 **
      39,000   Pharmaceutical Product Development, Inc.                               745,875 **
      84,900   Safeskin Corp.                                                       3,342,937 **
      20,700   Vivus, Inc.                                                            693,450 **
                                                                                -------------
                   Total Drugs and Hospital Supply                                  7,055,012
                                                                                -------------

               Foods, Hotels and Restaurants (2.1%)
      27,400   Boston Chicken, Inc.                                                   996,675 **
       3,500   Einstein/Noah Bagel Corp.                                              117,688 **
      20,800   Interstate Hotels Company                                              561,600 **
      22,500   Papa John's International, Inc.                                      1,119,375 **
                                                                                -------------
                        Total Foods, Hotels and Restaurants                         2,795,338
                                                                                -------------

               Healthcare (13.2%)
      14,400   ABR Information Services, Inc.                                         997,200 **
      38,800   Access Health, Inc.                                                  1,280,400 **
      23,600   Amerisource Health Corp.                                             1,000,050 **
      14,100   Cohr, Inc.                                                             345,450 **
      31,500   CRA Managed Care, Inc.                                               1,598,625 **
      32,600   First Commonwealth, Inc.                                               684,600 **
       2,300   Housecall Medical Resources, Inc.                                       10,350 **
      67,000   HPR, Inc.                                                              938,000 **
      75,000   IRIDEX Corp.                                                           600,000 **
      64,300   Lumisys, Inc.                                                          618,887 **
      29,600   MedCath, Inc.                                                          384,800 **
      32,000   Medpartners/Mullikin, Inc.                                             680,000 **
      50,100   Neoprobe Corp.                                                         720,188 **
      52,000   Occusystems, Inc.                                                    1,423,500 **
      32,000   Omnicare, Inc.                                                         872,000 **
      92,600   Orthodontic Centers of America, Inc.                                 1,331,125 **
      11,500   Oxford Health Plans, Inc.                                              523,250 **
      17,500   Pediatrix Medical Group, Inc.                                          689,063 **
      35,325  Phycor, Inc.                                                          1,095,075 **

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1996

  Number of
   Shares      EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               Healthcare  (Continued)
      20,000   Total Renal Care Holdings, Inc.                                  $     780,000 **
       2,900   Urocor, Inc.                                                            34,075 **
      47,300   Veterinary Centers of America, Inc.                                    869,138 **
                                                                                -------------
                   Total Healthcare                                                17,475,776
                                                                                -------------

               Leisure, Entertainment, Photo and Media (6.9%)
      28,000   Clear Channel Communications, Inc.                                   2,044,000 **
      25,200   Cox Radio, Inc.                                                        456,750 **
      59,700   Family Golf Centers, Inc.                                            1,753,687 **
      17,400   Lin Television Corp.                                                   659,025 **
      26,900   Metro Networks, Inc.                                                   544,725 **
      65,000   Oakley, Inc.                                                           975,000 **
       5,900   Penske Motorsports, Inc.                                               202,075 **
      15,100   Premiere Radio Networks, Inc.                                          177,425 **
      15,950   Premiere Radio Networks, Inc., Class A                                 185,419 **
      42,075   Regal Cinemas, Inc.                                                  1,093,950 **
      49,900   Westwood One, Inc.                                                     767,213 **
       8,200   Young Broadcasting Corp.                                               233,700 **
                                                                                -------------
                   Total Leisure, Entertainment, Photo and Media                    9,092,969
                                                                                -------------

               Retail (7.8%)
      41,800   Bed, Bath & Beyond, Inc.                                             1,055,450 **
      22,000   Blyth Industries, Inc.                                                 855,250 **
      28,500   Cost Plus, Inc.                                                        505,875 **
      20,400   Designer Holdings, Ltd.                                                392,700 **
      16,200   Dollar Tree Stores, Inc.                                               611,550 **
      63,150   Just for Feet, Inc.                                                  1,649,793 **
      15,800   K & G Men's Center, Inc.                                               396,975 **
      67,000   Kenneth Cole Productions, Inc.                                       1,105,500 **
       1,200   Marks Bros. Jewelers, Inc.                                              27,900 **
      56,200   Mossimo, Inc.                                                        1,215,325 **
      21,100   North Face, Inc.                                                       427,275 **
      59,200   Petsmart, Inc.                                                       1,598,400 **
       1,000   PJ America, Inc.                                                        16,000 **
      14,200   Tiffany & Company                                                      525,400
                                                                                -------------
                   Total Retail                                                    10,383,393
                                                                                -------------

               Services - Business (15.5%)
       2,600   Abacus Direct Corp.                                                     68,250 **
      36,600   AccuStaff, Inc.                                                        979,050 **
      20,800   Career Horizons, Inc.                                                  839,800 **
      16,800   Caribiner International, Inc.                                          764,400 **
      52,200   Corporate Express, Inc.                                              1,703,025 **
      22,600   Corrections Corp. of America                                           584,775 **
     100,000   Gartner Group, Inc., Class A                                         3,075,000 **
      22,700   Meta Group, Inc.                                                       715,050 **
     136,800   National Techteam, Inc.                                              3,693,600
       3,600   Nova Corp.                                                              78,300  **

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

-----------------------------------

    Number
  of Shares    EQUITY SECURITIES                                                   Value
  ---------    -----------------                                                   -----
               Services - Business (Continued)
      46,800   Outdoor Systems, Inc.                                            $   2,094,300 **
      19,500   Pittston Brink's Group                                                 555,750
      40,600   PMT Services, Inc.                                                     812,000 **
      37,600   Robert Half International, Inc.                                      1,508,700 **
      49,600   Romac International, Inc.                                            1,426,000 **
      21,400   Superior Consultant Holdings Corp.                                     524,300 **
      14,600   Sylvan Learning Systems, Inc.                                          616,850 **
         900   The Vincam Group, Inc.                                                  28,575 **
      20,300   Wackenhut Corrections Corp.                                            375,550 **
       2,600   Xlconnect Solutions, Inc.                                               76,050 **
                                                                                -------------
                   Total Services - Business                                       20,519,325
                                                                                -------------

               Wholesale - Food and Drug (0.2%)
      14,500   Nuco2, Inc.                                                            192,125 **
                                                                                -------------
                 TOTAL CONSUMER STAPLES (Cost: $49,649,763)                        70,940,976
                                                                                -------------

               CONSUMER CYCLICALS (1.8%)
               Autos and Auto Parts (1.8%)
      23,000   Dura Automotive Systems, Inc.                                          552,000 **
      80,400   Miller Industries, Inc.                                              1,879,350 **
                                                                                -------------
                 TOTAL CONSUMER CYCLICALS (Cost: $1,326,447)                        2,431,350
                                                                                -------------

               CAPITAL GOODS (32.8%)
               Computer Software and Services (13.4%)
      12,900   Aspect Development, Inc.                                               320,888 **
       1,100   Aurum Software, Inc.                                                    34,925 **
      45,600   Cambridge Tech Partners, Inc.                                        1,504,800 **
      19,800   CBT Group, PLC (ADR) (Ireland)                                       1,089,000 **
       3,700   Check Point Software Technologies, Ltd.                                101,750 **
      12,400   Clarify, Inc.                                                          598,300 **
      27,250   Computer Management Sciences, Inc.                                     797,063 **
      71,700   CSG Systems International, Inc.                                      1,200,975 **
      13,300   Inso Corp.                                                             655,025 **
      49,600   Legato Systems, Inc.                                                 1,760,800 **
      19,428   Logic Works, Inc.                                                      111,711 **
      10,800   Peoplesoft, Inc.                                                       969,300 **
      11,200   Planning Sciences International, PLC                                   142,800 **
      44,175   Pure Atria Corp.                                                     1,203,768 **
      34,200   Remedy Corp.                                                         1,667,250 **
      31,600   Security Dynamics Tech, Inc.                                         2,567,500 **
      24,300   Segue Software, Inc.                                                   328,050 **
       1,900   Select Software Tools (ADR) (Great Britain)                             41,800 **
       4,950   Syke Enterprises, Inc.                                                 230,175 **
      10,300   Transition Systems, Inc.                                                97,850 **
       3,300   Trusted Information Systems, Inc.                                       44,550 **
      14,400   Verilink Corp.                                                         518,400 **
      36,000   Viasoft, Inc.                                                        1,773,000 **
                                                                                -------------
                    Total Computer Software and Services                           17,759,680
                                                                                -------------

** Non-income producing.
See accompanying Notes to Financial Statments.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1996

SCHEDULE OF INVESTMENTS
-----------------------

  Number of
  Shares or
  Warrants     EQUITY SECURITIES                                                   Value
  ---------    -----------------                                               -------------
               Electrical Equipment (0.7%)
  37,000       Bolder Technologies Corp.                                       $   550,375 **
  24,400       Sheldahl, Inc.                                                      369,050 **
                                                                                ----------
                    Total Electrical Equipment                                     919,425
                                                                                ----------

               Electronics -- Communication Equipment (6.5%)
  3,384        American Satellite Network, Inc., Warrants, expire 6/30/99                3 **
 34,100        Ascend Communications, Inc.                                       2,229,287 **
 48,000        Cascade Communications Corp.                                      3,486,000 **
 13,536        Millicom Inc., Escrow                                                   --- **
 19,500        Natural Microsystems Corp.                                        1,038,375 **
  2,000        Orckit Communications, Ltd.                                          24,000 **
 36,600        Premisys Communications, Inc.                                     1,830,000 **
                                                                                ----------
                    Total Electronics -- Communication Equipment                 8,607,665
                                                                                ----------

               Electronics -- Semiconductors and Instruments (2.6%)
 14,224        C.P. Clare Corp.                                                    117,348 **
 56,600        Epic Design Technology, Inc.                                      1,386,700 **
 44,300        Maxim Integrated Products, Inc.                                   1,550,500 **
 28,700        SRS Labs, Inc.                                                      452,025 **
                                                                                ----------
                    Total Electronics -- Semiconductors and Instruments          3,506,573
                                                                                ----------

               Information Processing (8.1%)
 24,700        Aspen Technologies, Inc.                                          1,661,075 **
 14,500        Astea International, Inc.                                            85,188 **
 60,200        Business Objects, S.A.                                              895,475 **
 42,700        Citrix Systems, Inc.                                              2,359,175 **
  4,200        Computer Products, Inc.                                              82,950 **
 19,600        HNC Software, Inc.                                                  617,400 **
  1,000        I2 Technologies, Inc.                                                38,000 **
    700        IDX Systems Corp.                                                    20,650 **
  1,700        Intelligroup, Inc.                                                   26,775 **
 13,600        International Network Services                                      486,200 **
 38,200        Medic Computer Systems, Inc.                                      1,079,150 **
  5,600        Network Appliance, Inc.                                             196,000 **
 39,500        Objective Systems Integrators, Inc.                                 849,250 **
 51,300        Saville Systems, PLC (ADR) (Ireland)                              2,212,313 **
  3,400        Storm Technology, Inc.                                               37,825 **
 17,600        Workgroup Technology Corp.                                          103,400 **
                                                                                ----------
                    Total Information Processing                                10,750,826
                                                                                ----------

               Machinery and Infrastructure (0.2%)
  5,300        Roper Industries, Inc.                                              223,925
                                                                                ----------

               Pollution Control (1.3%)
 24,500        Culligan Water Technologies, Inc.                                   918,750 **
 22,700        Memtec, Ltd. ADR (Australia)                                        774,637
                                                                                ----------
                    Total Pollution Control                                      1,693,387
                                                                                ----------
               TOTAL CAPITAL GOODS (Cost: $24,335,393)                          43,461,481
                                                                                ----------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

-----------------------------------

    Number
  of Shares    EQUITY SECURITIES                                                  Value
  ---------    -----------------                                              -------------
               BASIC INDUSTRIES (1.2%)
               Transportation (1.2%)
 22,900        Atlas Air, Inc. $                                                   844,437 **
 48,000        Wabash National Corp.                                               774,000
                                                                              ------------
               TOTAL BASIC INDUSTRIES (Cost: $1,142,553)                         1,618,437
                                                                              ------------

               CREDIT SENSITIVE (6.3%)
               Banks and Financial Services (2.5%)
 21,000        Envoy Corp.                                                         771,750 **
 10,100        First USA Paymentech, Inc.                                          373,700 **
 52,800        Imperial Credit Industries, Inc.                                    957,000 **
 37,400        Redwood Trust, Inc.                                               1,234,200
                                                                              ------------
                    Total Banks and Financial Services                           3,336,650
                                                                              ------------

               Insurance (0.4%)
 28,400        Amerin Corp.                                                        560,900 **
                                                                              ------------

               Telecommunications (3.4%)
  4,600        International Telecom Data Systems, Inc.                             74,750 **
 55,700        LCI International, Inc.                                           1,775,437 **
 44,000        McLeod, Inc.                                                      1,430,000 **
 54,600        Winstar Communications, Inc.                                      1,146,600 **
                                                                              ------------
                    Total Telecommunications                                     4,426,787
                                                                              ------------
               TOTAL CREDIT SENSITIVE (Cost: $6,512,511)                         8,324,337
                                                                              ------------
               TOTAL COMMON STOCK (Cost: $82,967,667 ) (95.7%)                 126,776,581
                                                                              ------------

               PREFERRED STOCK
               ---------------
               CAPITAL GOODS (0.8%)
               Electronics - Communication Equipment (Cost: $1,285,287) (0.8%)
 33,400        Teltrend, Inc.                                                    1,102,200 **
                                                                              ------------

               BASIC INDUSTRIES (1.0%)
               Energy and Oil Services (Cost: $1,191,543) (1.0%)
 33,900        Newpark Resources, Inc.                                           1,271,250 **
                                                                              ------------
               TOTAL PREFERRED STOCK (Cost: 2,476,830) (1.8%)                    2,373,450
                                                                              ------------

               TOTAL EQUITY SECURITIES (Cost: $85,444,497) (97.5%)             129,150,031
                                                                              ------------

  Principal
    Amount     SHORT-TERM INVESTMENTS (Cost: $1,137,545) (0.9%)
 -----------   -------------------------------------------------------
 $1,137,545    Bank of New York Depositary Reserve, 4.4%, due 11/01/96           1,137,545
                                                                              ------------

               TOTAL INVESTMENTS (Cost: $86,582,042) (98.4%)                   130,287,576

               EXCESS OF OTHER ASSETS OVER LIABILITIES (1.6%)                    2,156,909
                                                                              ------------

               NET ASSETS (100%)                                              $132,444,485
                                                                              ------------
                                                                              ------------


** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Asia Pacific Equity Fund
                                                                October 31, 1996


SCHEDULE OF INVESTMENTS
-----------------------

         Number
        of Shares        EQUITY SECURITIES                            Value
      -------------      -----------------                         ----------
                         COMMON STOCK
                         ------------
                         HONG KONG (38.6% of Net Assets)
        642,000          Amoy Properties, Limited                  $  792,880
        157,000          Cheung Kong Holdings, Limited              1,258,810
        199,500          China Light & Power Company, Limited         926,203
      2,376,000          China Overseas Land & Investment, Limited    883,391
      1,099,000          China Resources, Limited                   1,236,476
        284,000          Citic Pacific, Limited                     1,380,941
        910,000          Guangdong Investment, Limited                653,135
      1,397,000          Guangzhou Investment Company, Limited        451,653
        116,500          Hang Seng Bank, Limited                    1,382,295
         76,000          Henderson Land Development, Limited          675,702
         87,937          HSBC Holdings Public, Limited              1,791,105
        206,000          Hutchison Whampoa, Limited                 1,438,566
        425,000          Hysan Development Company, Limited         1,363,043
        307,000          New World Development Company, Limited     1,786,568
        204,000          Shanghai Industrial Holdings, Limited        462,995
        114,000          Sun Hung Kai Properties, Limited           1,297,348
         96,500          Swire Pacific, Limited, Class A              851,724
                                                                   ----------
                         TOTAL HONG KONG (Cost: $14,255,397)       18,632,835
                                                                   ----------

                         INDIA (2.1%)
          7,800          Bajaj Auto, Limited (GDS)                    243,750
         31,000          India Cement (GDR)                            77,500
         12,000          Indian Hotels (ADR)                          279,000
         25,600          State Bank of India (GDR)                    382,720
                                                                   ----------
                         TOTAL INDIA (Cost: $1,014,789)               982,970
                                                                   ----------

                         INDONESIA (5.5%)
        375,930          PT Bank International Indonesia
                         (Foreign Registered)                         604,964
         66,500          PT HM Sampoerna (Foreign Registered)         617,828
        166,940          PT Indofood Sukses Makmur
                         (Foreign Registered)                         351,030
        209,000          PT London Sumatra Indonesia
                         (Foreign Registered)                         542,613
         17,700          Telekomunikasi Indonesia (ADR)               531,000
                                                                   ----------
                         TOTAL INDONESIA (Cost: $2,197,885)         2,647,435
                                                                   ----------

See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

-----------------------------------

        Number of
        Shares or
        Warrants         EQUITY SECURITIES                           Value
      -------------      -----------------                        ----------
                         MALAYSIA (23.1%)
        185,000          Amway Malaysia  $                        $ 1,105,461
        150,000          Commerce Asset Holdings                      979,422
        250,000          DCB Holdings Berhad                          855,758
         30,000          Edarar Otomobil                              280,174
        135,000          Gadek Berhad                               1,121,883
         70,000          Gadek Berhad, Warrants, expire 12/19/00      264,543 **
        170,000          Ho Hup Construction                          474,278
         87,000          Kwong Yik Bank                               239,276
        315,000          Larut Consolidated                           466,205
        155,000          Malakoff Berhad                              699,248
        106,666          Mancon Berhad                                356,679
        175,000          Nam Fatt Berhad                              543,629
        135,000          New Straits Times Press Berhad               710,526
        120,000          Samanda Holdings Berhad                      655,323
        228,000          Sime Darby Berhad                            807,519
         93,000          Sistem Televisyen Malaysia Berhad            191,373
         70,000          Telecom Malaysia Berhad                      617,729
        100,180          United Engineers Malaysia                    792,877
                                                                   ----------
                         TOTAL MALAYSIA (Cost: $8,448,440)         11,161,903
                                                                   ----------

                         PHILIPPINES (3.7%)
          1,320          Far East Bank and Trust Company                4,514
         65,910          Manila Electric Company                      483,307
         15,900          Metropolitan Bank and Trust                  350,380
         34,500          Philipine Commerce International Bank        445,669
         79,300          San Miguel Corporation, Series B             286,227
      2,183,600          Southeast Asia Cement Holdings               207,409
                                                                   ----------
                         TOTAL PHILIPPINES (Cost: $1,812,030)       1,777,506
                                                                   ----------

                         SINGAPORE (10.0%)
         80,000          City Development, Limited                    630,234
         67,000          Development Bank of Singapore, Limited
                         (Foreign Registered)                         803,620
         80,000          Far East Levingston Shipbuilding, Limited    383,251
         70,000          Fraser & Neave, Limited                      695,529
         88,000          Keppel Corporation, Limited                  655,784
        114,000          Orchard Parade Holding, Limted               210,362
        135,000          Singapore Land, Limited                      747,339
         78,000          ST Capital, Limited                           91,341
         64,000          United Overseas Bank, Limited
                         (Foreign Registered)                         622,285
                                                                   ----------
                         TOTAL SINGAPORE (Cost: $4,793,586)         4,839,745
                                                                   ----------


** Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

        Number of
        Shares or
        Warrants         EQUITY SECURITIES                                         Value
      -------------      -----------------                                      ------------
                         SOUTH KOREA (3.2%)
            115          Daewoo Corporation, Warrants, expire 11/08/96          $        575 **
         28,000          Hyundai Engineering and Construction (GDR)                  203,000
          1,630          Hyundai Engineering and Construction (New GDR)               19,560
         13,800          Korea Electric Power (ADR)                                  248,400
         57,000          Korea Exchange Bank                                         557,960
         12,000          L.G. Securities, Limited                                    192,637
         16,400          Pohang Iron & Steel Company, Limited (ADR)                  340,300
                                                                                ------------
                         TOTAL SOUTH KOREA (Cost: $2,293,400)                      1,562,432
                                                                                ------------

                         TAIWAN (3.6%)
         54,000          Acer, Inc., Limited (GDR)                                   378,000
          8,000          China Steel, Limited (GDR)                                  152,000
        104,395          The Taiwan Index Fund, Limited                            1,214,114
                                                                                ------------
                         TOTAL TAIWAN (Cost: $1,832,640)                           1,744,114
                                                                                ------------

                         THAILAND (5.9%)
         57,000          Bangkok Bank, Public Company, Limited
                         (Foreign Registered)                                        607,595
        169,300          Electricity Generating, Public Company, Limited
                         (Foreign Registered)                                        490,975
         41,500          Mathicon Company, Public Company, Limited
                         (Foreign Registered)                                        191,911
         65,700          Phatra Thanakit, Public Company, Limited
                         (Foreign Registered)                                        243,314
         35,200          PTT Exploration & Production, Public Company, Limited
                         (Foreign Registered)                                        504,887
         13,200          Siam Cement Company, Public Company, Limited
                         (Foreign Registered)                                        451,088
         45,000          Thai Farmer's Bank Company, Public Company, Limited
                         (Foreign Registered)                                        343,888
          5,625          Thai Farmer's Bank Company, Public Company, Limited,
                         Warrants, expire 11/09/02                                       --- **
                                                                                ------------
                         TOTAL THAILAND (Cost: $3,369,747)                         2,833,658
                                                                                ------------
                         TOTAL COMMON STOCK (Cost: $40,017,914) (95.7%)           46,182,598
                                                                                ------------

                         PREFERRED STOCK

                         SOUTH KOREA (Cost: $601,931) (1.0%)
          6,730          Samsung Electronics Company, Limited Non-Voting,
                         Preferred (GDR)                                             471,953
                                                                                ------------

                         TOTAL EQUITY SECURITIES (Cost: $40,619,845) (96.7%)      46,654,551
                                                                                ------------


** Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

-----------------------------------

    Principal
     Amount              CONVERTIBLE SECURITIES                                          Value
   -----------           ----------------------                                      --------------
                         INDIA (Cost: $251,000) (0.5%)
     251,000             Mahindra & Mahindra, Limited (144A), Convertible Bond,
                         5%, due 07/09/01                                            $      261,040 *
                                                                                     --------------

                         TAIWAN (1.7%)
     184,000             Far East Department Store, Limited, Convertible Bond,
                         3%, due 07/06/02                                                   196,880
     511,000             United Microelectric Corporation, Limited (144A),
                         Convertible Bond, 1.25%, due 08/06/04                              620,865 *
                                                                                     --------------
                         TOTAL TAIWAN (Cost: $841,202)                                      817,745
                                                                                     --------------
                         TOTAL CONVERTIBLE SECURITIES (Cost: $1,092,202) (2.2%)           1,078,785
                                                                                     --------------

                         SHORT-TERM INVESTMENTS (Cost: $1,086,511) (2.2%)
                         -----------------------------------------------
   1,086,511             Bank of New York Depositary Reserve, 4.4%,
                         due 11/01/96                                                     1,086,511
                                                                                     --------------

                         TOTAL INVESTMENTS (Cost: $42,798,558) (101.1%)                  48,819,847

                         LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)                     (553,644)
                                                                                     --------------

                         NET ASSETS (100%)                                           $   48,266,203
                                                                                     ==============

*Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Emerging Markets Fund
                                                                October 31, 1996


SCHEDULE OF INVESTMENTS
-----------------------

    Number of
     Shares              EQUITY SECURITIES                                                Value
   -----------           ----------------------                                        ------------
                         COMMON STOCK
                         ------------
                         ARGENTINA (3.0% of Net Assets)
      4,479              Banco de Galicia y Buenos Aires, S.A. (ADR)                   $    81,182
      5,840              Banco Frances del Rio de la Plata, S.A. (ADR)                     153,300
     93,863              Compania Naviera Perez Companc S.A.C.I.M.F.A.                     596,090
     29,339              IRSA Inversiones y Representaciones, S.A.                          89,786
     19,967              Molinos Rio de la Plata, S.A.                                      62,902
      4,195              Siderar, S.A. (144A) (ADR)                                         89,144 *
     83,600              Siderca, S.A., Series A                                           132,937
      8,400              Telecom Argentina STET-France Telecom, S.A., Series B              31,713
      2,000              Telecom Argentina STET-France Telecom, S.A., Series B (ADR)        75,500
      4,500              Telefonica de Argentina Sociedad Anonima, Series B (ADR)          104,625
      5,000              TRANSPORTADORA DE GAS DEL SUR, S.A. (ADR)                          58,125
     10,401              Yacimientos Petroliferos Fiscales Sociedad del Estado,
                         Series D (ADR)                                                    236,623
                                                                                      ------------
                         TOTAL ARGENTINA (Cost: $1,368,151)                              1,711,927
                                                                                      ------------

                         BRAZIL (3.5%)
     17,760              Aracruz Celulose, S.A. (ADR)                                      142,080
  1,654,373              CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)                 513,520
  9,860,000              Companhia Paranaense de Energia (COPEL)                           101,699
  6,740,000              Companhia Siderurgica Nacional                                    167,238
    960,000              Light Participacoes, S.A.                                         151,048
      4,060              Multicanal Participacoes, S.A. (ADR)                               56,840
  4,800,000              Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                     292,381
      7,500              Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)               558,750
    165,883              Telecomunicacoes de Sao Paulo, S.A. (TELESP)                       28,247
                                                                                      ------------
                         TOTAL BRAZIL (Cost: $1,706,451)                                 2,011,803
                                                                                      ------------

                         CHILE (7.1%)
     10,200              Banco BHIF (ADR)                                                  183,600
      3,000              Chilectra, S.A. (144A) (ADR)                                      160,875 *
      5,000              Chilgener, S.A. (ADR)                                             113,125
      6,200              Compania Cervecerias Unidas, S.A. (ADR)                           125,550
      8,450              Compania de Telecomunicaciones de Chile, S.A.,
                         Series A (ADR)                                                    833,381
     10,260              Embotelladora Andina, S.A. (ADR)                                  353,970
     11,300              Empresa Nacional de Electricdad, S.A. (ADR)                       207,638
     14,540              Enersis, S.A. (ADR)                                               427,110
     10,680              Genesis Chile Fund, Limited                                       443,220

*Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund


SCHEDULE OF INVESTMENTS
-----------------------

    Number of
     Shares              EQUITY SECURITIES                                         Value
   -----------           -----------------                                      ------------
                         CHILE (Continued)
      8,400              Madeco, S.A. (ADR)                                     $    201,600
      7,850              Maderas y Sinteticos, S.A. (MASISA) (ADR)                   111,863
      8,850              Santa Isabel, S.A. (ADR)                                    248,906 **
      6,480              Sociedad Quimica y Minera de Chile, S.A. (ADR)              372,600
    104,000              The Five Arrows Chile Investment Trust, Limited             304,200
                                                                                ------------
                         TOTAL CHILE (Cost: $4,014,838)                            4,087,638
                                                                                ------------

                         COLOMBIA (0.9%)
     13,900              Almacenes Exito, S.A.                                        37,568
     20,746              Banco de Bogota                                             126,677
      2,900              Banco Industrial Colombiano (ADR)                            53,650
      6,400              Cementos Diamante, S.A. (144A) (ADS)                         89,600  *
      9,300              Compania de Cemento Argos, S.A.                              50,270
     10,770              Compania Nacional de Chocolates, S.A.                        90,559
      3,300              Compania Suramericana de Seguros, S.A.                       61,111
                                                                                ------------
                         TOTAL COLOMBIA (Cost: $639,638)                             509,435
                                                                                ------------

                         CZECH REPUBLIC (0.8%)
      4,150              Komercni Banka (144A) (GDR)                                 101,675 *
        968              SPT Telekom                                                 103,172
        970              Tabak A.S.                                                  229,824
                                                                                ------------
                         TOTAL CZECH REPUBLIC (Cost: $467,630)                       434,671
                                                                                ------------

                         GREECE (0.9%)
     20,820              Aegek                                                        88,132
      7,230              Ergo Bank                                                   423,164
                                                                                ------------
                         TOTAL GREECE (Cost: $500,462)                               511,296
                                                                                ------------

                         HONG KONG  (5.0%)
     78,000              Cheung Kong Holdings, Limited                               625,396
    121,000              Citic Pacific, Limited                                      588,359
    304,000              Cosco Pacific, Limited                                      290,920
      7,360              Guangshen Railway (ADR)                                     137,080
  1,666,000              Guangzhou Investment Company, Limited                       538,622
     76,600              New World Development Company, Limited                      445,769
    121,000              Shanghai Industrial Holdings, Limited                       274,619
                                                                                ------------
                         TOTAL HONG KONG (Cost: $2,637,065)                        2,900,765
                                                                                ------------

*  Restricted security. (See Note 6)
** Non-income producing
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

        Number of
        Shares or
        Warrants         EQUITY SECURITIES                                         Value
      -------------      -----------------                                      -----------
                         HUNGARY (1.0%)
          2,908          Egis                                                   $    179,099
          3,940          Gedeon Richter (144A)                                       207,835 *
          9,200          Mol Magyar Olaj-Es Gazipari (144A) (GDR)                     92,920 *
          5,668          OTP Bank (GDR)                                               97,490
                                                                                ------------
                         TOTAL HUNGARY (Cost: $592,090)                              577,344
                                                                                ------------

                         INDIA (2.9%)
         33,500          BSES, Limited (GDR)                                         619,750
         10,500          Hindalco Industries, Limited (GDR)                          189,000
         20,000          Larsen & Toubro, Limited (GDR)                              287,600
         39,500          State Bank of India (GDR)                                   590,525
                                                                                ------------
                         TOTAL INDIA (Cost: $1,777,384)                            1,686,875
                                                                                ------------

                         INDONESIA (3.3%)
        110,000          PT London Sumatra Indonesia                                 285,586
        426,008          PT Bank International Indonesia (Foreign Registered)        685,547
        172,000          PT Gundag Garam (Foreign Registered)                        686,435
        126,950          PT Indofood Sukses Makmur (Foreign Registered)              266,942
                                                                                ------------
                         TOTAL INDONESIA (Cost: $1,550,858)                        1,924,510
                                                                                ------------

                         IRELAND (Cost: $275,000) (0.4%)
         27,500          Central Asia Investment Company, Limited                    254,375
                                                                                ------------

                         MALAYSIA (17.5%)
        190,000          Commerce Asset Holdings                                   1,240,602
        307,000          DCB Holdings Berhad                                       1,050,871
         55,000          Edaran Otomobil                                             513,653
        146,000          Gadek Berhad                                              1,213,296
         80,000          Gadek Berhad, Warrants expire 12/31/96                      302,335 **
         70,000          Genting Berhad                                              523,546
        493,000          Hicom Holdings Berhad                                     1,316,878
         73,250          Hicom Holdings Berhad, Warrants expire 12/18/00              82,903 **
        388,000          Larut Consolidated                                          574,246
        248,000          New Straits Times Press Berhad                            1,305,263
          4,000          Prime Utilities Berhad, Warrants, expire 3/11/01             11,080 **
        108,000          Telekom Malaysia Berhad                                     953,067
        128,000          United Engineers Malaysia                                 1,013,059
                                                                                ------------
                         TOTAL MALAYSIA (Cost: $8,165,679)                        10,100,799
                                                                                ------------

*  Restricted security. (See Note 6)
** Non-income producing
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------

    Number of
     Shares              EQUITY SECURITIES                                         Value
   -----------           -----------------                                      ------------
                         MEXICO (9.8%)
      27,400             Apasco, S.A.de C.V., Series A                          $    168,246
     143,900             Cemex, S.A. de C.V., Series B                               521,142
     366,100             Cifra, S.A. de C.V., Series C                               472,535
      27,300             DESC, S.A. de C.V., Series B                                134,789
       9,200             Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)      119,600
      11,200             Empresas La Moderna, S.A. de C.V. (ADR)                     201,600
      40,600             Fomento Economica Mexicano, S.A. de C.V., Series B          124,140
      60,900             GRUPO CARSO, S.A. de C.V.,  Series A1                       278,553 **
      63,000             Grupo Cementos de Chihuahua, S.A. de C.V., Series B          71,053
      82,891             Grupo Financiero Inbursa, S.A. de C.V., Series B            270,071
     119,883             Grupo Industrial Alfa, S.A. de C.V., Series A               503,268
      43,700             Grupo Industrial Bimbo, S.A. de C.V., Series A              218,774
      29,300             Grupo Modelo, S.A. de C.V.                                  152,925
      11,030             Grupo Televisa, S.A. de C.V. (ADR)                          289,538
      66,600             Jugos del Valle, S.A. de C.V., Series B                      92,138 **
      33,800             Kimberly-Clark de Mexico, S.A. de C.V., Series A            656,516
      36,045             Telefonos de Mexico, S.A. de C.V., Series L (ADR)         1,099,373
       5,200             Transportacion Maritima Mexicana, S.A. de C.V.,
                         Series A (ADR)                                               29,900
      19,150             Tubos de Acero de Mexico, S.A. de C.V. (ADR)                213,044
                                                                                ------------
                         TOTAL MEXICO (Cost: $5,724,393)                           5,617,205
                                                                                ------------

                         PANAMA (Cost: $163,690) (0.3%)
      4,110              Panamerican Beverages, Inc. (ADR)                           179,299
                                                                                ------------

                         PERU (2.7%)
     90,502              Cementos Lima, S.A., Class T                                125,462
    221,983              Cerveceria Backus y Johnston, S.A.                          224,749
     24,158              Compania de Minas Buenaventura, S. A.                       188,429
      4,936              Compania de Minas Buenaventura, S. A., Series B              42,094
      4,600              Compania de Minas Buenaventura, S.A. (ADR)                   77,050
    227,056              CPT - Telefonica del Peru, S.A., Series B                   482,759
      6,200              CPT - Telefonica del Peru, S.A. (ADR)                       127,875
     16,763              Credicorp, Limited (ADR)                                    293,353
                                                                                ------------
                         TOTAL PERU (Cost: $1,392,249)                             1,561,771
                                                                                ------------

** Non-income producing
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

        Number of
        Shares or
        Warrants         EQUITY SECURITIES                                         Value
      -------------      -----------------                                      ------------
                         PHILIPPINES (3.4%)
          136,200        Manila Electric Company                                     998,731
           29,200        Philippine National Bank                                    335,600
          174,400        San Miguel Corporation, Series B                            629,483
                                                                                ------------
                         TOTAL PHILIPPINES (Cost: $1,959,919)                      1,963,814
                                                                                ------------

                         POLAND (2.8%)
           13,491        Bank Rozwoju Exsportu, S.A.                                 399,936
           45,343        Electrim Spolka Akcyjna, S.A.                               378,301
           90,905        Mostostal Export, S.A.                                      230,756
           11,394        Powszechne Swiadectwo Udzialowe                             582,503
                                                                                ------------
                         TOTAL POLAND (Cost: $1,698,073)                           1,591,496
                                                                                ------------

                         PORTUGAL (2.0%)
           24,079        Corticeira Amorim                                           249,283
           18,600        Espirito Santo Financial Holding, S.A. (ADR)                225,525
            9,700        Portugal Telecom                                            252,162
           20,650        Soares da Costa                                             173,455
            8,800        Sonae Investments, Series A                                 257,850
                                                                                ------------
                         TOTAL PORTUGAL (Cost: $1,368,958)                         1,158,275
                                                                                ------------

                         RUSSIA (2.5%)
           13,406        AO Mosenergo Joint Stock Company (144A) (ADR)               377,044 *
           10,000        Gazprom (144A) (ADR)                                        186,250 *
            8,008        Lukoil Holdings (144A) (ADR)                                310,310 *
                8        Megionneftegaz (144A) (RDC)                                 256,000 *
               13        Rostelecom (144A) (RDC)                                     328,900 *
                                                                                ------------
                         TOTAL RUSSIA (Cost: $1,469,348)                           1,458,504
                                                                                ------------

                         SOUTH AFRICA (Cost: $40,800) (0.1%)
            2,000        DeBeers Consolidated Mines, Limited (ADR)                    59,000
                                                                                ------------

                         SOUTH KOREA (3.4%)
               60        Daewoo Corporation Warrants, expire 11/08/96                    300 **
           39,800        Korea Electric Power Corporation (New ADR)                  716,400
           38,000        Korea Exchange Bank                                         371,973
           11,800        L.G. Chemical, Limited (GDR)                                132,750
           35,200        Pohang Iron & Steel Company, Limited (ADR)                  730,400
                                                                                ------------
                         TOTAL SOUTH KOREA (Cost: $2,623,735)                      1,951,823
                                                                                ------------

*  Restricted security. (See Note 6)
** Non-income producing
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------

    Number of
     Shares              EQUITY SECURITIES                                         Value
   -----------           -----------------                                      ------------
                         TAIWAN (3.8%)
     36,400              Acer, Inc., Limited (GDR)                              $    254,800
     15,000              China Steel, Limited (GDR)                                  285,000
    100,600              R.O.C. Taiwan Fund, Limited                                 980,850
     58,900              The Taiwan Index Fund, Limited                              685,007
                                                                                ------------
                         TOTAL TAIWAN (Cost: $2,458,021)                           2,205,657
                                                                                ------------

                         THAILAND (4.2%)
     52,000              Bankok Bank, Public Company, Limited (Foreign
                         Registered)                                                 554,297
     62,000              PTT Exploration & Production, Public Company, Limited
                         (Foreign Registered)                                        889,289
     11,500              Siam Cement Company, Public Company, Limited
                         (Foreign Registered)                                        392,993
     77,000              Thai Farmer's Bank Public Company, Limited
                         (Foreign Registered)                                        588,431
      9,500              Thai Farmer's Bank Public Company, Limited
                         (Foreign Registered), Warrants, expire 11/09/02                 --- **
                                                                                ------------
                         TOTAL THAILAND (Cost: $2,487,670)                         2,425,010
                                                                                ------------

                         TURKEY (3.4%)
  8,574,000              Aksigorta                                                   275,377
  2,870,000              Arcelik A.S.                                                282,480
  4,030,000              Eczacibasi Yapi                                             150,311
    490,000              Ege Biracilik Ve Malt Sanayi                                152,300
    916,000              Kordsa Kord Bezi Sanayi Ve Ticaret A.S.                     360,630
    334,000              Migros Turk A.S.                                            335,661
  7,862,000              Turkiye Garanti Bankasi A.S.                                390,982
      6,971              Turkiye Garanti Bankasi A.S. (ADR)                           33,112
                                                                                ------------
                         TOTAL TURKEY (Cost: $2,090,299)                           1,980,853
                                                                                ------------

                         VIETNAM (Cost: $343,850) (0.4%)
     29,900              Lazard Vietnam Fund, Limited (Preference Shares)            209,300
                                                                                ------------

                         TOTAL COMMON STOCK (Cost: $47,516,251) (85.1%)           49,073,445
                                                                                ------------

** Non-income producing
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

    Number of
     Shares              PREFERRED STOCK                                           Value
   -----------           ---------------                                        ------------
                         BRAZIL (10.2%)
   49,188,282            Banco Bradesco, S.A.                                   $    419,275
      576,500            Banco Itau, S.A.                                            249,628
      270,000            Brasmotor, S.A.                                              91,690
    2,231,289            CENTRAIS ELETRICAS BRASILEIRAS, S.A., Series B
                         (ELETROBRAS)                                                722,992
    1,235,677            Companhia Cervejaria Brahma                                 763,506
      219,000            Companhia Cimento Portland Itau                              57,536
      354,000            COMPANHIA DE TECIDOS NORTE DE MINAS (COTEMINAS)             118,838
        4,400            COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (ADR)          139,150
       25,858            Companhia Vale do Rio Doce                                  535,930
       52,771            Industrias Klabin de Papel e Celulose, S.A.                  52,376
      200,000            Itausa - Investimentos Itau, S.A.                           157,634
    5,248,000            Petroleo Brasileiro, S.A.  (PETROBRAS)                      679,171
   20,467,492            Telecomunicacoes Brasileiras, S.A.  (TELEBRAS)            1,519,577
    1,441,700            Telecomunicacoes de Sao Paulo, S.A.  (TELESP)               263,734
   97,000,000            Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)        101,936
                                                                                ------------
                         TOTAL BRAZIL (Cost: $4,616,363)                           5,872,973
                                                                                ------------

                         SOUTH KOREA (Cost: $56,779) (0.1%)
          670            Samsung Electronics Company, Limited,
                         (Non-Voting Preferred Shares)                                46,985
                                                                                ------------

                         TOTAL PREFERRED STOCK (Cost: $4,673,142) (10.3%)          5,919,958
                                                                                ------------

                         TOTAL EQUITY SECURITIES (Cost: $52,189,393) (95.4%)      54,993,403
                                                                                ------------


See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------

    Principal
     Amount              CONVERTIBLE SECURITIES                                     Value
   -----------           ----------------------                                 ------------
                         INDIA (Cost: $274,000) (0.5%)
   $   274,000           Mahindra & Mahindra, Limited (144A), Convertible
                         Bond, 5%, due 07/09/01                                 $    284,960 *
                                                                                ------------

                         PHILIPPINES (Cost: $341,000) (0.5%)
       350,000           Bacnotan Consolidated Industries Inc., Convertible
                         Bond, 5.5%, due 06/21/04                                    304,500
                                                                                ------------

                         TAIWAN (0.8%)
        130,000          Far East Department Store, Limited, Convertible
                         Bond, 3%, due 07/06/02                                      139,100
        265,000          United Microelectric Corporation, Limited (144A),
                         Convertible Bond, 1.25%, due 08/06/04                       321,975 *
                                                                                ------------
                         TOTAL TAIWAN (Cost: $467,532)                               461,075
                                                                                ------------

                         TOTAL CONVERTIBLE SECURITIES (Cost: $1,082,532) (1.8%)    1,050,535
                                                                                ------------

                         SHORT-TERM INVESTMENTS (Cost: $1,365,989) (2.4%)
                         ------------------------------------------------

      1,365,989          Bank of New York Depositary Reserve, 4.4%,
                         due 11/01/96                                              1,365,989
                                                                                ------------

                         TOTAL INVESTMENTS (Cost: $54,637,914) (99.6%)            57,409,927

                         EXCESS OF OTHER ASSETS OVER LIABILITIES (0.4%)              229,291
                                                                                ------------

                         NET ASSETS (100%)                                      $ 57,639,218
                                                                                ------------
                                                                                ------------

* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Latin America Equity Fund
                                                                October 31, 1996

SCHEDULE OF INVESTMENTS
-----------------------

        Number of
         Shares          EQUITY SECURITIES                                         Value
      -------------      -----------------                                      ------------
                         COMMON STOCK
                         ------------
                         ARGENTINA (9.6% of Net Assets)
           173,630       Astra Compania Argentina de Petroleo, S.A.             $    312,566
            17,240       Banco Frances del Rio de la Plata, S.A. (ADR)               452,550
            19,297       Banco de Galicia y Buenos Aires, S.A. (ADR)                 349,758
            22,000       Compania Interamericana de Automoviles, S.A.                 98,570
           374,988       Compania Naviera Perez Companc, S.A.C.I.M.F.A.            2,381,412
            36,803       IRSA Inversiones y Representaciones, S.A.                   112,628
            58,916       Molinos Rio de la Plata, S.A.                               185,604
            13,060       Siderar, S.A. (144A) (ADR)                                  277,525 *
           284,800       Siderca, S.A., Series A                                     452,877
            19,400       Telecom Argentina STET - France Telecom, S.A.,
                         Series B                                                     73,242
             5,225       Telecom Argentina STET - France Telecom, S.A.,
                         Series B (ADR)                                              197,244
            23,540       Telefonica de Argentina, Sociedad Anonima,
                         Series B (ADR)                                              547,305
            16,455       TRANSPORTADORA  DE GAS DEL SUR, S.A. (ADR)                  191,289
            40,470       Yacimientos Petroliferos Fiscales Sociedad del Estado,
                         Series D (ADR)                                              920,693
                                                                                ------------
                         TOTAL ARGENTINA (Cost: $5,465,756)                        6,553,263
                                                                                ------------

                         BRAZIL (3.8%)
         3,035,033       CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)           942,080
        34,300,000       Companhia Paranaense de Energia  (COPEL)                    353,780
        20,000,000       Companhia Siderurgica Nacional                              496,254
         1,877,900       Light Participacoes, S.A.                                   295,472
            15,400       Multicanal Participacoes, S.A. (ADR)                        215,600
         5,200,000       Telecomunicacoes Brasileiras, S.A. (TELEBRAS)               316,746
                                                                                ------------
                         TOTAL BRAZIL (Cost: $2,482,450)                           2,619,932
                                                                                ------------

                         CHILE (13.9%)
            12,960       Banco BHIF (ADR)                                            233,280
            10,300       Chilectra, S.A. (144A) (ADR)                                552,338 *
            11,240       Chilgener, S.A. (ADR)                                       254,305
            13,600       Compania Cervecerias Unidas, S.A. (ADR)                     275,400
            10,240       Compania de Telecomunicaciones de Chile, S.A.,
                         Series A (ADR)                                            1,009,920
            30,500       Embotelladora Andina, S.A. (ADR)                          1,052,250
            34,400       Empresa Nacional de Electricidad, S.A. (ADR)                632,100
            43,432       Enersis, S.A. (ADR)                                       1,275,814
            20,280       Genesis Chile Fund, Limited                                 841,620
            24,700       Madeco, S.A. (ADR)                                          592,800
             9,013       Maderas y Sinteticos, S.A. (MASISA) (ADR)                   128,435
            25,725       Santa Isabel  (ADR)                                         723,516 **
            10,370       Sociedad Quimica y Minera de Chile, S.A., Series B (ADR)    596,275
           458,000       The Five Arrows Chile Investment Trust, Limited           1,339,650
                                                                                ------------
                         TOTAL CHILE (Cost: $9,415,446)                            9,507,703
                                                                                ------------

*  Restricted security. (See Note 6)
** Non-income producing
See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund

-----------------------------------

        Number of
         Shares          EQUITY SECURITIES                                         Value
      -------------      -----------------                                      ------------
                         COLOMBIA (2.6%)
           48,000        Almacenes Exito, S.A.                                  $    129,730
           71,885        Banco de Bogota                                             438,937
           16,870        Banco Industrial Colombiano  (ADR)                          312,095
           18,900        Cementos Diamante, S.A. (144A) (ADS)                        264,600 *
           30,828        Compania de Cemento Argos, S.A.                             166,638
           29,358        Compania Nacional de Chocolates, S.A.                       246,854
           11,000        Compania Suramericana de Seguros, S.A.                      203,704
                                                                                ------------
                         TOTAL COLOMBIA (Cost: $2,204,241)                         1,762,558
                                                                                ------------

                         MEXICO (26.9%)
           98,500        Apasco, S.A. de C.V.                                        604,825
          488,800        Cemex, S.A. de C.V., Series B                             1,770,216
        1,163,640        Cifra, S.A. de C.V., Series C                             1,501,941
           38,630        Corporacion Geo, S.A. de C.V., Series B                     174,271
           13,290        Corporacion Industrial San Luis, S.A. de C.V.                67,116
           98,300        DESC, S.A. de C.V., Series B                                485,341
           32,800        Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)      426,400
           40,200        Empresas La Moderna, S.A. de C.V. (ADR)                     723,600
          126,900        Fomento Economica Mexicano, S.A. de C.V., Series B          388,015
          188,300        GRUPO CARSO, S.A. de C.V., Series A1                        861,272 **
          144,100        Grupo Cementos Chihuahua, S.A. de C.V., Series B            162,519
          275,440        Grupo Financiero Inbursa, S.A. de C.V., Series B            897,424
          391,590        Grupo Industrial Alfa, S.A. de C.V., Series A             1,643,893
          118,600        Grupo Industrial Bimbo, S.A. de C.V., Series A              593,743
            9,858        Grupo Industrial Maseca, S.A. de C.V. (ADR)                 179,909
           83,700        Grupo Modelo, S.A. de C.V., Series C                        436,855
           36,040        Grupo Televisa, S.A. de C.V. (ADR)                          946,050
          134,700        Jugos del Valle, S.A. de C.V., Series B                     186,352 **
          108,800        Kimberly-Clark de Mexico, S.A. de C.V., Series A          2,113,283
          109,645        Telefonos de Mexico, S.A. de C.V. (ADR)                   3,344,173
           14,500        Transportacion Maritima Mexicana, S.A. de C.V.,
                         Series A (ADR)                                               83,375
           69,282        Tubos de Acero de Mexico, S.A. de C.V. (ADR)                770,761
                                                                                ------------
                         TOTAL MEXICO (Cost: $17,809,244)                         18,361,334
                                                                                ------------

                         PANAMA  (Cost:  $370,948) (0.6%)
            9,450        Panamerican Beverages, Inc. (ADR)                           412,256
                                                                                ------------

                         PERU (4.7%)
          242,000        Cementos Lima, S.A., Class T                                335,483
          426,449        Cerveceria Backus y Johnston, S.A., Class T                 431,763
           46,646        Compania de Minas Buenaventura, S.A.                        363,832
           11,661        Compania de Minas Buenaventura, S.A., Series B               99,445
           11,400        Compania de Minas Buenaventura, S.A. (ADR)                  190,950
          503,153        CPT - Telefonica del Peru, S.A., Series B                 1,069,787
            8,400        CPT - Telefonica del Peru, S.A. (ADR)                       173,250
           31,265        Credicorp, Limited (ADR)                                    547,138
                                                                                ------------
                         TOTAL PERU (Cost: $2,946,250)                             3,211,648
                                                                                ------------

*  Restricted security. (See Note 6)
** Non-income producing
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996

    Number of
     Shares              EQUITY SECURITIES                                         Value
   -----------           -----------------                                      ------------
                         VENEZUELA (1.1%)
       436,316           C.A. La Eletricidad de Caracas, S.A.C.A.               $    477,452
        17,500           Mavesa (144A)                                               109,375 *
        36,800           Siderurgica Venezolana Sivensa, Saica S.A.C.A. (ADR)        122,360
         2,509           Siderurgica Venezolana Sivensa, Saica S.A.C.A.,
                         Series B (144A) (ADR)                                         8,280 *
                                                                                ------------
                         TOTAL VENEZUELA (Cost:  $569,987)                           717,467
                                                                                ------------
                         TOTAL COMMON STOCK (Cost: $41,264,322) (63.2%)           43,146,161
                                                                                ------------

                         PREFERRED STOCK
                         ---------------
                         BRAZIL (35.9%)
        56,400           Aracruz Celulose, S.A. (ADR)                                451,200
   168,131,638           Banco Bradesco, S.A.                                      1,433,135
     1,203,700           Banco Itau, S.A.                                            521,209
     1,097,000           Brasmotor, S.A.                                             372,534
     7,601,180           CENTRAIS ELETRICAS BRASILEIRAS, S.A.,
                         Series B (ELETROBRAS)                                     2,462,969
     4,005,784           Companhia Cervejaria Brahma                               2,475,112
       403,000           Companhia Cimento Portland Itau                             105,877
     1,199,400           Companhia de Tecidos Norte de Minas, S.A. (COTEMINAS)       402,640
        14,300           COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (ADR)          452,238
        10,237           COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (144A) (ADR)   323,745 *
        91,442           Compania Vale do Rio Doce                                 1,895,217
       244,000           Industrias Klabin de Papel e Celulose, S.A.                 242,172
       813,000           Itausa - Investimentos Itau, S.A.                           640,780
    17,428,000           Petroleo Brasiliero, S.A. (PETROBRAS)                     2,255,448
    72,653,207           Refrigeracao Parana, S.A.                                   176,737
    63,145,257           Telecomunicacoes Brasileiras, S.A. (TELEBRAS)             4,688,122
        53,625           Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)       3,995,063
     5,803,800           Telecomunicacoes de Sao Paulo, S.A. (TELESP)              1,061,705
     7,040,000           Uniao de Bancos Brasileiros (UNIBANCO)                      195,232
   383,000,000           Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)        402,491
                                                                                ------------
                         TOTAL PREFERRED STOCK (Cost: $18,837,506)                24,553,626
                                                                                ------------

                         TOTAL EQUITY SECURITIES (Cost: $60,101,828) (99.1%)      67,699,787
                                                                                ------------

    Principal
      Amount             SHORT-TERM INVESTMENTS (Cost: $1,105,739) (1.6%)
   -----------           -----------------------------------------------
   $ 1,105,739           Bank of New York Depositary Reserve, 4.4%,
                         due 11/01/96                                              1,105,739
                                                                                ------------


                         TOTAL INVESTMENTS (Cost: $61,207,567) (100.7%)           68,805,526


                         EXCESS OF LIABILITIES OVER OTHER ASSETS (-0.7%)            (482,733)
                                                                                ------------


                         NET ASSETS (100%)                                      $ 68,322,793
                                                                                ------------
                                                                                ------------

* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------

                                                                                 TCW Galileo
                                                                                 Money Market
                                                                                     Fund
                                                                                --------------
ASSETS
        Investments, at Value (1)                                               $    233,669
        Receivables for Fund Shares Sold                                                 ---
        Receivables for Securities Sold                                                  ---
        Accrued Interest and Dividends Receivable                                      1,237
        Deferred Organization Costs                                                      ---
                                                                                ------------
                        Total Assets                                                 234,906
                                                                                ------------

LIABILITIES
        Payable for Fund Shares Redeemed                                                 ---
        Distributions Payable                                                          1,080
        Payable for Securities Purchased                                                 ---
        Management Fees and Other Accrued Expenses                                       155
                                                                                ------------
                        Total Liabilities                                              1,235
                                                                                ------------

NET ASSETS                                                                      $    233,671
                                                                                ------------
                                                                                ------------



NET ASSETS CONSIST OF:
        Paid-in Capital                                                         $    233,671
        Undistributed (Overdistributed) Net Realized
         Gain (Loss) on Investments and Foreign Currency Transactions                    ---
        Unrealized Appreciation (Depreciation) on Investments
         and Foreign Currency Translations                                               ---
        Undistributed (Overdistributed) Net Investment Income (Loss)                     ---
                                                                                ------------

NET ASSETS                                                                      $    233,671
                                                                                ------------
                                                                                ------------


CAPITAL SHARES OUTSTANDING                                                       233,671,103


NET ASSET VALUE PER SHARE                                                       $       1.00
                                                                                ------------
                                                                                ------------


(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo High Grade Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund at October 31, 1996, was $233,669, $24,449, $171,101,
$63,240, and $110,824, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1996

         TCW Galileo      TCW Galileo    TCW Galileo    TCW Galileo Long-Term
         High Grade       High Yield   Mortgage Backed    Mortgage Backed
     Fixed Income Fund    Bond Fund      Securities     Fund Securities Fund
     -----------------  -------------  ---------------  ---------------------
        $   24,852      $   174,837    $   61,657          $   112,092
               ---            6,700           ---                  ---
               ---            3,337            68                  220
               317            4,848           486                  707
                13               13            13                   16
        ----------      -----------    ----------          -----------
            25,182          189,735        62,224              113,035
        ----------      -----------    ----------          -----------



               ---               81           ---                  ---
               132            1,405           320                  675
               ---            4,233           ---                  ---
                44              201            69                  100
        ----------      -----------    ----------          -----------
               176            5,920           389                  775
        ----------      -----------    ----------          -----------
        $   25,006      $   183,815    $   61,835          $   112,260
        ----------      -----------    ----------          -----------
        ----------      -----------    ----------          -----------




        $   27,469      $   182,656    $   69,954          $   111,300

            (3,458)          (2,685)       (5,377)                 (96)

               403            3,736        (1,583)               1,268
               592              108        (1,159)                (212)
        ----------      -----------    ----------          -----------

        $   25,006      $   183,815    $   61,835          $   112,260
        ----------      -----------    ----------          -----------
        ----------      -----------    ----------          -----------


         2,647,256      $18,805,505     6,397,767           11,740,591
        ----------      -----------    ----------          -----------
        ----------      -----------    ----------          -----------


        $     9.45      $      9.77    $     9.67          $      9.56
        ----------      -----------    ----------          -----------
        ----------      -----------    ----------          -----------

-----------------------------------------------

                                                                                    TCW             TCW Galileo
                                                                                Galileo Core     Earnings Momentum
                                                                                 Equity Fund            Fund
                                                                                ------------     -----------------
ASSETS
        Investments, at Value (1)                                               $    230,789        $     76,642
        Receivables for Fund Shares Sold                                               1,858                 ---
        Receivables for Securities Sold                                                  669               1,806
        Accrued Interest and Dividends Receivable                                        175                  22
        Deferred Organization Costs                                                       13                   2
                                                                                ------------        ------------
                        Total Assets                                                 233,504              78,472
                                                                                ------------        ------------

LIABILITIES
        Payables for Fund Shares Redeemed                                                663                 ---
        Payables for Securities Purchased                                              1,353                 365
        Management Fees and Other Accrued Expenses                                       186                 113
                                                                                ------------        ------------
                        Total Liabilities                                              2,202                 478
                                                                                ------------        ------------

NET ASSETS                                                                      $    231,302        $     77,994
                                                                                ------------        ------------
                                                                                ------------        ------------


NET ASSETS CONSIST OF:
        Paid-in Capital                                                         $    168,043        $     60,742
        Undistributed (Overdistributed) Net Realized Gain (Loss)
         on Investments and Foreign Currency Transactions                              2,814               6,437
        Unrealized Appreciation (Depreciation) on Investments
         and Foreign Currency Translations                                            60,170              11,591
        Undistributed (Overdistributed) Net Investment Income (Loss)                     275                (776)
                                                                                ------------        ------------

NET ASSETS                                                                      $    231,302        $     77,994
                                                                                ------------        ------------
                                                                                ------------        ------------


CAPITAL SHARES OUTSTANDING                                                        14,516,490           5,993,968
                                                                                ------------        ------------
                                                                                ------------        ------------


NET ASSET VALUE PER SHARE                                                       $      15.93        $      13.01
                                                                                ------------        ------------
                                                                                ------------        ------------


(1) The identified cost for the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund and the TCW Galileo Latin America Equity Fund at October 31, 1996 was $170,619, $65,051, $72,869, $86,582, $42,799, $54,638, and $61,208,
respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1996



          TCW Galileo          TCW Galileo        TCW Galileo         TCW Galileo         TCW Galileo
            Mid-Cap             Small Cap        Asia Pacific      Emerging Markets      Latin America
          Growth Fund          Growth Fund       Equity Fund              Fund            Equity Fund
          -----------         ------------       ------------      ----------------      -------------
          $    92,795         $    130,288        $    48,820         $    57,410         $    68,806
                  ---                  ---                ---                 ---                  45
                  ---                2,692                 96                 507                 ---
                   17                   25                 55                  59                  42
                    2                    5                  4                   5                  13
          -----------         ------------        -----------         -----------         -----------
               92,814              133,010             48,975              57,981              68,906
          -----------         ------------        -----------         -----------         -----------



                  250                   15                456                 ---                 ---
                  ---                  374                152                 222                 444
                  134                  177                101                 120                 139
          -----------         ------------        -----------         -----------         -----------
                  384                  566                709                 342                 583
          -----------         ------------        -----------         -----------         -----------
          $    92,430         $    132,444        $    48,266         $    57,639         $    68,323
          -----------         ------------        -----------         -----------         -----------
          -----------         ------------        -----------         -----------         -----------


          $    75,424         $     88,386        $    42,035         $    63,830         $    91,299

               (2,649)               1,694               (122)             (9,522)            (31,534)

               19,926               43,706              6,021               2,772               7,598
                 (271)              (1,342)               332                 559                 960
          -----------         ------------        -----------         -----------         -----------

          $    92,430         $    132,444        $    48,266         $    57,639         $    68,323
          -----------         ------------        -----------         -----------         -----------
          -----------         ------------        -----------         -----------         -----------

           10,060,381            7,712,966          5,022,526           7,047,564           6,828,623
          -----------         ------------        -----------         -----------         -----------
          -----------         ------------        -----------         -----------         -----------

          $      9.19         $      17.17        $      9.61         $      8.18         $     10.01
          -----------         ------------        -----------         -----------         -----------
          -----------         ------------        -----------         -----------         -----------

STATEMENTS OF OPERATIONS
------------------------

                                                                      TCW Galileo
                                                                      Money Market
                                                                         Fund
                                                                      ------------
INVESTMENT INCOME
    Income:
      Interest                                                        $      9,902
                                                                      ------------
        Expenses:
           Management Fees                                                     455
           Custodian Fees                                                       31
           Registration Fees                                                    39
           Transfer Agent Fees                                                  45
           Directors' Fees and Expenses                                          9
           Audit and Tax Fees                                                   27
           Accounting Service Fees                                             182
           Amortization of Deferred Organization Costs                          --
           Other                                                                 5
                                                                      ------------
        Total Expenses                                                         793
        Less Expenses Borne by Investment Adviser                               65
                                                                      ------------
        Net Expenses                                                           728
                                                                      ------------
        Net Investment Income                                                9,174
                                                                      ------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY

        Net Realized Gain (Loss) on Investments and
         Foreign Currency Transactions During the Year                          --
        Change in Unrealized Appreciation (Depreciation)
         on Investments and Foreign Currency
         Translations During the Year                                           --
                                                                      ------------
        Net Realized and Unrealized Gain (Loss) on Investments
         and Foreign Currency During the Year                                   --
                                                                      ------------


INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                           $      9,174
                                                                      ------------
                                                                      ------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1996

         TCW Galileo       TCW Galileo        TCW Galileo       TCW Galileo Long-Term
       High Grade Fixed    High Yield       Mortgage Backed       Mortgage Backed
         Income Fund        Bond Fund       Securities Fund       Securities Fund
       ----------------    -----------     ---------------      ---------------------
       $     2,102         $   12,518      $      4,470           $      6,471
       -----------         ----------      ------------           ------------

               127                928               373                    413
                 5                 13                11                      9
                 1                 30                 1                      8
                32                 42                33                     36
                 9                  9                 9                      9
                14                 14                18                     19
                35                 35                35                     35
                10                 10                10                     10
                10                 37                21                     20
       -----------         ----------      ------------           ------------
               243              1,118               511                    559
               ---                ---               ---                    ---
       -----------         ----------      ------------           ------------
               243              1,118               511                    559
       -----------         ----------      ------------           ------------
             1,859             11,400             3,959                  5,912
       -----------         ----------      ------------           ------------


               165             (1,228)             (861)                   466

              (887)             2,582             2,487                    827
       -----------         ----------      ------------           ------------


              (722)             1,354             1,626                  1,293
       -----------         ----------      ------------           ------------


       $     1,137         $   12,754      $      5,585           $      7,205
       -----------         ----------      ------------           ------------
       -----------         ----------      ------------           ------------

-----------------------------------

                                                        TCW                TCW Galileo
                                                    Galileo Core         Earnings Momentum
                                                     Equity Fund              Fund
                                                   --------------        -----------------
INVESTMENT INCOME

  Income:
    Dividends                                       $       1,948          $            92
    Interest                                                  115                      141
                                                    -------------          ---------------
      Total                                                 2,063                      233
                                                    -------------          ---------------

  Expenses:
    Management Fees                                         1,549                      742
    Custodian Fees                                             17                       21
    Registration Fees                                         ---                      ---
    Transfer Agent Fees                                        43                       24
    Directors' Fees and Expenses                                9                        9
    Audit and Tax Fees                                         14                       14
    Accounting Service Fees                                    35                       35
    Amortization of Deferred
     Organization Costs                                        10                        1
    Other                                                       7                      ---
                                                    -------------          ---------------
  Total Expenses                                            1,684                      846
  Less Expenses Borne by
  Investment Adviser                                          ---                        5
                                                    -------------          ---------------
  Net Expenses                                              1,684                      841
                                                    -------------          ---------------
  Net Investment Income (Loss)                                379                     (608)
                                                    -------------          ---------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY

  Net Realized Gain (Loss) on
   Investments and Foreign Currency
   Transactions During the Year                            11,808                    6,438
  Change in Unrealized Appreciation
   (Depreciation) on Investments and
   Foreign Currency Translations During
   the Year                                                19,564                    2,416
                                                    -------------          ---------------
  Net Realized and Unrealized Gain
   (Loss) on Investments and Foreign
   Currency During the Year                                31,372                    8,854
                                                    -------------          ---------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $      31,751          $         8,246
                                                    -------------          ---------------
                                                    -------------          ---------------



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1996

                   TCW Galileo           TCW Galileo          TCW Galileo           TCW Galileo            TCW Galileo
                     Mid-Cap             Small Cap           Asia Pacific         Emerging Markets        Latin America
                  Growth Fund/(2)/       Growth Fund          Equity Fund               Fund               Equity Fund
                  ----------------      ------------        -------------         ----------------       --------------
                  $        114         $        113          $        926/(1)/    $      1,043/(1)/      $      1,515/(1)/
                            21                  298                    93                  165                     58
                  ------------         ------------          ------------         ------------           ------------
                           135                  411                 1,019                1,208                  1,573
                  ------------         ------------          ------------         ------------           ------------


                           338                1,101                   490                  541                    614
                             6                   25                   120                  132                    154
                            29                   16                     1                    1                      7
                            14                   37                    25                   25                     30
                             5                    9                     9                    9                      9
                            17                   14                    14                   14                     14
                            15                   35                    35                   35                     35
                           ---                    2                     3                    2                     10
                             4                   11                     2                    6                     12
                  ------------         ------------          ------------         ------------           ------------
                           428                1,250                   699                  765                    885
                            22                  ---                   ---                  ---                    ---
                  ------------         ------------          ------------         ------------           ------------
                           406                1,250                   699                  765                    885
                  ------------         ------------          ------------         ------------           ------------
                          (271)                (839)                  320                  443                    688
                  ------------         ------------          ------------         ------------           ------------


                        (2,649)               1,368                 1,060                 (902)                (3,423)


                        (2,861)              22,379                 3,103                6,769                 14,716
                  ------------         ------------          ------------         ------------           ------------

                        (5,510)              23,747                 4,163                5,867                 11,293
                  ------------         ------------          ------------         ------------           ------------

                  $     (5,781)        $     22,908          $      4,483         $      6,310           $     11,981
                  ------------         ------------          ------------         ------------           ------------
                  ------------         ------------          ------------         ------------           ------------


(1)  Net of foreign taxes withheld of $74, $87 and $120 for TCW Galileo
     Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund and TCW Galileo Latin America Equity Fund, respectively.

(2) For the period June 3, 1996 (commencement of operations) through October 31, 1996.

TCW Galileo Money Market Fund
-----------------------------

                                                     Dollar Amounts in Thousands



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                     Year Ended            Year Ended
                                                  October 31, 1996      October 31, 1995
                                                  ----------------      ----------------
OPERATIONS

  Net Investment Income                            $         9,174       $         6,660
                                                   ---------------       ---------------


DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment
   Income                                                   (9,174)               (6,660)
                                                   ---------------       ---------------


CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (1,034,355,297 shares in 1996 and
   666,989,130 shares in 1995)                           1,034,355               666,989
  Proceeds from Shares Issued upon
   Reinvestment of Dividends (4,792,741
   shares in 1996 and 4,274,516
   shares in 1995)                                           4,793                 4,274
  Cost of Shares Redeemed
   (891,779,229 shares in 1996 and
   709,352,932 shares in 1995)                           (891,779)              (709,353)
                                                   ---------------       ---------------
  Increase (Decrease) in Net Assets
   Resulting from Capital Share
   Transactions                                            147,369               (38,090)
                                                   ---------------       ---------------
  Increase (Decrease) in Net Assets                        147,369               (38,090)


NET ASSETS

  Beginning of Year                                         86,302               124,392
                                                   ---------------       ---------------
  End of Year                                      $       233,671       $        86,302
                                                   ---------------       ---------------
                                                   ---------------       ---------------

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo High Grade Fixed Income Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                             Year Ended      Year Ended
                                                            Oct. 31, 1996  Oct. 31, 1995
                                                            -------------  -------------
OPERATIONS

        Net Investment Income                               $     1,859    $     2,285
        Net Realized Gain (Loss) on Investments and
         Foreign Currency Transactions                              165         (1,514)
        Change in Unrealized Appreciation (Depreciation) on
         Investments and Foreign Currency Translations             (887)         3,904
                                                            -----------    -----------
        Increase in Net Assets Resulting from Operations          1,137          4,675
                                                            -----------    -----------


DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment Income                 (1,844)        (2,147)
                                                            -----------    -----------


CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (1,277,842 shares in 1996 and 2,119,508 shares
         in 1995)                                                12,275         19,224
        Proceeds from Shares Issued upon Reinvestment
         of Dividends (169,477 shares in 1996 and 189,055
         shares in 1995)                                          1,595          1,718
        Cost of Shares Redeemed
         (2,570,171 shares in 1996 and 4,148,031
         shares in 1995)                                        (24,393)       (37,387)
                                                            -----------    -----------
        (Decrease) in Net Assets Resulting from
         Capital Share Transactions                             (10,523)       (16,445)
                                                            -----------    -----------
        (Decrease) in Net Assets                                (11,230)       (13,917)


NET ASSETS

        Beginning of Year                                        36,236         50,153
                                                            -----------    -----------
        End of Year                                         $    25,006    $    36,236
                                                            -----------    -----------
                                                            -----------    -----------

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                    Year Ended          Year Ended
                                                  Oct. 31, 1996       Oct. 31, 1995
                                                  -------------       -------------
OPERATIONS
        Net Investment Income                     $     11,400        $      9,064
        Net Realized (Loss) on Investments              (1,228)             (1,241)
        Change in Unrealized Appreciation
         on Investments                                  2,582               5,286
                                                  ------------        ------------
        Increase in Net Assets Resulting
         from Operations                                12,754              13,109
                                                  ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment Income       (11,413)             (9,725)
                                                  ------------        ------------


CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (13,695,295 shares in 1996 and 4,675,533
         shares in 1995)                               132,706              44,410
        Proceeds from Shares Issued upon
         Reinvestment of Dividends (795,733 shares
         in 1996 and 753,663 shares in 1995)             7,704               7,155
        Cost of Shares Redeemed
         (5,199,280 shares in 1996 and 5,518,004
         shares in 1995)                               (50,588)            (52,874)
                                                  ------------        ------------
        Increase (Decrease) in Net Assets
         Resulting from Capital Share
         Transactions                                   89,822              (1,309)
                                                  ------------        ------------
        Increase in Net Assets                          91,163               2,075


NET ASSETS

        Beginning of Year                               92,652              90,577
                                                  ------------        ------------
        End of Year                               $    183,815        $     92,652
                                                  ------------        ------------
                                                  ------------        ------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                        Year Ended          Year Ended
                                                       Oct. 31, 1996       Oct. 31, 1995
                                                       -------------       -------------
OPERATIONS

        Net Investment Income                          $       3,959       $       7,031
        Net Realized (Loss) on Investments                      (861)             (4,070)
        Change in Unrealized Appreciation
         on Investments                                        2,487               6,177
                                                       -------------       -------------
        Increase in Net Assets Resulting
         from Operations                                       5,585               9,138
                                                       -------------       -------------


DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment
         Income                                               (3,794)             (7,576)
        Distributions in Excess of Net
         Investment Income                                    (1,159)               (165)
                                                       -------------       -------------
                Total Distributions to
                 Shareholders                                 (4,953)             (7,741)
                                                       -------------       -------------

CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (5,564,984 shares in 1996 and
         1,303,201 shares in 1995)                            53,480              12,379
        Proceeds from Shares Issued upon
         Reinvestment of Dividends (453,325
         shares in 1996 and 779,171 shares in 1995)            4,350               7,325
        Cost of Shares Redeemed
         (8,115,490 shares in 1996 and 7,928,897
         shares in 1995)                                     (77,993)            (74,683)
                                                       -------------       -------------
        (Decrease) in Net Assets Resulting from
         Capital Share Transactions                          (20,163)            (54,979)
                                                       -------------       -------------
        (Decrease) in Net Assets                             (19,531)            (53,582)


NET ASSETS

        Beginning of Year                                     81,366             134,948
                                                       -------------       -------------
        End of Year                                    $      61,835       $      81,366
                                                       -------------       -------------
                                                       -------------       -------------


See accompanying Notes to Financial Statements.

TCW Galileo Long-Term Mortgage Backed Securities Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       Year Ended          Year Ended
                                                     Oct. 31, 1996       Oct. 31, 1995
                                                     -------------       -------------
OPERATIONS

        Net Investment Income                        $       5,912       $       5,561
        Net Realized Gain (Loss) on
          Investments                                          466                (531)
        Change in Unrealized Appreciation
          on Investments                                       827               6,062
                                                     -------------       -------------
        Increase in Net Assets Resulting
          from Operations                                    7,205              11,092
                                                     -------------       -------------


DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment
          Income                                            (5,934)             (6,263)
        Distributions in Excess of Net
          Investment Income                                   (212)                ---
                                                     -------------       -------------
                Total Distributions to
                  Shareholders                              (6,146)             (6,263)
                                                     -------------       -------------



CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (5,357,272 shares in 1996 and 1,550,163
         shares in 1995)                                    50,184              14,209
        Proceeds from Shares Issued upon
         Reinvestment of Dividends (570,644 shares
         in 1996 and 681,560 shares in 1995)                 5,384               6,205
        Cost of Shares Redeemed
         (2,572,042 shares in 1996 and 1,293,849
         shares in 1995)                                   (24,526)            (11,716)
                                                     -------------       -------------
        Increase in Net Assets Resulting from
         Capital Share Transactions                         31,042               8,698
                                                     -------------       -------------
        Increase in Net Assets                              32,101              13,527


NET ASSETS

        Beginning of Year                                   80,159              66,632
                                                     -------------       -------------
        End of Year                                  $     112,260       $      80,159
                                                     -------------       -------------
                                                     -------------       -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Core Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                    Year Ended          Year Ended
                                                  Oct. 31, 1996       Oct. 31, 1995
                                                  -------------       -------------
OPERATIONS

        Net Investment Income                     $         379       $         781
        Net Realized Gain (Loss) on Investments          11,808              (5,733)
        Change in Unrealized Appreciation on
          Investments                                    19,564              33,993
                                                  -------------       -------------
        Increase in Net Assets Resulting
          from Operations                                31,751              29,041
                                                  -------------       -------------


DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment Income           (722)               (543)
                                                  -------------       -------------

CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (3,809,396 shares in 1996 and 7,935,518
         shares in 1995)                                 57,075              94,454
        Proceeds from Shares Issued upon Reinvest-
         ment of Dividends (39,376 shares in
         1996 and 40,364 shares in 1995)                    539                 437
        Cost of Shares Redeemed
         (3,778,090 shares in 1996 and 5,300,160
         shares in 1995)                                (55,062)            (61,790)
                                                  -------------       -------------
        Increase in Net Assets Resulting from
         Capital Share Transactions                       2,552              33,101
                                                  -------------       -------------
        Increase in Net Assets                           33,581              61,599


NET ASSETS

        Beginning of Year                               197,721             136,122
                                                  -------------       -------------
        End of Year                               $     231,302       $     197,721
                                                  -------------       -------------
                                                  -------------       -------------

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                    Year Ended          Year Ended
                                                  Oct. 31, 1996       Oct. 31, 1995
                                                  -------------       -------------
OPERATIONS

        Net Investment (Loss)                     $        (608)      $        (146)
        Net Realized Gain on Investments                  6,438                 368
        Change in Unrealized Appreciation
          on Investments                                  2,416               7,003
                                                  -------------       -------------
        Increase in Net Assets Resulting
          from Operations                                 8,246               7,225
                                                  -------------       -------------


DISTRIBUTIONS TO SHAREHOLDERS

        Distributions in Excess of
          Net Investment Income                              --                 (22)
        Distributions From Net Realized Gains              (369)                 --
                                                  -------------       -------------
                Total Distributions to
                  Shareholders                             (369)                (22)
                                                  -------------       -------------

CAPITAL SHARE TRANSACTIONS

        Shares Issued upon exchange of Limited
          Partnership Interests (4,059,985 shares
          in 1995)                                           --             40,600
        Proceeds from Shares Sold
          (1,440,632 shares in 1996 and 3,047,975
          shares in 1995)                                19,079              31,464
        Proceeds from Shares Issued upon
         Reinvestment of Dividends
         (26,564 shares in 1996 and 2,265 shares
         in 1995)                                           357                  21
        Cost of Shares Redeemed
         (1,002,762 shares in 1996 and 1,580,691
         shares in 1995)                                (12,730)            (15,877)
                                                  -------------       -------------
        Increase in Net Assets Resulting from
         Capital Share Transactions                       6,706              56,208
                                                  -------------       -------------
        Increase in Net Assets                           14,583              63,411


NET ASSETS

        Beginning of Year                                63,411                  --
                                                  -------------       -------------
        End of Year                               $      77,994      $       63,411
                                                  -------------       -------------
                                                  -------------       -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mid-Cap Growth Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                     June 3, 1996
                                                                   (Commencement of
                                                                  Operations) through
                                                                    October 31, 1996
                                                                  -------------------
OPERATIONS

        Net Investment (Loss)                                       $       (271)
        Net Realized (Loss) on Investments                                (2,649)
        Change in Unrealized (Depreciation) on Investments                (2,861)
                                                                    ------------
        (Decrease) in Net Assets Resulting from Operations                (5,781)
                                                                    ------------


CAPITAL SHARE TRANSACTIONS

        Shares Issued upon Exchange of Limited Partnership
         Interests (6,603,028 shares) (Note 1)                            66,030
        Proceeds from Shares Sold (3,972,481 shares)                      36,973
        Cost of Shares Redeemed (515,128 shares)                          (4,792)
                                                                    ------------
        Increase in Net Assets Resulting from
         Capital Share Transactions                                       98,211
                                                                    ------------
        Increase in Net Assets                                            92,430


NET ASSETS

        Beginning of Period                                                 ---
                                                                    ------------
        End of Period                                               $     92,430
                                                                    ------------
                                                                    ------------

See accompanying Notes to Financial Statements.

TCW Galileo Small-Cap Growth Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                       Year Ended          Year Ended
                                                                     Oct. 31, 1996       Oct. 31, 1995
                                                                     -------------       -------------
OPERATIONS

        Net Investment (Loss)                                        $        (839)      $        (268)
        Net Realized Gain on Investments                                     1,368               4,011
        Change in Unrealized Appreciation
          on Investments                                                    22,379              13,475
                                                                     -------------       -------------
        Increase in Net Assets Resulting
          from Operations                                                   22,908              17,218
                                                                     -------------       -------------

DISTRIBUTION TO SHAREHOLDERS
        Distributions from Net Investment Income                               (98)                ---
        Distributions from Net Realized Gains                               (1,514)             (2,137)
                                                                     -------------       -------------
                Total Distributions to Shareholders                         (1,612)             (2,137)
                                                                     -------------       -------------

CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (3,841,344 shares in 1996 and 1,983,967 shares in 1995)            62,195              23,244
        Proceeds from Shares Issued upon Reinvestment of Dividends
         (109,774 shares in 1996 and 163,629 shares in 1995)                 1,531               2,073
        Cost of Shares Redeemed
         (1,121,510 shares in 1996 and 2,704,761 shares in 1995)           (18,634)            (25,431)
                                                                     -------------       -------------
        Increase (Decrease) in Net Assets Resulting from
         Capital Share Transactions                                         45,092                (114)
                                                                     -------------       -------------
        Increase in Net Assets                                              66,388              14,967


NET ASSETS

        Beginning of Year                                                   66,056              51,089
                                                                     -------------       -------------
        End of Year                                                  $     132,444       $      66,056
                                                                     =============       =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Asia Pacific Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                      Year Ended          Year Ended
                                                                    Oct. 31, 1996       Oct. 31, 1995
                                                                    -------------       -------------
OPERATIONS

        Net Investment Income                                       $         320       $         328
        Net Realized Gain (Loss) on Investments and
         Foreign Currency Transactions                                      1,060                (612)
        Change in Unrealized Appreciation (Depreciation) on
         Investments and Foreign Currency Translations                      3,103              (5,846)
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets Resulting from Operations         4,483              (6,130)
                                                                    -------------       -------------


DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment Income                             (242)               (218)
        Distributions from Net Realized Gains                                 ---                (676)
        Distributions in Excess of Net Realized Gains                         ---              (1,182)
                                                                    -------------       -------------
                Total Distributions to Shareholders                          (242)             (2,076)
                                                                    -------------       -------------


CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (1,653,606 shares in 1996 and 1,755,040 shares in 1995)           15,972              15,396
        Proceeds from Shares Issued Upon Reinvestment of Dividends
         (24,113 shares in 1996 and 234,996 shares in 1995)                   232               2,014
        Cost of Shares Redeemed
         (2,040,994 shares in 1996 and 1,905,568 shares in 1995)          (18,888)            (16,514)
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets Resulting from
         Capital Share Transactions                                        (2,684)                896
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets                                   1,557              (7,310)


NET ASSETS

        Beginning of Year                                                  46,709              54,019
                                                                    -------------       -------------
        End of Year                                                 $      48,266       $      46,709
                                                                    -------------       -------------
                                                                    -------------       -------------

See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                      Year Ended          Year Ended
                                                                    Oct. 31, 1996       Oct. 31, 1995
                                                                    -------------       -------------
OPERATIONS

        Net Investment Income                                       $         443       $         298
        Net Realized (Loss) on Investments and
         Foreign Currency Transactions                                       (902)             (7,843)
        Change in Unrealized Appreciation (Depreciation) on
         Investments and Foreign Currency Translations                      6,769             (11,550)
                                                                    -------------       -------------
        Increase in Net Assets Resulting from Operations                    6,310              19,095
                                                                    -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment Income                             (151)                ---
                                                                    -------------       -------------

CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (2,488,039 shares in 1996 and 2,180,661 shares in 1995)           20,122              17,546
        Proceeds from Shares Issued Upon Reinvestment of Dividends
         (17,923 shares in 1996)                                              135                 ---
        Cost of Shares Redeemed
         (2,676,057 shares in 1996 and 2,181,253 shares in 1995)          (20,650)            (16,790)
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets Resulting from
         Capital Share Transactions                                          (393)                756
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets                                   5,766             (18,339)


NET ASSETS

        Beginning of Year                                                  51,873              70,212
                                                                    -------------       -------------
        End of Year                                                $       57,639      $       51,873
                                                                    -------------       -------------
                                                                    -------------       -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Latin America Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                      Year Ended          Year Ended
                                                                    Oct. 31, 1996       Oct. 31, 1995
                                                                    -------------       -------------
OPERATIONS

        Net Investment Income                                       $         688       $         356
        Net Realized (Loss) on Investments and
         Foreign Currency Transactions                                     (3,423)            (27,909)
        Change in Unrealized Appreciation (Depreciation) on
         Investments and Foreign Currency Translations                     14,716             (21,001)
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets Resulting from Operations        11,981             (48,554)
                                                                    -------------       -------------


DISTRIBUTIONS TO SHAREHOLDERS

        Distributions from Net Investment Income                             (192)                ---
        Distributions in Excess of Net Realized Gains                         ---              (9,447)
                                                                    -------------       -------------
                Total Distributions to Shareholders                          (192)             (9,447)
                                                                    -------------       -------------


CAPITAL SHARE TRANSACTIONS

        Proceeds from Shares Sold
         (3,090,695 shares in 1996 and 467,985 shares in 1995)             27,546               4,319
        Proceeds from Shares Issued upon Reinvestment of Dividends
         (5,047 shares in 1996 and 867,090 shares in 1995)                     43               8,922
        Cost of Shares Redeemed
         (1,181,839 shares in 1996 and 4,601,924 shares in 1995)           (9,997)            (38,908)
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets Resulting from
         Capital Share Transactions                                        17,592             (25,667)
                                                                    -------------       -------------
        Increase (Decrease) in Net Assets                                  29,381             (83,668)
                                                                    -------------       -------------

NET ASSETS

        Beginning of Year                                                  38,942             122,610
                                                                    -------------       -------------
        End of Year                                                 $      68,323       $      38,942
                                                                    -------------       -------------
                                                                    -------------       -------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-----------------------------

Note 1 -  Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of twelve no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund and TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified bond funds (the TCW Galileo High Grade Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund) and seven non-diversified equity funds (the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Latin America Equity Fund) currently offered by the Company. The TCW Galileo Mid-Cap Growth Fund commenced operations on June 3, 1996, resulting from the exchange of limited partnership interest. The assets and liabilities were transferred at historical cost from the limited partnership to the Fund on June 3, 1996 and the fair value of which was exchanged for shares of common stock of the Fund. The transfer was treated as a tax-free exchange in accordance with the Internal Revenue Code.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo High Grade Fixed Income Fund seeks capital appreciation and income through investment principally in high grade fixed income securities emphasizing high quality and liquid investments; (3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Core Equity Fund emphasizes capital appreciation and preservation with focus on long-term results; (7) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (8) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (9) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (10) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (11) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; and (12) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities. Effective November 1, 1996, the TCW Galileo High Grade Fixed Income Fund was named TCW Galileo Core Fixed Income Fund.



Note 2 - Significant Accounting Policies

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996


Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity method. The TCW Galileo High Yield Bond Fund recognizes as interest income discounts on securities purchased at the time the security is sold. The TCW Galileo High Grade Fixed Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method. TCW Galileo High Grade Fixed Income Fund amortizes premiums as a reduction to interest for securities purchased in excess of par value on a constant yield to maturity amortization method. For all other Funds, premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the period.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Funds have not entered into any forward foreign currency contracts during the year ended October 31, 1996.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collaterialized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 1996.

----------------------------------------

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the fiscal year ended October 31, 1996.

Deferred Organization Costs: For those Funds which commenced operations during 1993, organization costs of $50,000 per Fund have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organization costs of $10,000 per Fund for the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund and the TCW Galileo Emerging Markets Fund have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organizational costs of approximately $3,800 and $2,200 for the TCW Galileo Earnings Momentum Fund and TCW Galileo Mid-Cap Growth Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five year period from the commencement of operations.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,007 shares of common stock (one share each of the TCW Galileo Money Market Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, TCW Galileo Long-Term Mortgage Backed Securities Fund and the TCW Galileo Mid-Cap Growth Fund, and 2,000 shares each of the other five Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Expense Allocation: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

Dividends and Distributions: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. It is the policy of the equity funds to declare and pay, or reinvest, dividends from net investment income annually and the bond funds to declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1996


Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.


Note 3 -- Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1996, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:


                                              TCW                   TCW                   TCW                  TCW
                                          Galileo High           Galileo                Galileo         Galileo Long-Term
                                          Grade Fixed           High Yield          Mortgage Backed      Mortgage Backed
                                          Income Fund            Bond Fund          Securities Fund      Securities Fund
                                        --------------         ------------         ---------------     -----------------
Unrealized Appreciation                 $     480,064          $  4,845,460           $    519,613        $  2,574,814

Unrealized (Depreciation)                    (100,160)           (1,130,105)            (2,102,984)         (1,307,057)
                                        -------------          ------------           ------------        ------------
Net Unrealized Appreciation
 (Depreciation)                         $     379,904          $  3,715,355           $ (1,583,371)       $  1,267,757
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------

Cost of Investments for Federal
 Income Tax Purposes                    $  24,472,560          $171,121,536           $ 63,239,984        $110,824,44
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------



                                               TCW             TCW Galileo            TCW Galileo          TCW Galileo
                                         Galileo Core            Earnings                Mid-Cap             Small Cap
                                          Equity Fund          Momentum Fund           Growth Fund          Growth Fund
                                        --------------         -------------         --------------      ----------------
Unrealized Appreciation                 $  62,176,205          $ 16,733,281           $ 21,978,300        $ 49,081,082

Unrealized (Depreciation)                  (2,008,138)           (5,142,184)            (2,052,260)         (5,434,041)
                                        -------------          ------------           ------------        ------------
Net Unrealized Appreciation             $  60,168,067          $ 11,591,097           $ 19,926,040        $ 43,647,041
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------

Cost of Investments for Federal
 Income Tax Purposes                    $ 170,620,852          $ 65,051,220           $ 72,868,525        $ 86,640,535
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------



                                          TCW Galileo           TCW Galileo           TCW Galileo
                                         Asia Pacific             Emerging           Latin America
                                          Equity Fund           Markets Fund          Equity Fund
                                        --------------         -------------         --------------
Unrealized Appreciation                 $   8,257,817          $ 14,427,705           $ 10,458,425

Unrealized (Depreciation)                  (2,244,420)          (11,723,375)            (2,926,401)
                                        -------------          ------------           ------------

Net Unrealized Appreciation             $   6,013,397          $  2,704,330           $  7,532,024
                                        -------------          ------------           ------------
                                        -------------          ------------           ------------

Cost of Investments for Federal
 Income Tax Purposes                    $  42,806,450          $ 54,705,597           $ 61,303,202
                                        -------------          ------------           ------------
                                        -------------          ------------           ------------

----------------------------------------

At October 31, 1996, the following Funds had net realized loss carryforwards for federal income tax purposes:

                                                                            Expiring in
                                                    ------------------------------------------------------------
                                                         2002                   2003                   2004
                                                    --------------          -------------          -------------
TCW Galileo High Grade Fixed Income Fund            $ 1,977,000             $   203,000            $       ---
TCW Galileo High Yield Bond Fund                        243,700               1,213,000              1,228,000
TCW Galileo Mortgage Backed Securities Fund             446,000               4,070,000                861,000
TCW Galileo Long-Term Mortgage
  Backed Securities Fund                                    ---                 109,000                109,000
TCW Galileo Mid-Cap Growth Fund                             ---                     ---              2,649,000
TCW Galileo Emerging Markets Fund                       483,600               7,490,000                902,000
TCW Galileo Latin America Equity Fund                       ---              26,437,000              3,423,000


Note 4 - Investment Advisory and Accounting Service Fees

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

TCW Galileo Money Market Fund                                              0.25%
TCW Galileo High Grade Fixed Income Fund                                   0.40%
TCW Galileo High Yield Bond Fund                                           0.75%
TCW Galileo Mortgage Backed Securities Fund                                0.50%
TCW Galileo Long-Term Mortgage Backed Securities Fund                      0.50%
TCW Galileo Core Equity Fund                                               0.75%
TCW Galileo Earnings Momentum Fund                                         1.00%
TCW Galileo Small Cap Growth Fund                                          1.00%
TCW Galielo Mid-Cap Growth Fund                                            1.00%
TCW Galileo Asia Pacific Equity Fund                                       1.00%
TCW Galileo Emerging Markets Fund                                          1.00%
TCW Galileo Latin America Equity Fund                                      1.00%

The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each equity and bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Money Market Fund and the TCW Galileo Mid-Cap Growth Fund are limited to 0.40% and 1.20% of the Fund's daily net assets, respectively. The ordinary operating expenses of the TCW Galileo Earnings Momentum Fund were limited to 1.14% until December 31, 1995. The expense limitation on the TCW Galileo Mid-Cap Growth Fund will expire on December 31, 1996.
Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1996

Note 5 - Purchases and Sales of Securities
Investment transactions (excluding short-term investments) for the year ended October 31, 1996 were as follows:

                                             TCW                    TCW                    TCW                 TCW
                                         Galileo High            Galileo                 Galileo        Galileo Long-Term
                                         Grade Fixed            High Yield           Mortgage Backed     Mortgage Backed
                                         Income Fund            Bond Fund            Securities Fund     Securities Fund
                                       ---------------        --------------         ---------------    -----------------
Purchases at Cost                       $   2,160,293          $174,557,453           $    783,650        $ 10,595,659
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------

Sales Proceeds                          $   7,091,269          $ 98,758,313           $ 25,987,207        $ 11,425,219
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------

U.S. Government Purchases
 at Cost                                $  67,670,796          $        ---           $ 35,698,586        $ 51,449,313
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------

U.S. Government Sales Proceeds          $  73,217,839          $    369,264           $ 30,310,118        $ 19,103,806
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------

                                             TCW                TCW Galileo            TCW Galileo         TCW Galileo
                                        Galileo Core             Earnings                Mid-Cap            Small Cap
                                         Equity Fund          Momentum Fund            Growth Fund         Growth Fund
                                       ---------------        --------------         ---------------     ---------------
Purchases at Cost                       $  88,946,200          $ 78,873,146           $ 44,445,055        $ 92,851,495
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------

Sales Proceeds                          $  80,903,769          $ 70,623,365           $ 14,631,570        $ 47,129,702
                                        -------------          ------------           ------------        ------------
                                        -------------          ------------           ------------        ------------


                                         TCW Galileo            TCW Galileo            TCW Galileo
                                         Asia Pacific             Emerging            Latin America
                                         Equity Fund           Markets Fund            Equity Fund
                                       ---------------        --------------         ---------------
Purchases at Cost                       $  40,295,058          $ 43,054,259           $ 43,993,281
                                        -------------          ------------           ------------
                                        -------------          ------------           ------------

Sales Proceeds                          $  41,873,402          $ 43,248,263           $ 26,206,320
                                        -------------          ------------           ------------
                                        -------------          ------------           ------------

There were no purchases or sales of U.S. Government Securities for the equity funds for the year ended October 31, 1996.


Note 6 - Restricted Securities

The following restricted securities held by the Funds as of October 31, 1996 were valued both at the date of acquisition and October 31, 1996, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

----------------------------------------

TCW Galileo High Yield Bond Fund:

   Number of Shares, Rights,                                      Date of
   Units or Principal Amount            Investment              Acquisition           Cost
   -------------------------  --------------------------------  ------------     ------------
   $    1,000,000             CalEnergy Company, Inc.,
                              (144A), 9.5%, due 09/15/06         09/18/96        $   996,160
          500,000               Cinemark, USA Inc.,
                              (144A), 9.625%, due 08/01/08       08/12/96            497,765
          825,000               Dade International, Inc.,
                              (144A), 11.125%, due 05/01/06      04/30/96            825,000
        3,000,000             Dade International, Inc.,
                              (144A), 11.125%, due 05/01/06      06/25/96          3,112,500
          525,000               E & S Holdings Corp.,
                              (144A), 10.375%, due 10/01/06      09/24/96            525,000
        1,250,000             First Nationwide Escrow Corp.,
                              (144A), 10.625%, due 10/01/03      09/13/96          1,250,000
          500,000             First Nationwide Escrow Corp.,
                              (144A), 10.625%, due 10/01/03      10/15/96            522,500
        3,000,000             Guitar Center Management, Inc.,
                              (144A), 11%, due 07/01/06          06/27/96          3,000,000
          750,000             Homeside Inc.,
                              (144A), 11.25%, due 05/15/03       05/07/96            750,000
        1,000,000             Homeside Inc.,
                              (144A), 11.25%, due 05/15/03       06/27/96          1,035,000
          875,000             ISP Holdings Inc.,
                              (144A), 9%, due 10/15/03           10/15/96            872,559
        1,000,000             International Home Foods, Inc.,
                              (144A), 10.375%, due 11/01/06      10/29/96          1,000,000
        1,350,000             Outsourcing Solutions Corp.,
                              (144A), 11%, due 11/01/06          10/31/96          1,350,000
        2,000,000             Panda Funding Corp.,
                              (144A), 11.625%, due 08/20/12      07/26/96          2,000,000
          500,000             Panda Funding Corp.,
                              (144A), 11.625%, due 08/20/12      08/28/96            512,500
        1,000,000             Pierce Leahy Corp.,
                              (144A), 11.125%, due 07/15/06      07/17/96          1,000,000
        1,300,000             Plains Resources, Inc.,
                              (144A), 10.25%, due 03/15/06       08/19/96          1,302,850
        1,000,000             Rayovac Corp.,
                              (144A), 10.25%, due 11/01/06       10/17/96          1,000,000
          450,000             Remington Arms Company, Inc.,
                              (144A), 9.5%, due 12/01/03         08/07/96            411,750
        1,000,000             Remington Arms Company, Inc.,
                              (144A), 9.5%, due 12/01/03         08/21/96            922,500
        1,000,000             Remington Product Company, L.L.C.,
                              (144A), 11%, due 05/15/06          05/16/96            992,510
          500,000             Remington Product Company, L.L.C.,
                              (144A), 11%, due 05/15/06          06/05/96            498,750
          725,000             U.S. Can Corp.,
                              (144A), 10.125%, due 10/15/06      10/10/96            725,000

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1996


Note 6 - Restricted Securities (Continued)

The total value of restricted securities is $25,822,281, which represents 14% of net assets of the Fund at October 31, 1996.

TCW Galileo Mortgage Backed Securities Fund:

                                                                          Date of
        Principal Amount                   Investment                    Acquisition           Cost
        ----------------   -------------------------------------------  -------------     --------------
        $   1,309,639      Greenwich Capital Acceptance, Inc. (91-03),
                           (Private Placement), 8.3064%, due 08/25/19     03/21/91        $   1,298,116


The total value of restricted securities is $1,267,076, which represents 2% of net assets of the Fund at October 31, 1996.



TCW Galileo Asia Pacific Equity Fund:

                                                                          Date of
        Number of Shares                   Investment                    Acquisition           Cost
        ----------------   -------------------------------------------  -------------     --------------
            251,000        Mahindra & Mahindra, Limited (144A),
                           Convertible Bond, 5%, due 07/09/01             07/05/96        $    251,000
            511,000        United Microelectric Corporation, Limited
                           (144A), Convertible Bond, 1.25%, due
                           08/06/04 (Taiwan)                              07/08/96             658,410

The total value of restricted securities is $881,905, which represents 1.8% of net assets of the Fund at October 31, 1996.



TCW Galileo Emerging Markets Fund:

                                                                           Date of
        Number of Shares                   Investment                     Acquisition           Cost
        ----------------   -------------------------------------------   -------------     --------------
            13,406         AO Mosenergo Joint Stock Company (144A) (ADR)
                           (Russia)                                        06/14/96        $   339,990
             6,400         Cementos Diamante, S.A., (144A) (ADS)
                           (Columbia)                                      05/17/94            107,724
             3,000         Chilectra, S.A. (144A) (ADR) (Chile)            08/17/95            135,375
            10,000         Gazprom (144A) (ADR) (Russia)                   10/22/96            157,500
             3,940         Gedeon Richter (144A) (Hungary)                 08/02/96            201,997
             4,150         Komercni Banka (144A) (GDR) (Czech Republic)    08/23/96            124,600
             8,008         Lukoil Holdings (144A) (ADR) (Russia)           06/21/96            332,358
           274,000         Mahindra & Mahindra, Limited (144A),
                           Convertible Bond, 5%, due 07/09/02  (India)     07/03/96            274,000
                 8         Megionneftegaz (144A) (RDC) (Russia)            09/03/96            302,000
             9,200         Mol Magyar Olaj-Es Gazipazi (144A) (GDR)
                           (Hungary)                                       08/22/96             97,250
                13         Rostelecom (144A) (RDC) (Russia)                08/21/96            337,500
             4,195         Siderar, S.A. (144A) (ADR) (Argentina)          04/30/96             71,315
           265,000         United Microelectric Corporation, Limited (144A)
                           Convertible Bond, 1.25%, due 08/06/04 (Taiwan)  07/05/96            343,175

The total value of restricted securities is $2,807,488, which represents 4.9% of net assets of the Fund at October 31, 1996.

                                                                October 31, 1996
NOTES TO FINANCIAL STATEMENTS (Continued)
----------------------------------------


Note 6 - Restricted Securities (Continued)

TCW Galileo Latin America Equity Fund:

                                                                            Date of
        Number of Shares                   Investment                      Acquisition           Cost
        ----------------   -------------------------------------------    -------------     --------------
            18,900         Cementos Diamante, S.A. (144A) (ADS) (Colombia)  05/17/94        $     311,989
            10,300         Chilectra, S.A. (144A) (ADR) (Chile)             12/01/95              525,875
            10,237         COMPANHIA ENERGETICA DE MINAS GERAIS
                           (CEMIG) (144A) (ADR) (Brazil)                    12/14/94              310,142
            17,500         Mavesa (144A) (Venezuela)                        05/09/96               78,081
            13,060         Siderar, S.A. (144A) (ADR) (Argentina)           04/30/96              222,020
             2,509         Siderurgica Venezolana Sivensa, Saica
                           S.A.C.A., Series B (144A) (ADR) (Venezuela)      08/14/96                  605

The total value of restricted securities is $1,535,863, which represents 2.2% of net assets of the Fund at October 31, 1996.

Note 7 -Disclosure of Galileo Funds Voting Results

A Special Meeting of Shareholders of the TCW Galileo Asia Pacific Equity and TCW Galileo Emerging Markets Funds was held on November 1, 1995. At the meeting, the following matters were submitted to a shareholder vote and approved by a majority of each Fund's outstanding voting securities: (i) approval of an amended and restated sub-investment advisory agreement between the TCW Galileo Asia Pacific Equity Fund, TCW Funds Management, Inc., the Fund's investment adviser, and TCW Asia Limited, the sub-adviser (votes for: 3,322,546; votes against: 0; abstentions: 163,973), and (ii) approval of amended and restated sub-investment advisory agreements between the TCW Galileo Emerging Markets Fund, TCW Funds Management, Inc., the fund's investment advisor, and TCW Asia Limited and TCW London International, Limited, the sub-advisers. (both sub-advisory agreements were approved with votes for: 3,683,240; votes against:
46,531; abstentions: 151,200). 5,304,333 and 7,227,618 shares were outstanding on the record date of the meeting for the TCW Galileo Asia Pacific Equity and TCW Galileo Emerging Markets Funds, respectively, and 3,486,519 and 3,812,748 shares entitled to vote were present in person or by proxy at the meeting for the TCW Galileo Asia Pacific Equity and TCW Galileo Emerging Markets Funds, respectively.

A Special Meeting of Shareholders of the TCW Galileo Long-Term Mortgage Backed Securities and TCW Galileo Mortgage Backed Securities Funds was held on February 1, 1996. At the meeting, the following matters were submitted to a shareholder vote and approved by a majority of each Fund's outstanding voting securities:
(i) approval of a modification to the investment objective of the TCW Galileo Long-Term Mortgage Backed Securities Fund (votes for: 4,273,794; votes against 95,669; abstentions: 0), and (ii) approval of a modification to the investment objective of the TCW Galileo Mortgage Backed Securities Fund (votes for:
6,116,571; votes against: 0; abstentions: 73,282). 7,900,072 and 9,557,864 shares were outstanding on the record date of the meeting for the TCW Galileo Long-Term Mortgage Backed Securities and TCW Galileo Mortgage Backed Securities Funds, respectively, and 4,369,463 and 6,189,854 shares entitled to vote were present in person or by proxy at the meeting for the TCW Galileo Long-Term Mortgage Backed Securities and TCW Galileo Mortgage Backed Securities Funds, respectively.


Note 8 - Subsequent Event

On January 2, 1997, the TCW Convertible Limited Partnership will exchange its limited partnership interests for a new TCW Galileo Fund, called the TCW Galileo Convertible Securities Fund.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Money Market Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                     Year Ended              Year Ended
                                                  October 31, 1996        October 31, 1995
                                                  ----------------        ----------------
Net Asset Value per Share, Beginning of Period       $     1.00              $     1.00

Income from Investment Operations:

        Net Investment Income                            0.0509                  0.0549

Less Distributions:

        Distributions from Net Investment Income        (0.0509)                (0.0549)
                                                     -----------             ----------

Net Asset Value per Share, End of Period             $     1.00              $     1.00
                                                     -----------             ----------
                                                     -----------             ----------

Total Return                                               5.21%                   5.67%


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)             $  233,671              $   86,302

Ratio of Net Expenses to Average Net Assets (4)            0.40%                   0.40%

Ratio of Net Investment Income to Average Net Assets       5.04%                   5.49%


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2)     For the period July 14, 1988 (commencement of operations) to
        December 31, 1988 and not indicative of a full year's operating results.
(3)     Annualized.
(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.44% for the fiscal year ended October 31, 1996, 0.46% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%,
        0.47%, 0.51 % and 0.71% for the years ended December 31, 1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1988.


                                                     Year Ended December 31,                          July 14, 1988
     Ten Months Ended        -----------------------------------------------------------------        (Inception) to
     October 31, 1994          1993          1992          1991          1990          1989          December 31, 1988
     ----------------        ---------     ---------     ---------     ---------     ---------       -----------------
        $     1.00           $    1.00     $    1.00     $    1.00     $    1.00     $    1.00           $    1.00



            0.0304              0.0293        0.0381        0.0620        0.0800        0.0882              0.0379



           (0.0304)            (0.0293)      (0.0381)      (0.0620)      (0.0800)      (0.0882)            (0.0379)
        ----------           ---------     ---------     ---------     ---------     ---------           ---------

        $     1.00           $    1.00     $    1.00     $    1.00     $    1.00     $    1.00           $    1.00
        ----------           ---------     ---------     ---------     ---------     ---------           ---------
        ----------           ---------     ---------     ---------     ---------     ---------           ---------
              3.04% (1)           2.97%         3.92%         6.35%         8.18%         9.22%               7.68% (2)






        $  124,392           $  81,204     $ 183,465     $ 140,987     $ 167,572     $  88,620           $  63,703

              0.40% (3)           0.40%         0.40%         0.40%         0.40%         0.40%               0.40% (3)

              3.65% (3)           2.93%         3.81%         6.20%         8.00%         8.82%               8.08% (3)

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo High Grade Fixed Income Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                     March 1, 1993
                                                                                  Ten Months       (Commencement of
                                                  Year Ended      Year Ended        Ended         Operations) through
                                                Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994        Dec. 31, 1993
                                                -------------   -------------   -------------     -------------------
Net Asset Value per Share, Beginning
 of Period                                       $       9.61    $       8.94    $      10.04       $      10.00
                                                 ------------    ------------    ------------       ------------

Income (Loss) from Investment Operations:

        Net Investment Income                            0.55            0.58            0.44               0.45
        Net Realized and Unrealized Gain (Loss)
         on Investments and Foreign Currency
         Transactions/Translations                      (0.16)           0.62           (1.16)              0.19
                                                 ------------    ------------    ------------       ------------

                Total from Investment Operations         0.39            1.20           (0.72)              0.64
                                                 ------------    ------------    ------------       ------------

Less Distributions:

        Distributions from Net Investment Income        (0.55)          (0.53)          (0.38)             (0.45)
        Distributions from Net Realized Gains             ---             ---             ---              (0.14)
        Distributions in Excess of Net
         Realized Gains                                   ---             ---             ---              (0.01)
                                                 ------------    ------------    ------------       ------------

                Total Distributions                     (0.55)          (0.53)          (0.38)             (0.60)
                                                 ------------    ------------    ------------       ------------

Net Asset Value per Share, End of Period         $       9.45    $       9.61    $       8.94       $      10.04
                                                 ------------    ------------    ------------       ------------
                                                 ------------    ------------    ------------       ------------

Total Return                                             4.26%          13.92%          (7.24)%(1)          6.54%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)         $     25,006    $     36,236    $     50,153        $    33,328

Ratio of Expenses to Average Net Assets                  0.76%           0.68%(4)        0.50%(3)(4)        0.50%(3)(4)

Ratio of Net Investment Income to Average
 Net Assets                                              5.85%           6.38%           6.11%(3)           5.24%(3)

Portfolio Turnover Rate                                238.73%         223.78%         208.63%(1)         149.96%(2)


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

TCW Galileo High Yield Bond Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                              March 1, 1993
                                                                                           Ten Months       (Commencement of
                                                   Year Ended           Year Ended            Ended        Operations) through
                                                 Oct. 31, 1996        Oct. 31, 1995       Oct. 31, 1994       Dec. 31, 1993
                                                 -------------        -------------       -------------    -------------------
Net Asset Value per Share, Beginning
 of Period                                       $       9.74         $       9.43        $      10.12        $      10.00
                                                 ------------         ------------        ------------        ------------

Income (Loss) from Investment Operations:

        Net Investment Income                            0.89                 0.92                0.73                0.74
        Net Realized and Unrealized Gain (Loss)
         on Investments                                  0.03                 0.39               (0.77)               0.27
                                                 ------------         ------------        ------------        ------------

                Total from Investment Operations         0.92                 1.31               (0.04)               1.01
                                                 ------------         ------------        ------------        ------------

Less Distributions:

        Distributions from Net Investment Income        (0.89)               (1.00)              (0.65)              (0.74)
        Distributions from Net Realized Gains             ---                  ---                 ---               (0.15)
                                                 ------------         ------------        ------------        ------------

                Total Distributions                     (0.89)               (1.00)              (0.65)              (0.89)
                                                 ------------         ------------        ------------        ------------

Net Asset Value per Share, End of Period         $       9.77         $       9.74        $       9.43        $      10.12
                                                 ------------         ------------        ------------        ------------
                                                 ------------         ------------        ------------        ------------

Total Return                                             9.92%               14.65%              (0.34)% (1)         10.47% (2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)         $    183,815         $     92,652        $     90,577        $     73,737

Ratio of Expenses to Average Net Assets                  0.90%                0.87% (4)           0.79% (3)(4)        0.79% (3)(4)

Ratio of Net Investment Income to Average
 Net Assets                                              9.21%                9.60%               9.18% (3)           8.60% (3)

Portfolio Turnover Rate                                 82.56%               36.32%              34.01% (1)          47.60% (2)


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period March 1, 1993 (commencement of operations) through
    December 31, 1993 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                               March 1, 1993
                                                                               Ten Months   (Commencement of
                                              Year Ended      Year Ended         Ended      Operations) through
                                             Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994     Dec. 31, 1993
                                             -------------   -------------   -------------  -------------------
Net Asset Value per Share, Beginning
 of Period                                   $       9.58    $       9.41    $       9.86    $      10.00
                                             ------------    ------------    ------------    ------------


Income (Loss) from Investment Operations:

        Net Investment Income                        0.51            0.67            0.42            0.50
        Net Realized and Unrealized Gain
         (Loss) on Investments                       0.22            0.25           (0.48)          (0.12)

                                             ------------    ------------    ------------    ------------
            Total from Investment Operations         0.73            0.92           (0.06)           0.38
                                             ------------    ------------    ------------    ------------


Less Distributions:
        Distributions from Net Investment
         Income                                     (0.46)          (0.71)          (0.39)          (0.50)
        Distributions in Excess of Net
         Investment Income                          (0.18)          (0.04)            ---             ---
        Distributions from Net Realized Gains         ---             ---             ---           (0.02)

                                             ------------    ------------    ------------    ------------
            Total Distributions                     (0.64)          (0.75)          (0.39)          (0.52)
                                             ------------    ------------    ------------    ------------
Net Asset Value per Share, End of Period     $       9.67    $       9.58    $       9.41    $       9.86
                                             ============    ============    ============    ============

Total Return                                         7.86%          10.16%          (0.61)%(1)       3.89%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)     $     61,835    $     81,366    $    134,948    $    147,666

Ratio of Expenses to Average Net Assets              0.69%           0.61%(4)        0.55%(3)(4)     0.55%(3)(4)

Ratio of Net Investment Income to Average
 Net Assets                                          5.34%           7.13%           5.18%(3)        5.98%(3)

Portfolio Turnover Rate                             54.10%          37.83%          65.64%(1)       70.44%(2)


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995, 0.62% for the ten months ended October 31, 1994 and 0.70% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

TCW Galileo Long-Term Mortgage Backed Securities Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                                 June 17, 1993
                                                                                        Ten Months              (Commencement of
                                              Year Ended           Year Ended               Ended             Operations) through
                                             Oct. 31, 1996        Oct. 31, 1995        Oct. 31, 1994              Dec. 31, 1993
                                             -------------        -------------        -------------          -------------------
Net Asset Value per Share, Beginning
 of Period                                   $       9.56         $       8.95         $      10.07           $      10.00
                                             ------------         ------------         ------------           ------------

Income (Loss) from Investment Operations:

        Net Investment Income                        0.68                 0.72                 0.63                   0.28
        Net Realized and Unrealized Gain
         (Loss) on Investments                       0.02                 0.71                (1.26)                  0.07
                                             ------------         ------------         ------------           ------------

              Total from Investment
              Operations                             0.70                 1.43                (0.63)                  0.35
                                             ------------         ------------         ------------           ------------

Less Distributions:

        Distributions from Net
          Investment Income                         (0.68)               (0.82)               (0.49)                 (0.28)
        Distributions in Excess of Net
          Investment Income                         (0.02)                 ---                  ---                    ---
                                             ------------         ------------         ------------           ------------
                Total Distributions                 (0.70)               (0.82)               (0.49)                 (0.28)
                                             ------------         ------------         ------------           ------------

Net Asset Value per Share, End of Period     $       9.56         $       9.56         $       8.95           $      10.07
                                             ------------         ------------         ------------           ------------
                                             ------------         ------------         ------------           ------------



Total Return                                         7.69%               16.84%               (6.39)%/(1)/            3.51%/(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)     $    112,260         $     80,159         $     66,632           $     25,215

Ratio of Expenses to Average Net Assets              0.68%                0.68%/(4)/           0.65%/(3)(4)/          0.65%/(3)(4)/

Ratio of Net Investment Income to Average
 Net Assets                                          7.15%                7.88%                8.03%/(3)/             5.37%/(3)/

Portfolio Turnover Rate                             39.28%               23.76%               36.71%/(1)/            44.47%/(2)/


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period June 17, 1993 (commencement of operations) through
    December 31, 1993 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995, 0.78% for the ten months ended October 31, 1994 and 1.13% for the period June 17, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Core Equity Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                             March 1, 1993
                                                                               Ten Months   (Commencement of
                                              Year Ended      Year Ended          Ended    Operations) through
                                             Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994   Dec. 31, 1993
                                             -------------   -------------   ------------- -------------------
Net Asset Value per Share, Beginning
 of Period                                   $      13.69    $      11.57    $      11.81    $      10.00
                                             ------------    ------------    ------------    ------------

Income (Loss) from Investment Operations:

        Net Investment Income                        0.11            0.06            0.04            0.03
        Net Realized and Unrealized Gain
         (Loss) on Investments                       2.18            2.11           (0.28)           1.81
                                             ------------    ------------    ------------    ------------

            Total from Investment Operations         2.29            2.17           (0.24)           1.84
                                             ------------    ------------    ------------    ------------
Less Distributions:

        Distributions from Net
         Investment Income                          (0.05)          (0.05)            ---           (0.03)
                                             ------------    ------------    ------------    ------------
Net Asset Value per Share, End of Period     $      15.93    $      13.69    $      11.57    $      11.81
                                             ------------    ------------    ------------    ------------
                                             ------------    ------------    ------------    ------------

Total Return                                        16.79%          18.85%          (2.03)%(1)      18.41%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)     $    231,302    $    197,721    $    136,122    $     55,885

Ratio of Expenses to Average Net Assets              0.82%           0.85%           0.91%(3)        1.00%(3)(4)

Ratio of Net Investment Income to Average
 Net Assets                                          0.18%           0.48%           0.44%(3)        0.55%(3)

Portfolio Turnover Rate                             39.58%          53.77%          23.53%(1)       29.67%(2)

Average Commission Rate Paid by the Fund(5)  $       0.06             N/A             N/A             N/A

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period March 1, 1993 (commencement of operations) through
    December 31, 1993 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1993. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Earnings Momentum Fund

FINANCIAL HIGHLIGHTS
--------------------


                                                                              November 1, 1994
                                                                              (Commencement of
                                                             Year Ended      Operations) through
                                                            Oct. 31, 1996      Oct. 31, 1995
                                                           ---------------   -------------------
Net Asset Value per Share, Beginning of Period              $       11.47       $       10.00
                                                            -------------       -------------

Income from Investment Operations:

        Net Investment (Loss)                                       (0.11)              (0.03)
        Net Realized and Unrealized Gain on Investments              1.72                1.51
                                                            -------------       -------------
                Total from Investment Operations                     1.61                1.48
                                                            -------------       -------------


Less Distributions:

        Distributions in Excess of Net Investment Income              ---               (0.01)
        Distributions From Net Realized Gains                       (0.07)                ---
                                                            -------------       -------------
                Total Distributions                                 (0.07)              (0.01)
                                                            -------------       -------------

Net Asset Value per Share, End of Period                    $       13.01       $       11.47
                                                            -------------       -------------
                                                            -------------       -------------

Total Return                                                        13.99%              14.76%


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                    $      77,994       $      63,411

Ratio of Net Expenses to Average Net Assets                          1.13%               1.14%(1)

Ratio of Net Investment (Loss) to Average Net Assets                (0.82%)             (0.28%)

Portfolio Turnover Rate                                             99.03%              85.91%

Average Commission Rate Paid by the Fund                    $        0.06(4)              N/A


(1) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.14% for the year ended October 31, 1996 and (commencement of operations) through October 31, 1995.

(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Mid-Cap Growth Fund
                                                                October 31, 1996


FINANCIAL HIGHLIGHTS
--------------------

                                                            June 3, 1996
                                                          (Commencement of
                                                         Operations) through
                                                          October 31, 1996
                                                         -------------------
Net Asset Value per Share, Beginning of Period              $       10.00
                                                            -------------

Loss from Investment Operations:

        Net Investment (Loss)                                       (0.03)
        Net Realized and Unrealized (Loss) on Investments           (0.78)
                                                            -------------
                Total from Investments Operations                   (0.81)
                                                            -------------

Net Asset Value per Share, End of Period                    $        9.19
                                                            -------------
                                                            -------------


Total Return                                                        (8.10)% (1)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                    $      92,430

Ratio of Net Expenses to Average Net Assets                          1.20%(2)(3)

Ratio of Net Investment (Loss) to Average Net Assets                (0.80%)(2)

Portfolio Turnover Rate                                             19.19%(1)

Average Commission Rate Paid by the Fund                    $        0.06(4)

(1) For the period June 3, 1996 (commencement of operations) through
    October 31, 1996 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets as disclosed in Note 4 of the Note to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.27% for the period June 3, 1996 (commencement of operations) through October 31, 1996.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Small Cap Growth Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   March 1, 1994
                                                                                                 (Commencement of
                                                                  Year Ended      Year Ended    Operations) through
                                                                 Oct. 31, 1996   Oct. 31, 1995     Oct. 31, 1994
                                                                 -------------   -------------  -------------------
Net Asset Value per Share, Beginning of Period                   $       13.53   $        9.39   $       10.00
                                                                 -------------   -------------   -------------

Income (Loss) from Investment Operations:

        Net Investment (Loss)                                            (0.13)          (0.07)          (0.04)
        Net Realized and Unrealized Gain (Loss) on Investments            4.08            4.72           (0.57)
                                                                 -------------   -------------   -------------

                Total from Investment Operations                          3.95            4.65           (0.61)
                                                                 -------------   -------------   -------------
Less Distributions:
        Distributions from Net Investment Income                         (0.01)            ---             ---
        Distributions from Net Realized Gains                            (0.30)          (0.51)            ---
                                                                 -------------   -------------   -------------
                Total Distributions                                      (0.31)          (0.51)            ---
                                                                 -------------   -------------   -------------
Net Asset Value per Share, End of Period                         $       17.17   $       13.53   $        9.39
                                                                 -------------   -------------   -------------
                                                                 -------------   -------------   -------------

Total Return                                                             29.73%          49.89%          (6.10%)(1)



Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $     132,444   $      66,056   $      51,089

Ratio of Expenses to Average Net Assets                                   1.14%           1.21%(3)        1.09%(2)(3)

Ratio of Net Investment (Loss) to Average Net Assets                     (0.76)%         (0.61)%         (0.59%)(2)

Portfolio Turnover Rate                                                  45.43%          89.73%          88.63%(1)

Average Commission Rate Paid by the Fund (4)                     $        0.06             N/A             N/A

(1) For the period March 1, 1994 (commencement of operations) through
    October 31, 1994 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the fiscal year ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Asia Pacific Equity Fund
                                                                October 31, 1996


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                 March 1, 1994
                                                                                               (Commencement of
                                                                Year Ended      Year Ended    Operations) through
                                                               Oct. 31, 1996   Oct. 31, 1995     Oct. 31, 1994
                                                               -------------   -------------  -------------------
Net Asset Value per Share, Beginning of Period                 $       8.67    $      10.19    $      10.00
                                                               ------------    ------------    ------------


Income (Loss) from Investment Operations:

        Net Investment Income                                          0.06            0.06            0.03
        Net Realized and Unrealized Gain (Loss) on Investments
         and Foreign Currency                                          0.93           (1.19)           0.16
                                                               ------------    ------------    ------------

                Total from Investment Operations                       0.99           (1.13)           0.19
                                                               ------------    ------------    ------------

Less Distributions:

        Distributions from Net Investment Income                      (0.05)          (0.01)            ---
        Distributions from Net Realized Gains                           ---           (0.16)            ---
        Distributions in Excess of Net Realized Gains                   ---           (0.22)            ---
                                                               ------------    ------------    ------------

                Total Distributions                                   (0.05)          (0.39)            ---
                                                               ------------    ------------    ------------

Net Asset Value per Share, End of Period                       $       9.61    $       8.67    $      10.19
                                                               ------------    ------------    ------------
                                                               ------------    ------------    ------------

Total Return                                                          11.36%         (10.98%)          1.90%(1)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                       $     48,266    $     46,709          54,019

Ratio of Expenses to Average Net Assets                                1.43%           1.47%(3)        1.40%(2)(3)

Ratio of Net Investment Income to Average Net Assets                   0.66%           0.74%           0.45%(2)

Portfolio Turnover Rate                                               84.81%         102.01%          46.75%(1)

Average Commission Rate Paid by the Fund (4)                   $       0.01             N/A             N/A


(1) For the period March 1, 1994 (commencement of operations) through
    October 31, 1994 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the fiscal year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Emerging Markets Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                    March 1, 1994
                                                                                                  (Commencement of
                                                                   Year Ended      Year Ended    Operations) through
                                                                 Oct. 31, 1996   Oct. 31, 1995      Oct. 31, 1994
                                                                 -------------   -------------   -------------------
Net Asset Value per Share, Beginning of Period                   $       7.19    $       9.73    $      10.00
                                                                 ------------    ------------    ------------

Income (Loss) from Investment Operations:

        Net Investment Income (Loss)                                     0.07            0.04           (0.01)
        Net Realized and Unrealized Gain (Loss) on Investments
         and Foreign Currency                                            0.94           (2.58)          (0.26)
                                                                 ------------    ------------    ------------

                Total from Investment Operations                         1.01           (2.54)          (0.27)
                                                                 ------------    ------------    ------------

Less Distributions:
        Distributions from Net Investment Income                        (0.02)            ---             ---
                                                                 ------------    ------------    ------------

Net Asset Value per Share, End of Period                         $       8.18    $       7.19    $       9.73
                                                                 ------------    ------------    ------------
                                                                 ------------    ------------    ------------

Total Return                                                            14.14%         (26.11%)         (2.70%)(1)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $     57,639    $     51,873    $     70,212

Ratio of Expenses to Average Net Assets                                  1.41%           1.55%           1.70%(2)

Ratio of Net Investment Income (Loss) to Average Net Assets              0.82%           0.54%          (0.09)%(2)

Portfolio Turnover Rate                                                 83.76%          74.24%          61.28%(1)

Average Commission Rate Paid by the Fund (3)                     $       0.00             N/A             N/A


(1) For the period March 1, 1994 (commencement of operations) through
    October 31, 1994 and not indicative of a full year's operating results.
(2) Annualized.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Latin America Equity Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                               March 1, 1994
                                                                                                             (Commencement of
                                                                Year Ended      Year Ended      Year Ended  Operations) through
                                                              Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994    Dec. 31, 1993
                                                             --------------  --------------  -------------- -------------------
Net Asset Value per Share, Beginning
 of Period                                                    $       7.92    $      14.99    $      15.11    $      10.00
                                                              ------------    ------------    ------------    ------------

Income (Loss) from Investment Operations:

        Net Investment Income                                         0.11            0.06            0.01            0.08
        Net Realized and Unrealized Gain (Loss)
         on Investments and Foreign Currency                          2.03           (5.92)          (0.13)           6.35
                                                              ------------    ------------    ------------    ------------

                Total from Investment Operations                      2.14           (5.86)          (0.12)           6.43
                                                              ------------    ------------    ------------    ------------

Less Distributions:

        Distributions from Net Investment Income                     (0.05)            ---             ---           (0.08)
        Distributions from Net Realized Gains                          ---             ---             ---           (1.21)
        Distributions in Excess of Net Realized Gains                  ---           (1.21)            ---           (0.03)
                                                              ------------    ------------    ------------    ------------

                Total Distributions                                  (0.05)          (1.21)            ---           (1.32)
                                                              ------------    ------------    ------------    ------------
Net Asset Value per Share, End of Period                      $      10.01    $       7.92    $      14.99    $      15.11
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

Total Return                                                         27.08%         (40.95)%         (0.79)%(1)      64.27%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                      $     68,323    $     38,942    $    122,610    $     89,910

Ratio of Expenses to Average Net Assets                               1.44%           1.58%           1.36%(3)        1.50%(3)(4)

Ratio of Net Investment Income to Average
 Net Assets                                                           1.12%           0.59%(4)        0.11%(3)(4)     0.77%(3)(4)

Portfolio Turnover Rate                                              44.32%          75.62%         143.65%(1)      120.06%(2)

Average Commission Rate Paid by the Fund (5)                  $       0.00             N/A             N/A            N/A


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the period March 1, 1993 (commencement of operations) through
    December 31, 1993 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

INDEPENDENT AUDITORS' REPORT
----------------------------




To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of TCW Galileo Funds, Inc. (comprising TCW Galileo Money Market Fund, TCW Galileo High Grade Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, TCW Galileo Long-Term Mortgage Backed Securities Fund, TCW Galileo Core Equity Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Mid-Cap Growth Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund, and TCW Galileo Latin America Equity Fund) (the "Funds") as of October 31, 1996 and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods ended October 31, 1996 and 1995, and the financial highlights for each of the respective periods in the periods ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodians and brokers. Where confirmations were not received, we performed alternative procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 1996 and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



/s/ Deloitte + Touche LLP
[SIGNATURE APPEARS HERE]
December 13, 1996
Los Angeles, California

SHAREHOLDER INFORMATION
-----------------------



DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Thomas E. Larkin, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Alvin R. Albe, Jr.
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Ronald E. Robison
Senior Vice President

David K. Sandie
Senior Vice President and Treasurer

Philip K. Holl
Secretary

Marie M. Bender
Assistant Secretary

Hilary G.D. Lord
Assistant Secretary



INVESTMENT ADVISER
TCW Funds Management, Inc.
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000



SUB-ADVISERS
TCW Asia Limited
Suite 1308, One Pacific Place
88 Queensway
Hong Kong
TCW London International, Limited
Birkett House
27 Albemarle Street
London W1X3FA



CUSTODIAN
BNY Western Trust Company
700 South Flower Street
Suite 200
Los Angeles, California 90017



TRANSFER AGENT
DST Systems, Inc.
811 Main Street
Kansas City, Missouri 64105



DISTRIBUTOR
TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000



INDEPENDENT AUDITORS
Deloitte & Touche llp
1000 Wilshire Boulevard
Los Angeles, California 90017

                     THIS PAGE IS INTENTIONALLY LEFT BLANK